File Nos.   33-23035
                                                                     811-05618
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
          Pre-Effective Amendment No.                                     ( )
          Post-Effective Amendment No.    23                              (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ( )
          Amendment No.    68                                             (X)

                        (Check appropriate box or boxes.)

     ALLIANZ LIFE VARIABLE ACCOUNT B
     -------------------------------
     (Exact Name of Registrant)

     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
     -----------------------------------------------
     (Name of Depositor)


     1750 Hennepin Avenue, Minneapolis, MN                          55403
     -------------------------------------                        ---------
     (Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code  (612) 347-6596

     Name and Address of Agent for Service
     -------------------------------------
            Michael T. Westermeyer
            Allianz Life Insurance Company of North America
            1750 Hennepin Avenue
            Minneapolis, MN  55403

     Copies to:
            Judith A. Hasenauer
            Blazzard, Grodd & Hasenauer, P.C.
            P.O. Box 5108
            Westport, CT 06881
            (203) 226-7866

     It is proposed that this filing will become effective:


      _____  immediately upon filing pursuant to paragraph (b) of Rule 485
      __X__  on May 1, 2000  pursuant to paragraph  (b) of Rule 485
      _____  60 days after filing  pursuant to paragraph  (a)(1) of Rule 485
      _____  on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

      _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered:

    Individual Deferred Variable Annuity Contracts


                              CROSS REFERENCE SHEET
                             (Required by Rule 495)

Item No.                                                  Location
--------                                                  --------
                            PART A

Item 1.   Cover Page . . . . . . . . . . . . . . . . .    Cover Page

Item 2.   Definitions. . . . . . . . . . . . . . . . .    Index of Terms

Item 3.   Synopsis or Highlights. . . . . . . . . . .     Summary

Item 4.   Condensed Financial Information. . . . . . .    Appendix - Condensed
                                                          Financial Information

Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies. . . . . . . . . . . .  The  Separate Account;
                                                          Allianz Life;  Invest-
                                                          ment Options

Item 6.   Deductions. . . . . . . . . . . . . . . . . .   Expenses

Item 7.   General Description of Variable Annuity
          Contracts. . . . . . . . . . . . . . . . . . .  The Franklin Valuemark
                                                          II  and  Franklin
                                                          Valuemark III Variable
                                                          Annuity Contracts

Item 8.   Annuity Period. . . . . . . . . . . . . . . .   Annuity Payments (the
                                                          Payout Phase)

Item 9.   Death Benefit. . . . . . . . . . . . . . . . .  Death Benefit

Item 10.  Purchases and Contract Value.. . . . . . . . .  Purchase

Item 11.  Redemptions. . . . . . . . . . . . . . . . . .  Access To Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . . . . . .  Taxes

Item 13.  Legal Proceedings. . . . . . . . . . . . . . .  Not Applicable

Item 14.  Table of Contents of the Statement of
          Additional Information. . . . . . . . . . . .   Table of Contents of
                                                          the Statement of
                                                          Additional Information

                         CROSS REFERENCE SHEET (cont'd)
                             (Required by Rule 495)

Item No.                                                  Location
--------                                                  --------
                              PART B

Item 15.  Cover Page. . . . . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . . . . . .  Table of Contents

Item 17.  General Information and History. . . . . . . .  The Company

Item 18.  Services. . . . . . . . . . . . . .. . . . . .  Not Applicable

Item 19.  Purchase of Securities Being Offered. . . . .   Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . . .   Distributor

Item 21.  Calculation of Performance Data. . . .. . . .   Calculation of
                                                          Performance Data

Item 22.  Annuity Payments. . . . . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements. . . . . . . . . . . . .   Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

                                     PART A

                    THE VALUEMARK(R)II AND THE VALUEMARK(R)III
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and

                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


This prospectus describes the Valuemark II and the Valuemark III Variable Annuity Contracts (Contracts) with a Fixed Account offered by Allianz Life Insurance Company of North America (Allianz Life). All references to "we," "us" and "our" refer to Allianz Life.

The annuity offers the Variable Options listed below, and a Fixed Account of Allianz Life. Each Variable Option invests in a Portfolio of the corresponding fund listed below. You can select up to 10 investment choices (which includes any of the Variable Options and the Fixed Account). The Fixed Account and one or more of the Variable Options may not be available in your state.


VARIABLE OPTIONS:

AIM VARIABLE INSURANCE
FUNDS, INC.:
AIM V.I. Growth Fund

THE ALGER AMERICAN FUND:
Alger American Growth Portfolio
Alger American Leveraged AllCap Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST#:
Franklin Aggressive Growth Securities Fund
Franklin Global Communications Securities Fund*
Franklin Global Health Care Securities Fund
Franklin Growth and Income Securities Fund*
Franklin High Income Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund*
Franklin Money Market Fund
Franklin Natural Resources Securities Fund
Franklin Real Estate Fund*
Franklin Rising Dividends Securities Fund*
Franklin S&P 500 Index Fund
Franklin Small Cap Fund
Franklin Technology Securities Fund
Franklin U.S. Government Fund*
Franklin Value Securities Fund
Franklin Zero Coupon Funds - 2000, 2005 and 2010
Mutual Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Asset Strategy Fund*
Templeton Developing Markets Securities Fund*
Templeton Global Income Securities Fund
Templeton Growth Securities Fund*
Templeton International Securities Fund*
Templeton International Smaller Companies Fund
Templeton Pacific Growth Securities Fund*

#Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance Products Trust.

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST:
USAllianz VIP Diversified Assets Fund
USAllianz VIP Fixed Income Fund
USAllianz VIP Growth Fund

*The Fund name changed since the last prospectus update as follows:

   Current Name                                    Previous Name
-----------------------------------------------------------------------------------------
Franklin Global Communications Securities Fund  Franklin Global Utilities Securities Fund
Franklin Growth and Income Securities Fund      Franklin Growth and Income Fund
Franklin Large Cap Growth Securities Fund       Franklin Capital Growth Fund
Franklin Real Estate Fund                       Franklin Real Estate Securities Fund
Franklin Rising Dividends Securities Fund       Franklin Rising Dividends Fund
Franklin U.S. Government Fund                   Franklin U.S. Government Securities Fund
Templeton Asset Strategy Fund                   Templeton Global Asset Allocation Fund
Templeton Developing Markets Securities Fund    Templeton Developing Markets Equity Fund
Templeton Growth Securities Fund                Templeton Global Growth Fund
Templeton International Securities Fund         Templeton International Equity Fund
Templeton Pacific Growth Securities Fund        Templeton Pacific Growth Fund


The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus before investing and keep it for future reference. It contains important information about the Valuemark II and the Valuemark III Variable Annuity Contracts, each with a Fixed Account.


To learn more about the Contracts offered by this prospectus, you can obtain a copy of the Statement of Additional Information(SAI) dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on page 24 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at 1-800-542-5427 or write us at: 1750 Hennepin Avenue, Minneapolis, Minnesota 55403-2195.


The Valuemark II and Valuemark III
Variable Annuity Contracts:

o are not bank deposits

o are not federally insured

o are not endorsed by any bank or government agency

o are not guaranteed and may be subject to loss of principal


This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.


Dated: May 1, 2000

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INDEX OF  TERMS                                     4

SUMMARY                                             5

FEE TABLE                                           6

THE VALUEMARK II AND THE VALUEMARK III
VARIABLE ANNUITY CONTRACTS                         12
   Contract  Owner                                 12
   Contingent  Owner
   (Valuemark II Contracts Only)                   12
   Joint  Owner                                    12
   Annuitant                                       12
   Beneficiary                                     13
   Assignment                                      13

ANNUITY   PAYMENTS (THE PAYOUT  PHASE)             13
   Annuity  Options                                13

PURCHASE                                           14
   Purchase  Payments                              14
   Automatic Investment   Plan                     14
   Allocation of Purchase  Payments                14
   Accumulation  Units                             14

INVESTMENT  OPTIONS                                15
   Transfers                                       17
   Dollar Cost Averaging  Program                  17
   Flexible Rebalancing                            18
   Voting Privileges                               18
   Substitution                                    18

EXPENSES                                           18
   Insurance  Charges                              18
      Mortality and Expense Risk  Charge           18
      Administrative  Expense Charge               18
   Contract Maintenance  Charge                    19
   Contingent Deferred Sales  Charge               19
      Reduction or Elimination   of the
      Contingent Deferred Sales  Charge            19
   Transfer Fee                                    20
   Premium  Taxes                                  20
   Income  Taxes                                   20
   Portfolio  Expenses                             20

TAXES                                              20
   Annuity Contracts in  General                   20
   Qualified and  Non-Qualified Contracts          20
   Multiple Contracts                              20
   Withdrawals -  Non-Qualified Contracts          21
   Withdrawals - Qualified Contracts               21
   Withdrawals -  Tax-Sheltered Annuities          22
   Diversification                                 22

ACCESS TO YOUR MONEY                               22
   Systematic Withdrawal  Program                  22
   Minimum Distribution  Program                   23
   Suspension of Payments or Transfers             23

PERFORMANCE                                        23

DEATH  BENEFIT                                     23
   Death of Contract Owner                         23
   Death of Annuitant                              25

OTHER INFORMATION                                  25
   Allianz   Life                                  25
   The Separate  Account                           25
   Distribution                                    25
   Administration                                  25
   Financial Statements                            25

TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION                26

APPENDIX                                           27

INDEX OF TERMS
--------------------------------------------------------------------------------

This prospectus is written in plain English. However, there are some technical terms used which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term.

                                               Page

Accumulation  Phase                             12
Accumulation   Unit                             14
Annuitant                                       12
Annuity  Options                                13
Annuity  Payments                               13
Annuity   Unit                                  14
Beneficiary                                     13
Contract                                        12
Contract  Owner                                 12
Fixed  Account                                  12
Income   Date                                   13
Joint Owner                                     12
Non-Qualified                                   20
Payout  Phase                                   13
Portfolios                                      15
Purchase  Payment                               14
Qualified                                       20
Tax  Deferral                                   20
Variable Option                                 12

SUMMARY
--------------------------------------------------------------------------------

The sections in the summary correspond to sections in this prospectus which discuss the topics in more detail.

THE VARIABLE ANNUITY CONTRACTS:


The annuity contracts offered by Allianz Life provide a means for investing on a tax-deferred basis in Variable Options and the Allianz Life Fixed Account for retirement savings or other long-term investment purposes. The Contracts provide a guaranteed death benefit and income options.


ANNUITY PAYMENTS:

If you want to receive regular income from your annuity, you can choose an Annuity Option. You can choose whether to have payments come from our general account, the available Variable Options or both. If you choose to have any part of your payments come from the Variable Options, the dollar amount of your payments may go up or down based on the performance of the Portfolios.

PURCHASE:


The Contracts are no longer available for sale. However, for existing Contract Owners, you can add $250 ($100 if you select the Automatic Investment Plan) or more any time you like during the Accumulation Phase.


INVESTMENT OPTIONS:


You can put your money in the Variable Options and/or you can invest in the Allianz Life Fixed Account. The investment returns on the Portfolios are not guaranteed. You can make or lose money. You can make transfers between investment options.


EXPENSES:

The Contracts have insurance features and investment features, and there are costs related to each.

Each year, Allianz Life deducts a $30 contract maintenance charge from your Contract. Allianz Life currently waives this charge if the value of your Contract is at least $100,000.

Allianz Life deducts a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option. Allianz Life also deducts an administrative charge which is equal, on an annual basis, to 0.15% of the average daily value of the Contract invested in a Variable Option.

If you take money out of the Contract, Allianz Life may assess a contingent deferred sales charge against each Purchase Payment withdrawn. The contingent deferred sales charge starts at 5% in the first year and declines to 0% after 5 years for the Valuemark II Contract. For the Valuemark III Contract, the contingent deferred sales charge starts at 6% in the first year and declines to 0% after 5 years.

You can make 12 free transfers each year. After that, Allianz Life deducts $25, or 2% of the amount transferred, whichever is less, for each additional transfer.


There are also daily investment charges which range, on an annual basis, from 0.49% to 1.56% of the average daily value of the Portfolio, depending upon the Portfolio.


TAXES:

Your earnings are not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 591/2 when you take money out, you may be charged a 10% federal tax penalty.

ACCESS TO YOUR MONEY:

You  can  take  money  out of  your  Contract  during  the  Accumulation  Phase.
Withdrawals during the Accumulation Phase may be subject to a contingent deferred sales charge. You may also have to pay income tax and a tax penalty on any money you take out.

DEATH BENEFIT:


If you die before moving to the Payout Phase, the person you have chosen as a Beneficiary will receive a death benefit.


INQUIRIES:

If you have questions about your Contract or need more information, please contact us at:


         USAllianz Service Center
         300 Berwyn Park
         P.O. Box 3031
         Berwyn, PA 19312-0031
         1-800-624-0197

FEE TABLE
--------------------------------------------------------------------------------


The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Contract. It reflects expenses of the Separate Account as well as the Portfolios.


CONTRACT OWNER TRANSACTION FEES

Contingent Deferred Sales   Charge*
(as a percentage of Purchase   Payments)

  VALUEMARK II:                    VALUEMARK III:
  YEARS SINCE                       YEARS SINCE
   PURCHASE                          PURCHASE
   PAYMENT      CHARGE               PAYMENT      CHARGE
--------------------------------------------------------

      0-1         5%                    0-1         6%
      1-2         5%                    1-2         5%
      2-3         4%                    2-3         4%
      3-4         3%                    3-4         3%
      4-5        1.5%                   4-5        1.5%
      5+          0%                    5+          0%

Transfer Fee**                   First 12 transfers in a Contract year are free.
                                 Thereafter, the fee is $25 (or 2% of the amount transferred, if less). Dollar Cost Averaging transfers and Flexible Rebalancing transfers are not counted.

CONTRACT MAINTENANCE CHARGE***   $30 per Contract per year


SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account   value)

Mortality and Expense Risk Charge                   1.25%

Administrative Expense Charge                        .15%
                                                    -----
Total Separate Account Annual Expenses              1.40%

  * Once each Contract year, you may make a partial withdrawal of up to 15% of the Purchase Payments you have made (less prior withdrawals) and no contingent deferred sales charge will be assessed. If you do not make a withdrawal in a Contract year, you may take that 15% in future years. See "Access to Your Money" for additional options.


** The Contract provides that if more than three transfers have been made in a Contract year, Allianz Life may deduct a transfer fee. Currently, Allianz Life permits you to make 12 free transfers each year. Market timing transfers may not be permitted.


*** During the Accumulation Phase, the charge is waived if the value of your Contract or the Purchase Payments you have made (less withdrawals) is at least $100,000. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $100,000.


FUND ANNUAL EXPENSES:
(as a percentage of the Portfolios' average daily net assets). See the accompanying fund prospectuses for more information.


                                                    MANAGEMENT
                                                  AND PORTFOLIO                            OTHER        TOTAL ANNUAL
                                               ADMINISTRATION FEES1     12B-1 FEES       EXPENSES         EXPENSES
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                   .63%                 --            .10%              .73%

Alger American Growth Portfolio                        .75%                 --            .04%              .79%

Alger American Leveraged AllCap Portfolio(2)           .85%                 --            .08%              .93%

Franklin Aggressive Growth Securities Fund(3)          .50%                 --            .22%              .72%

Franklin Global Communications Securities Fund         .48%                 --            .03%              .51%

Franklin Global Health Care Securities Fund            .60%                 --            .22%              .82%

Franklin Growth and Income Securities Fund             .47%                 --            .02%              .49%

Franklin High Income Fund                              .51%                 --            .03%              .54%

Franklin Income Securities Fund                        .48%                 --            .02%              .50%

Franklin Large Cap Growth Securities Fund(4)           .75%                 --            .02%              .77%

Franklin Money Market Fund                             .52%                 --            .01%              .53%

Franklin Natural Resources Securities Fund             .62%                 --            .04%              .66%

Franklin Real Estate Securities Fund                   .56%                 --            .02%              .58%

Franklin Rising Dividends Securities Fund              .73%                 --            .02%              .75%

Franklin S&P 500 Index Fund(5)                         .15%                 --            .38%              .53%

Franklin Small Cap Fund(6)                             .55%                 --            .27%              .82%

Franklin Technology Securities Fund(3)                 .55%                 --            .38%              .93%

Franklin U.S. Government Fund                          .49%                 --            .02%              .51%

Franklin Value Securities Fund                         .60%                 --            .21%              .81%

Franklin Zero Coupon Fund - 2000                       .63%                 --            .02%              .65%

Franklin Zero Coupon Fund - 2005                       .63%                 --            .02%              .65%

Franklin Zero Coupon Fund - 2010                       .63%                 --            .02%              .65%

Mutual Discovery Securities Fund                       .80%                 --            .21%             1.01%

Mutual Shares Securities Fund(4)                       .60%                 --            .19%              .79%

Templeton Asset Strategy Fund(6)                       .60%                 --            .18%              .78%

Templeton Developing Markets Securities Fund(6)        1.25%                --            .31%             1.56%

Templeton Global Income Securities Fund(4)             .60%                 --            .05%              .65%

Templeton Growth Securities Fund(4)                    .83%                 --            .05%              .88%

Templeton International Securities Fund(6)             .69%                 --            .19%              .88%

Templeton International Smaller Companies Fund          .85%                --            .26%             1.11%

Templeton Pacific Growth Securities Fund               1.00%                --            .08%             1.08%

USAllianz VIP Diversified Assets Fund(5/7)             .55%                .25%           .20%             1.00%

USAllianz VIP Fixed Income Fund(5/7)                   .50%                .25%            --               .75%

USAllianz VIP Growth Fund(5/7)                         .65%                .25%            --               .90%


1. The Portfolio Administration Fee is a direct expense for the Franklin Global Health Care Securities Fund, the Franklin Small Cap Fund, the Franklin Value Securities Fund, the Mutual Discovery Securities Fund, the Mutual Shares Securities Fund, the Templeton Asset Strategy Fund, the Templeton Developing Markets Securities Fund, the Templeton International Securities Fund, and the Templeton International Smaller Companies Fund. Other Portfolios of Franklin Templeton Variable Insurance Products Trust pay for similar services indirectly through the Management Fee. See the Franklin Templeton Variable Insurance Products Trust prospectus for further information regarding these fees.

2. Other expenses for the Alger American Leveraged AllCap Portfolio include 0.01% of interest expense.

3. The Franklin Aggressive Growth Securities Fund and the Franklin Technology Securities Fund commenced operations as of the date of this prospectus. The expenses shown above for these portfolios are therefore estimated for the current fiscal year.

4. On 2/8/00, a merger and reorganization was approved that combined the fund with a similar fund of Templeton Variable Products Series Fund, effective
   5/1/00. The table shows total expenses based on the fund's assets as of 12/31/99, and not the assets of the combined fund. However, if the table reflected combined assets, the fund's Management Fees, Other Expenses, and Total Fund Operating Expenses after 5/1/00 would be estimated as: 0.75%, 0.02%, and 0.77% respectively for the Franklin Large Cap Growth Securities Fund; 0.60%, 0.19%, and 0.79% respectively for the Mutual Shares Securities Fund; 0.80%, 0.05%, and 0.85% respectively for the Templeton Growth Securities Fund; and .0.60%, 0.04%, and 0.64% respectively for the Templeton Global Income Securities Fund.

5. The Franklin S&P 500 Index Fund, the US Allianz VIP Diversified Assets Fund, the US Allianz VIP Fixed Income Fund, and the US Allianz VIP Growth Fund commenced operations November 12, 1999. The expenses shown above for these Portfolios are therefore estimated for the funds' current fiscal year.

6. On 2/8/00, shareholders approved a merger and reorganization that combined the assets of the fund with a similar fund of the Templeton Variable Products Series Fund, effective 5/1/00. The shareholders of the fund had approved new management fees, which apply to the combined fund effective 5/1/00. The table shows restated total expenses based on the new fees and assets of the fund as of 12/31/99, and not the assets of the combined fund. However, if the table reflected both the new fees and the combined assets, the fund's Management Fees, Other Expenses, and Total Fund Operating Expenses after 5/1/00 would be estimated as: 0.55%, 0.27%, and 0.82% respectively for the Franklin Small Cap Fund; 1.25%, 0.29%, and 1.54% respectively for the Templeton Developing Markets Securities Fund; 0.60%, 0.14%, and 0.74% respectively for the Templeton Asset Strategy Fund; and 0.65%, 0.20%, and 0.85% respectively for the Templeton International Securities Fund.

7. Certain expenses of the USAllianz VIP Funds have been assumed by the Adviser. Had those expenses not been assumed, total return would have been lower and total fund expenses would have been 3.80% for the Diversified Assets Fund, 3.77% for the Fixed Income Fund , and 3.90% for the Growth Fund.



EXAMPLES

o The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

o The $30 contract maintenance charge is included in the examples as a prorated charge of $1. Since the average Contract size is greater than $1,000, the contract maintenance charge is reduced accordingly.

o  Premium taxes are not reflected in the tables. Premium taxes may apply.


o For additional information, see "Expenses" and the accompanying portfolio prospectuses.



VALUEMARK II CONTRACTS:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you surrender your Contract at the end of each time period:

                                                    1 YEAR        3 YEARS       5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                 $65            $92           $123         $256

Alger American Growth Portfolio                      $66            $94           $126         $262

Alger American Leveraged AllCap Portfolio            $67            $98           $133         $277

Franklin Aggressive Growth Securities Fund*          $65            $91           $123         $255

Franklin Global Communications Securities Fund       $63            $85           $112         $233

Franklin Global Health Care Securities Fund          $66            $94           $128         $265

Franklin Growth and Income Securities Fund           $63            $84           $111         $231

Franklin High Income Fund                            $63            $86           $113         $236

Franklin Income Securities Fund                      $63            $85           $111         $232

Franklin Large Cap Growth Securities Fund            $66            $93           $125         $260

Franklin Money Market Fund                           $63            $86           $113         $235

Franklin Natural Resources Securities Fund           $64            $90           $120         $249

Franklin Real Estate Fund                            $64            $87           $116         $241

Franklin Rising Dividends Securities Fund            $65            $92           $124         $258

Franklin S&P 500 Index Fund*                         $63            $86           $113         $235

Franklin Small Cap Fund                              $66            $94           $128         $265

Franklin Technology Securities Fund*                 $67            $98           $133         $277

Franklin U.S. Government Fund                        $63            $85           $112         $233

Franklin Value Securities Fund                       $66            $94           $127         $264

Franklin Zero Coupon Fund - 2000                     $64            $89           $119         $248

Franklin Zero Coupon Fund - 2005                     $64            $89           $119         $248

Franklin Zero Coupon Fund - 2010                     $64            $89           $119         $248

Mutual Discovery Securities Fund                     $68           $100           $137         $285

Mutual Shares Securities Fund                        $66           $ 94           $126         $262

Templeton Asset Strategy Fund                        $66           $ 93           $126         $261

Templeton Developing Markets Securities Fund         $73           $117           $164         $338

Templeton Global Income Securities Fund              $63            $86           $113         $235

Templeton Growth Securities Fund                     $67            $96           $131         $272

Templeton International Securities Fund              $67            $96           $131         $272

Templeton International Smaller Companies Fund       $69           $103           $142         $295

Templeton Pacific Growth Securities Fund             $69           $102           $141         $292

USAllianz VIP Diversified Assets Fund*               $65            $92           $124         $258

USAllianz VIP Fixed Income Fund*                     $63            $85           $111         $232

USAllianz VIP Growth Fund*                           $64            $89           $119         $248
-----------------------------------------------------------------------------------------------------

*Estimated



VALUEMARK III CONTRACTS:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you surrender your Contract at the end of each time period:

                                                  1 Year         3 Years        5 Years      10 Years
-----------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                $74            $92           $123          $256

Alger American Growth Portfolio                     $74            $94           $126          $262

Alger American Leveraged AllCap Portfolio           $76            $98           $133          $277

Franklin Aggressive Growth Securities Fund*         $74            $91           $123          $255

Franklin Global Communications Securities Fund      $71            $85           $112          $233

Franklin Global Health Care Securities Fund         $75            $94           $128          $265

Franklin Growth and Income Securities Fund          $71            $84           $111          $231

Franklin High Income Fund                           $72            $86           $113          $236

Franklin Income Securities Fund                     $71            $85           $111          $232

Franklin Large Cap Growth Securities Fund           $74            $93           $125          $260

Franklin Money Market Fund                          $72            $86           $113          $235

Franklin Natural Resources Securities Fund          $73            $90           $120          $249

Franklin Real Estate Fund                           $72            $87           $116          $241

Franklin Rising Dividends Securities Fund           $74            $92           $124          $258

Franklin S&P 500 Index Fund*                        $72            $86           $113          $235

Franklin Small Cap Fund                             $75            $94           $128          $265

Franklin Technology Securities Fund*                $76            $98           $133          $277

Franklin U.S. Government Fund                       $71            $85           $112          $233

Franklin Value Securities Fund                      $74            $94           $127          $264

Franklin Zero Coupon Fund - 2000                    $73            $89           $119          $248

Franklin Zero Coupon Fund - 2005                    $73            $89           $119          $248

Franklin Zero Coupon Fund - 2010                    $73            $89           $119          $248

Mutual Discovery Securities Fund                    $76           $100           $137          $285

Mutual Shares Securities Fund                       $74            $94           $126          $262

Templeton Asset Strategy Fund                       $74            $93           $126          $261

Templeton Developing Markets Securities Fund        $82           $117           $164          $338

Templeton Global Income Securities Fund             $72            $86           $113          $235

Templeton Growth Securities Fund                    $75            $96           $131          $272

Templeton International Securities Fund             $75            $96           $131          $272

Templeton International Smaller Companies Fund      $77           $103           $142          $295

Templeton Pacific Growth Securities Fund            $77           $102           $141          $292

USAllianz VIP Diversified Assets Fund*              $74            $92           $124          $258

USAllianz VIP Fixed Income Fund*                    $71            $85           $111          $232

USAllianz VIP Growth Fund*                          $73            $89           $119          $248
-----------------------------------------------------------------------------------------------------

*Estimated



VALUEMARK II AND VALUEMARK III CONTRACTS:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you do not surrender your Contract or if you apply the Contract value to an Annuity Option:

                                                   1 YEAR       3 YEARS       5 YEARS     10 YEARS
--------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                 $23           $70          $119         $256

Alger American Growth Portfolio                      $23           $72          $122         $262

Alger American Leveraged AllCap Portfolio            $25           $76          $130         $277

Franklin Aggressive Growth Securities Fund*          $23           $69          $119         $255

Franklin Global Communications Securities Fund       $20           $63          $108         $233

Franklin Global Health Care Securities Fund          $24           $72          $124         $265

Franklin Growth and Income Securities Fund           $20           $62          $107         $231

Franklin High Income Fund                            $21           $64          $110         $236

Franklin Income Securities Fund                      $20           $63          $108         $232

Franklin Large Cap Growth Securities Fund            $23           $71          $121         $260

Franklin Money Market Fund                           $21           $64          $109         $235

Franklin Natural Resources Securities Fund           $22           $68          $116         $249

Franklin Real Estate Fund                            $21           $65          $112         $241

Franklin Rising Dividends Securities Fund            $23           $70          $120         $258

Franklin S&P 500 Index Fund*                         $21           $64          $109         $235

Franklin Small Cap Fund                              $24           $72          $124         $265

Franklin Technology Securities Fund*                 $25           $76          $130         $277

Franklin U.S. Government Fund                        $20           $63          $108         $233

Franklin Value Securities Fund                       $23           $72          $123         $264

Franklin Zero Coupon Fund -2000                      $22           $67          $115         $248

Franklin Zero Coupon Fund -2005                      $22           $67          $115         $248

Franklin Zero Coupon Fund - 2010                     $22           $67          $115         $248

Mutual Discovery Securities Fund                     $25           $78          $134         $285

Mutual Shares Securities Fund                        $23           $72          $122         $262

Templeton Asset Strategy Fund                        $23           $71          $122         $261

Templeton Developing Markets Securities Fund         $31           $95          $161         $338

Templeton Global Income Securities Fund              $21           $64          $109         $235

Templeton Growth Securities Fund                     $24           $74          $127         $272

Templeton International Securities Fund              $24           $74          $127         $272

Templeton International Smaller Companies Fund       $26           $81          $139         $295

Templeton Pacific Growth Securities Fund             $26           $80          $137         $292

USAllianz VIP Diversified Assets Fund*               $23           $70          $120         $258

USAllianz VIP Fixed Income Fund*                     $20           $63          $108         $232

USAllianz VIP Growth Fund*                           $22           $67          $115         $248
--------------------------------------------------------------------------------------------------

*Estimated

SEE THE APPENDIX FOR ACCUMULATION UNIT VALUES - CONDENSED FINANCIAL INFORMATION.

THE VALUEMARK II AND THE
VALUEMARK III VARIABLE
ANNUITY CONTRACTS
--------------------------------------------------------------------------------


This prospectus describes two variable deferred annuity contracts, each with a Fixed Account which are issued by Allianz Life. The Contracts are no longer offered for sale. However, as an existing Contract Owner, you can make additional Purchase Payments to your Contract.


An annuity is a contract between you, the owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is at least one month after we issue your Contract. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.

Your investment choices include Variable Options and the Fixed Account of Allianz Life. The Contract is called a variable annuity because you can choose among the Variable Options and, depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Portfolios. The Portfolios are designed to offer a better return than the Fixed Account. However, this is not guaranteed. The amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Portfolio(s) you select. The amount of the Annuity Payments you receive during the Payout Phase of the Contract also depends in large part upon the investment performance of the Portfolios you select for the Payout Phase.

The Contract also contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Allianz Life for all deposits made within the twelve-month period. Your initial interest rate is set on the date when your money is invested in the Fixed Account and remains effective for one year. Initial interest rates are declared monthly. Allianz Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general assets of Allianz Life. Allianz Life may change the terms of the Fixed Account in the future -- please contact Allianz Life for the most current terms. If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract.

We will not make any changes to your Contract without your permission except as may be required by law.

CONTRACT OWNER

You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. The Contract Owner remains the Contract Owner after the Income Date. You may change Contract Owners (or Contingent Owners with respect to Valuemark II Contracts) at any time. This may be a taxable event. You should consult with your tax adviser before doing this.

CONTINGENT OWNER
(VALUEMARK II CONTRACTS ONLY)

In Contracts containing Contingent Owner provisions, you can name a Contingent Owner. Any Contingent Owner must be the spouse of the Contract Owner.

JOINT OWNER

In Contracts containing Joint Owner provisions, the Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Contract Owner (except in Pennsylvania). Upon the death of either Joint Owner, the surviving Joint Owner will be the designated Beneficiary. Any other Beneficiary designation at the time the Contract was issued or as may have been later changed will be treated as a contingent Beneficiary unless otherwise indicated.

With respect to Valuemark II Contracts, if a Contingent Owner is named, upon the death of the Contract Owner before the Income Date, the Contingent Owner, if any, becomes the designated Beneficiary and we will treat any other Beneficiary named as a contingent Beneficiary unless otherwise indicated.

ANNUITANT

The Annuitant is the natural person on whose life we base Annuity Payments. You name an Annuitant. The Annuitant cannot be older than 85 years old when we issued the Contract. Joint Annuitants are allowed during the Payout Phase. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation).

BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is as named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT

You can transfer ownership (assign) the Contract at any time during your lifetime. Allianz Life will not be bound by the assignment until it receives the written notice of the assignment. Allianz Life will not be liable for any payment or other action it takes in accordance with the Contract before it receives notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued pursuant to a Qualified plan, you may be unable to assign the Contract.

ANNUITY PAYMENTS
(THE PAYOUT PHASE)
--------------------------------------------------------------------------------

You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month. The Income Date cannot be later than the month following the Annuitant's 85th birthday or 10 years (8 years in Pennsylvania) from the day we issue your Contract, if later. With respect to Valuemark II Contracts, if you do not select an Income Date, the Income Date will be the later of the Annuitant's 65th birthday (or 85th birthday for certain Contracts) or 10 years from the day we issue your Contract. You can also choose among income plans. We call those Annuity Options.

We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with 30 days notice to us. You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.

If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option 2, which provides a life annuity with 5 years of guaranteed payments.

You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Variable Option(s), the dollar amount of your payments will depend upon three things:

1) the value of your Contract in the Variable Option(s)on the Income Date,

2) the 5% assumed investment rate used in the annuity table for the Contract, and

3) the performance of the Variable Option(s) you selected.


If the actual performance of the Variable Option(s) exceeds the 5% assumed investment rate, your Annuity Payments will increase. Similarly, if the actual rate is less than 5%, your Annuity Payments will decrease.


ANNUITY OPTIONS

You can choose one of the following Annuity Options or any other Annuity Option you want and that Allianz Life agrees to provide. After Annuity Payments begin, you cannot change the Annuity Option.

OPTION 1. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to you for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask us for a single lump sum.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the joint Annuitant continues to live. The amount of the Annuity Payments we will make to the Contract Owner can be equal to 100%, 75% or 50% of the amount that was being paid when both Annuitants were alive. The monthly Annuity Payments will end when the last surviving Annuitant dies.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the surviving Annuitant continues to live, at 100% of the amount that was being paid when both were alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask us for a single lump sum.

OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make monthly Annuity Payments during the Annuitant's lifetime. If the value of the Annuity Payments made is less than the value applied to the Annuity Option, then you will receive a refund as set forth in the Contract.

PURCHASE
--------------------------------------------------------------------------------

PURCHASE PAYMENTS

A Purchase Payment is the money you invest in the Contract. You can make additional Purchase Payments of $250 or more (or as low as $100 if you have selected the Automatic Investment Plan). The maximum amount we will accept without our prior approval is $1 million. We reserve the right to decline any Purchase Payments. This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.

AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan (AIP) is a program that allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions.

ALLOCATION OF PURCHASE PAYMENTS


We ask that you allocate your money in either whole percentages or round dollars. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the USAllianz Service Center. A change will be effective for payments received on or after we receive your notice or instructions. Allianz Life reserves the right to limit the number of Variable Options that you may invest in at one time. Currently, you may invest in up to 10 investment choices at any one time for the additional Purchase Payments you make (which includes any of the Variable Options and the Allianz Life Fixed Account). We may change this in the future. However, we will always allow you to invest in at least five Variable Options.


If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4 p.m. Eastern Time.

ACCUMULATION UNITS

The value of the portion of your Contract allocated to the Variable Options will go up or down based upon the investment performance of the Variable Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit.

Every business day we determine the value of an Accumulation Unit for each Variable Option by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:

1) dividing the value of a Portfolio at the end of the current period by the value of a Portfolio for the previous period; and

2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.

The value of an Accumulation Unit may go up or down from to day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to a Variable Option. The number of Accumulation Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the corresponding Accumulation Unit.

We calculate the value of each Accumulation Unit after the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:


On Wednesday we receive an additional Purchase Payment of $3,000 from you. You have told us you want this to go to the Franklin Growth and Income Securities Fund. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Franklin Growth and Income Securities Fund is $12.50. We then divide $3,000 by $12.50 and credit your Contract on Wednesday night with 240 Accumulation Units.


INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The Contract offers Variable Options which invest in Portfolios of AIM Variable Insurance Funds, The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust. The Contract also offers a Fixed Account of Allianz Life. In Washington, the Fixed Account is not available. Additional Portfolios may be available in the future.

You should read the accompanying fund prospectuses (which are attached to this prospectus) carefully before investing.


AIM Variable Insurance Funds, The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust are the funds underlying your Contract. Each Portfolio has its own investment objective.

Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds) issues two classes of shares which are described in the attached prospectus for Franklin Templeton Variable Insurance Products Trust. Only Class 1 shares are available with your Contract. Effective May 1, 2000, the funds of Templeton Variable Products Series Fund were merged into similar funds of Franklin Templeton Variable Insurance Products Trust.

Investment advisers for each Portfolio are listed in the table below and are as follows: A I M Advisors, Inc., Allianz of America, Inc., Fred Alger Management, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Templeton Asset Management Ltd., Templeton Global Advisors Limited, and Templeton Investment Counsel, Inc. Certain advisers have retained one or more subadvisers to help them manage the Portfolios.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A Portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. A Portfolio may not experience similar performance as its assets grow.

The following is a list of the Portfolios available under the Contract and the investment adviser for each Portfolio:


AVAILABLE PORTFOLIOS                                                  INVESTMENT ADVISERS
----------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Growth Fund                                           A I M Advisors, Inc.

THE ALGER AMERICAN FUND:
Alger American Growth Portfolio                                Fred Alger Management, Inc.
Alger American Leveraged AllCap Portfolio                      Fred Alger Management, Inc.
(seeks long-term capital appreciation)

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST:
Franklin Aggressive Growth Securities Fund                     Franklin Advisers, Inc.
Franklin Global Communications Securities Fund*                Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund                    Franklin Advisers, Inc.
Franklin Growth and Income Securities Fund*                    Franklin Advisers, Inc.
Franklin High Income Fund                                      Franklin Advisers, Inc.
Franklin Income Securities Fund                                Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund*                     Franklin Advisers, Inc.
Franklin Money Market Fund                                     Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund                     Franklin Advisers, Inc
Franklin Real Estate Fund*                                     Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund*                     Franklin Advisory Services, LLC
Franklin S&P 500 Index Fund                                    Franklin Advisers, Inc.
Franklin Small Cap Fund                                        Franklin Advisers, Inc.
Franklin Technology Securities Fund                            Franklin Advisers, Inc.
Franklin U.S. Government Fund*                                 Franklin Advisers, Inc.
Franklin Value Securities Fund                                 Franklin Advisory Services, LLC
Franklin Zero Coupon Funds - 2000, 2005 and 2010               Franklin Advisers, Inc.
Mutual Discovery Securities Fund (capital appreciation)        Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                                  Franklin Mutual Advisers, LLC
 (capital appreciation with income as a secondary goal)
Templeton Asset Strategy Fund*                                 Templeton Investment Counsel, Inc.
Templeton Developing Markets Securities Fund*                  Templeton Asset Management Ltd.
Templeton Global Income Securities Fund                        Franklin Advisers, Inc.
Templeton Growth Securities Fund*                              Templeton Global Advisors Limited
Templeton International Securities Fund*                       Templeton Investment Counsel, Inc.
Templeton International Smaller Companies Fund                 Templeton Investment Counsel, Inc.
Templeton Pacific Growth Securities Fund*                      Franklin Advisers, Inc.

USALLIANZ VARIABLE INSURANCE
PRODUCTS TRUST:
USAllianz VIP Diversified Assets Fund                          Allianz of America, Inc.
USAllianz VIP Fixed Income Fund                                Allianz of America, Inc.
USAllianz VIP Growth Fund                                      Allianz of America, Inc.

*The fund name changed since the last prospectus update as of the effective date listed below:

   CURRENT NAME                                    PREVIOUS NAME                               EFFECTIVE DATE
-------------------------------------------------------------------------------------------------------------
   Franklin Global Communications Securities Fund  Franklin Global Utilities Securities Fund   11-15-1999
   Franklin Growth and Income Securities Fund      Franklin Growth and Income Fund             05-01-2000
   Franklin Large Cap Growth Securities Fund       Franklin Capital Growth Fund                12-15-1999
   Franklin Real Estate Fund                       Franklin Real Estate Securities Fund        11-15-1999
   Franklin Rising Dividends Securities Fund       Franklin Rising Dividends Fund              11-15-1999
   Franklin U.S. Government Fund                   Franklin U.S. Government Securities Fund    11-15-1999
   Templeton Asset Strategy Fund                   Templeton Global Asset Allocation Fund      05-01-2000
   Templeton Developing Markets Securities Fund    Templeton Developing Markets Equity Fund    05-01-2000
   Templeton Growth Securities Fund                Templeton Global Growth Fund                05-01-2000
   Templeton International Securities Fund         Templeton International Equity Fund         05-01-2000
   Templeton Pacific Growth Securities Fund        Templeton Pacific Growth Fund               05-01-2000

THE FRANKLIN ZERO COUPON FUND-2000 WILL MATURE DECEMBER 15, 2000. If you have not made a selection prior to the maturity date of a Zero Coupon Fund, the Contract Value held in the Franklin Zero Coupon Fund-2000 underlying your Contract will be automatically transferred to the Franklin Money Market Fund. We will notify you of a maturing Zero Coupon Fund in writing at least 30 days prior to the maturity. Included with the notification will be investment options available at that time as well as the automatic Money Market option.

Shares of the funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life. Certain funds may also be sold directly to qualified plans. The Investment Advisers believe that offering their shares in this manner will not be disadvantageous to you.


Allianz Life may enter into certain arrangements under which it is reimbursed by the funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.

TRANSFERS

You can transfer money among the Variable Options and/or the Fixed Account. Allianz Life currently allows you to make as many transfers as you want to each year. Allianz Life may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio managers' judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

Your Contract provides that you can make 3 transfers every year without charge. However, currently Allianz Life permits you to make 12 transfers every year without charge. We measure a year from the anniversary of the day we issued your Contract. You can make a transfer to or from the Fixed Account and to or from any Variable Option. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer or, if less, 2% of the amount transferred. After the Income Date, if you selected a variable payout, you can make transfers. Allianz Life reserves the right to charge for transfers after the Income Date.

The following applies to any transfer:

1) The minimum amount which you can transfer is $1,000 or your entire value in the Variable Option and/or the Fixed Account, if less.

2) You cannot make a partial transfer if the value remaining in the Variable Option or the Fixed Account would be less than $1,000.

3) Your request for a transfer must clearly state which Variable Option(s) or the Fixed Account is involved in the transfer.

4) Your request for a transfer must clearly state how much the transfer is for.

5) You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

6) During the Payout Phase, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

7) During the Payout Phase, you can make at least one transfer from a variable Annuity Option to a fixed Annuity Option.

8) During the Payout Phase, you cannot make a transfer if it would result in any Variable Option or the Fixed Account providing less than 10% of the annuity benefits under the Contract.

Allianz Life reserves the right at any time and without prior notice to any party to modify, terminate or suspend the transfer provisions above, subject to applicable state law.

You can make transfers by telephone. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless you instruct Allianz Life otherwise, we will accept instructions from either one of you. Allianz Life will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Allianz Life tape records all telephone instructions.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Variable Option or the Fixed Account to up to eight of the other Variable Options. The Variable Option(s) you transfer from may not be the Variable Option(s) you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

You must participate in the program for at least six months (or two quarters) and must transfer at least $500 each time (or $1,500 each quarter). Your allocations can be in whole percentages or dollar amounts. You may elect this program by properly completing the Dollar Cost Averaging Forms provided by Allianz Life.

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day.

Your participation in the program will end when any of the following occurs:

1) the number of desired transfers have been made;

2) you do not have enough money in the Variable Option(s) or the Fixed Account to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

3) you request to terminate the program (your request must be received by u by the first of the month to terminate that month); or

4) the Contract is terminated.


If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not currently taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Flexible Rebalancing at the same time.


FLEXIBLE REBALANCING


Once your money has been invested, the performance of the Variable Options may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Variable Options. You can direct us to readjust your Contract value on a quarterly, semi-annual or annual basis to return to your original Variable Option allocations. Flexible Rebalancing transfers are done on calendar quarters only and will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous day. We must receive a request to participate in the program by the 8th of the month for Flexible Rebalancing to begin that month. If you participate in Flexible Rebalancing, the transfers made under the program are currently not taken into account in determining any transfer fee. The Fixed Account is not permitted to be part of Flexible Rebalancing.


VOTING PRIVILEGES

Allianz Life is the legal owner of the Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote which affects your investment, Allianz Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Allianz Life owns on its own behalf. Should Allianz Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

Allianz Life may substitute one of the Variable Options you have selected with another Variable Option. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this. We may also limit further investment in a Variable Option if we deem the investment inappropriate.

EXPENSES
--------------------------------------------------------------------------------

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, Allianz Life makes a deduction for its insurance charges. Allianz Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge has two parts: 1) the mortality and expense risk charge, and 2) the administrative expense charge.

MORTALITY AND EXPENSE RISK CHARGE. This charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option. This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Variable Option. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

CONTRACT MAINTENANCE CHARGE

Every year on the anniversary of the date when your Contract was issued, Allianz Life deducts $30 from your Contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge can not be increased.

However, during the Accumulation Phase, if the value of your Contract or Purchase Payments (less withdrawals) is at least $100,000 when the deduction for the charge is to be made, Allianz Life will not deduct this charge. Currently, Allianz Life also waives the charge during the Payout Phase if the value of your Contract at the Income Date is at least $100,000.

If you make a complete withdrawal from your Contract, the contract maintenance charge will also be deducted. During the Payout Phase, if the contract maintenance charge is deducted, the charge will be collected monthly out of each Annuity Payment.

CONTINGENT DEFERRED SALES CHARGE

If you make a withdrawal, it may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract. Allianz Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon the length of time since you made your Purchase Payment. This charge reimburses Allianz Life for expenses associated with the promotion, sale and distribution of the Contracts.

For a partial withdrawal, we will deduct the charge from the amount remaining in the Contract, if sufficient. Otherwise, we will deduct it from the amount you withdraw. We will deduct the charge pro-rata from the Variable Options and/or the Fixed Account unless you instruct us otherwise. The charge may be different depending upon whether you own a Valuemark II Contract or a Valuemark III Contract. The charge is:

     Valuemark II:                 Valuemark III:
-------------------------------------------------------


Years Since  Contingent      Years Since    Contingent
Purchase      Deferred        Purchase       Deferred
 Payment    Sales Charge       Payment     Sales Charge
-------------------------------------------------------

   0-1           5%             0-1             6%
   1-2           5%             1-2             5%
   2-3           4%             2-3             4%
   3-4           3%             3-4             3%
   4-5         1.5%             4-5           1.5%
   5+            0%              5+             0%

However, after Allianz Life has had a Purchase Payment for 5 full years, there is no charge when you withdraw that Purchase Payment. For purposes of the contingent deferred sales charge, Allianz Life treats withdrawals as coming from the oldest Purchase Payments first.

Note: For tax purposes, withdrawals are considered to have come from the las money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

Once each Contract year, you can make a withdrawal of up to 15% of Purchase Payments you have made (less any prior withdrawals) and no contingent deferred sales charge will be deducted from the 15% you take out. If you make a withdrawal of more than the free withdrawal amount, it will be subject to the contingent deferred sales charge. You may only carry over to the next year the full 15% if you do not make any withdrawal in a Contract year. Allianz Life does not assess the contingent deferred sales charge from Purchase Payments which have been held under the Contract for more than 5 years or as paid out as Annuity Payments.


If you do not withdraw the full 15% in any one Contract year, you may not carry over the remaining percentage amount to another year.


You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program. These programs allow you to make withdrawals without the deduction of the contingent deferred sales charge under certain circumstances. See "Access to Your Money" for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.

REDUCTION OR ELIMINATION OF THE
CONTINGENT DEFERRED SALES CHARGE

Allianz Life will reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Allianz Life. Allianz Life may not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Allianz Life or any of its affiliates. Also, Allianz Life may reduce or not deduct a contingent deferred sales charge when a Contract is sold by an agent of Allianz Life to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the contingent deferred sales charge.

TRANSFER FEE

Prior to the Income Date, you can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25, or 2% of the amount that is transferred, whichever is less, for each additional transfer. If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will not count in determining the transfer fee.

Allianz Life reserves the right to charge a fee for all transfers you make after the Income Date.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Allianz Life is responsible for the payment of these taxes. We will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. It is Allianz Life's current practice to not charge you for these taxes until you die, Annuity Payments begin or you make a complete withdrawal. Allianz Life may discontinue this practice in the future and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state.

INCOME TAXES

Allianz Life reserves the right to deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, Allianz Life is not making any such deductions.

PORTFOLIO EXPENSES


There are deductions from the assets of the various Portfolios for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the accompanying fund prospectuses.


TAXES
--------------------------------------------------------------------------------

NOTE: Allianz Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. Allianz Life has included additional information regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs--usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract-- Qualified or Non-Qualified (see following sections).



QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.


A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified plan that is tax deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.


MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.

WITHDRAWALS-- NON-QUALIFIED CONTRACTS


You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs - either as a withdrawal or as Annuity Payments. When you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. You will be taxed on the amount of the withdrawal that is earnings. In most cases, such withdrawn earnings are includible in income. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.


The Code also provides that any amount received under an annuity contract, which is included in income, may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1) paid on or after the taxpayer reaches age 59 1/2;

2) paid after you die;

3) paid if the taxpayer  becomes totally disabled (as that term is defined i the
   Code);

4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

5) paid under an immediate annuity; or

6) which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS-- QUALIFIED CONTRACTS




If you make a withdrawal from your Qualified Contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax Purchase Payments to the after-tax Purchase Payments in your Contract. If all of your Purchase Payments were made with pre-tax money then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of Qualified Contracts.

The Code also provides that any amount received under a Qualified Contract, which is included in income, may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1) paid on or after you reach age 59 1/2;

2) paid after you die;

3) paid if you become totally disabled (as that term is defined in the Code);

4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

5) paid to you after you have attained age 55 and you have left your employment;

6) paid for certain allowable medical expenses (as defined in the Code);

7) paid pursuant to a qualified domestic relations order;

8) paid on account of an IRS levy upon the Qualified Contract;

9) paid from an IRA for medical insurance (as defined in the Code);

10) paid from an IRA for qualified higher education expenses; or

11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in 5) and 7) above do not apply to IRAs. The exception in 4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.


WITHDRAWALS-- TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of amounts attributable to Purchase Payments made under a salary reduction agreement by Contract Owners from Tax-Sheltered Annuities. Withdrawals can only be made when a Contract Owner:

1) reaches age 59 1/2;

2) leaves his/her job;

3) dies;

4) becomes disabled (as that term is defined in the Code); or

5) in the case of hardship. However, in the case of hard ship, the Contract Owner can only withdraw the Purchase Payments and not any earnings.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Allianz Life believes that the Portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life, would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Portfolios.

Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can have access to the money in your Contract:

1) by making a withdrawal (either a partial or a total withdrawal);

2) by receiving Annuity Payments; or

3) when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Phase.

When you make a complete withdrawal you will receive the value of the Contract on the day you made the withdrawal, less any applicable contingent deferred sales charge, less any premium tax and less any contract maintenance charge. (See "Expenses" for a discussion of the charges.)

Unless you instruct Allianz Life otherwise, a partial withdrawal will be made pro-rata from all the Variable Options and the Fixed Account you selected.

We will pay the amount of any withdrawal from the Variable  Options within seven
(7) days of when we receive your request in good order unless the Suspension of Payments or Transfers provision is in effect (see below).

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limits to the amount you can withdraw from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the SAI.

SYSTEMATIC WITHDRAWAL PROGRAM


If the value of your Contract is at least $25,000, Allianz Life offers a program which provides automatic monthly or quarterly payments to you each year. The total systematic withdrawals which you can make each year without Allianz Life deducting a contingent deferred sales charge are limited to 9% of the value of your Contract. However, we may increase the 9% limit to allow you to make systematic withdrawals to meet the applicable minimum distribution requirements for Qualified Contracts. If you make withdrawals under this program, you may not also use the 15% free withdrawal amount that year. For a discussion of the contingent deferred sales charge and the 15% free withdrawal amount, see "Expenses." Allianz Life reserves the right to modify the eligibility rules of this program at any time without notice.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

MINIMUM DISTRIBUTION PROGRAM

If you own a Contract that is an Individual Retirement Annuity (IRA), you may select the Minimum Distribution Program. Under this program, Allianz Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for IRAs. If the value of your Contract is less than $25,000, Allianz Life will make payments to you on an annual basis. If the value of your Contract is at least $25,000, Allianz Life will make payments to you on a monthly or quarterly basis. The payments will not be subject to the contingent deferred sales charge and will be instead of the 15% free withdrawal amount.

SUSPENSION OF PAYMENTS OR TRANSFERS

Allianz Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2) trading on the New York Stock Exchange is restricted;

3) an emergency exists as a result of which disposal of the Portfolio shares are not reasonably practicable or Allianz Life cannot reasonably value the Portfolio shares;

4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Allianz Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

PERFORMANCE
--------------------------------------------------------------------------------


Allianz Life periodically advertises performance of the Variable Options. Allianz Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and Portfolio expenses. It does not reflect the deduction of any applicable contingent deferred sales charge and contract maintenance charge. The deduction of any applicable contract maintenance charges and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charges and the expenses of the Portfolios. Allianz Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised; see the accompanying fund prospectuses for more information.

Certain  Portfolios  have been in  existence  for some time and have  investment performance history. In order to demonstrate how the actual investment experience of those Portfolios may affect your Accumulation Unit values, Allianz Life has prepared performance information. The performance is based on the historical performance of the Portfolios, modified to reflect the charges and expenses of your Contract as if the Contract had been in existence for the time periods shown. The inception dates of certain Portfolios pre-date the inception dates of the corresponding Variable Options. For periods starting prior to the date the Variable Options invested in the Portfolio, the performance is based on the historical performance of the corresponding Portfolio.


Allianz Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised will be based on historical data. It does not guarantee future results of the Portfolios.

DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH OF CONTRACT OWNER


If you die during the Accumulation Phase, Allianz Life will pay a death benefit to your Beneficiary (see below). No death benefit is paid if you die during the Payout Phase. We will determine the value of the death benefit as of the end of the business day we receive both due proof of death and a payment election at our USAllianz Service Center.


The value of the death benefit at the time we process the election option is guaranteed to be at least the larger of the surrender value or the guaranteed minimum death benefit (described below).

o The surrender value is the Contract value as of the end of the business day when we receive the written request for a withdrawal which is reduced by the sum of: (i) any applicable premium taxes which we have not previously deducted; (ii) any applicable contract maintenance charge; and (iii) any applicable contingent deferred sales charge.

o  The guaranteed minimum death benefit will be the greater of (a) or (b) below:

   (a)the sum of all Purchase Payments you have made, less any withdrawals (and any contingent deferred sales charge paid on the withdrawals), increased by 5% each Contract anniversary prior to the earlier of your 81st birthday or the date of death.

   (b)the greatest sixth Contract anniversary value for Contract anniversaries prior to the earlier of your 81st birthday or the date of death. The sixth Contract anniversary value is equal to the Contract value on a sixth Contract anniversary, plus any Purchase Payments you have made since that anniversary, less the amount of any withdrawals (and applicable contingent deferred sales charges paid on the withdrawals) since that anniversary.

      On the earlier of your 81st birthday or the date of death and thereafter, the guaranteed minimum death benefit will only be increased by subsequent Purchase Payments and decreased by subsequent withdrawals (and applicable contingent deferred sales charges paid on the withdrawals).


If there are Joint Owners, the age of the older Owner will be used to determine the guaranteed minimum death benefit.


The Beneficiary may, at any time before the end of a sixty (60) day period after Allianz Life receives proof of death, elect the death benefit to be paid under one of the following options:

A. Lump sum payment of the death benefit. The value of the death benefit is equal to the greater of the guaranteed minimum death benefit or the surrender value as of the end of the business day we receive both due proof of death and a payment election.

B. The payment of the entire death benefit within 5 years of the date of the Contract Owner's death. We determine the value of the death benefit under Option B by comparing the guaranteed minimum death benefit to the Contract value as of the end of the business day we receive both due proof of death and a pay ment election. If the Contract value is greater, it will be the death benefit. We will reduce any distribution of such death benefit by the sum of any applicable premium taxes, contract maintenance charges and contingent deferred sales charges. If the guaranteed minimum death benefit is greater, it will be the death benefit. After the death benefit is calculated, it will be subject to market risk. We will not accept any additional Purchase Payments after the Contract Owner dies.

C. Payment over the lifetime of the designated Beneficiary or over a period not extending beyond the life expectancy of the designated Beneficiary with distribution beginning within one year of the date of death of the Contract Owner (see "Annuity Payments (The Payout Phase) - Annuity Options"). We determine the value of the death benefit under Option C by comparing the guaranteed death benefit to the Contract value as of the end of the business day we receive both due proof of death and a payment election. We will reduce any distribution of such death benefit by the sum of any applicable premium taxes, contract maintenance charges and contingent deferred sales charges. If the Contract value is greater, we will treat it as the death benefit. If the guaranteed minimum death benefit is greater, it will be the death benefit.


D. If the Beneficiary is your spouse, he/she can continue the Contract in his/her own name. We determine the value of the death benefit under Option D by comparing the guaranteed minimum death benefit to the Contract value as of the end of the business day we receive both due proof of death and a payment election. If the Contract value is greater, it will remain the Contract value. If the guaranteed minimum death benefit is greater, it will become the new Contract value. Any distribution to the new Contract Owner will be reduced by the sum of any applicable premium taxes, contract maintenance charges and con tingent deferred sales charges.


Upon the death of the Contract Owner, the Contingent Owner or surviving Joint Owner, as applicable, may elect to keep the Contract in force and become the new Contract Owner (if they are the spouse of the Contract Owner).

If the Beneficiary does not elect a payment option, we will make a single sum settlement at the end of the sixty (60) day period following the date we receive proof of death. We may delay paying a death benefit pending receipt of any applicable tax consents and/or forms from a state.

In the case of Joint Owners,  if a Joint Owner dies,  the surviving  Joint Owner
will  become  the   Beneficiary.   Joint  Owners  must  be  spouses  (except  in
Pennsylvania).

If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

DEATH OF ANNUITANT

If the Annuitant, who is not a Contract Owner or Joint Owner, dies before the Income Date, you will become the Annuitant unless you designate a new Annuitant (subject to our underwriting rules then in effect). However, if the Contract Owner is a non-natural person (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid at least as rapidly as they were being paid at the Annuitant's death.

OTHER INFORMATION
--------------------------------------------------------------------------------

ALLIANZ LIFE


Allianz Life Insurance Company of North America (Allianz Life), 1750 Hennepin Avenue, Minneapolis,Minnesota 55403, was organized under the laws of the state of Minnesota in 1896.Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Lif is licensed to do direct business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.


THE SEPARATE ACCOUNT

Allianz Life established a separate account named Allianz Life Variable Account B (Separate Account) to hold the assets that underlie the Contracts, except assets allocated to the Fixed Account. The Board of Directors of Allianz Life adopted a resolution to establish the Separate Account under Minnesota insurance law on May 31, 1985. Allianz Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in a Portfolio.


The assets of the Separate Account are held in Allianz Life's name on behalf of the Separate Account and legally belong to Allianz Life. However, those assets that underlie the variable Contracts are not chargeable with liabilities arising out of any other business Allianz Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Allianz Life may issue.


DISTRIBUTION

USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC), 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contract. USAllianz Investor Services, LLC is a wholly-owned subsidiary of Allianz Life.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions up to 6.0% of Purchase Payments. Sometimes, Allianz Life enters into an agreement with the broker-dealer to pay the broker-dealer commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 6.0% of Purchase Payments). In addition, Allianz Life may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances). Commissions may be recovered from a broker-dealer if a withdrawal occurs within 12 months of a Purchase Payment.

ADMINISTRATION

Allianz Life has hired Delaware Valley Financial Services, Inc., 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.


TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Company                                          2


Experts                                          2

Legal  Opinions                                  2

Distributor                                      2

Reduction or Elimination  of the
Contingent Deferred Sales  Charge                2

Calculation of Performance Data                  2

Federal Tax  Status                              8

Annuity Provisions                              14

Financial Statements                            15



APPENDIX
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North
America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

The table below includes Accumulation Unit values for the periods indicated.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional
Information.

(NUMBER OF UNITS IN THOUSANDS)                             ALGER    FRANKLIN  FRANKLIN    FRANKLIN
                                        AIM      ALGER   AMERICAN    GLOBAL    GLOBAL     GROWTH &  FRANKLIN  FRANKLIN
                                        V.I.   AMERICAN  LEVERAGED    COMM   HEALTH CARE   INCOME     HIGH     INCOME
VARIABLE OPTIONS:                      GROWTH   GROWTH    ALLCAP   SECURITIES SECURITIES SECURITIES  INCOME  SECURITIES
-----------------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31, 1999
Unit value at beginning of period      $10.000* $10.000*  $10.000*  $28.308   $10.610    $26.226    $21.208  $25.122
Unit value at end of period            $11.084  $10.922   $12.160   $38.917    $9.615    $26.147    $20.900  $24.323
Number of units outstanding
  at end of period                         526      540       340    21,687       634     27,634      9,493   24,929
YEAR ENDED DEC. 31, 1998
Unit value at beginning of period           NA       NA        NA   $25.818   $10.000*   $24.551    $21.312  $25.065
Unit value at end of period                 NA       NA        NA   $28.308   $10.610    $26.226    $21.208  $25.122
Number of units outstanding
  at end of period                          NA       NA        NA    30,851       586     40,480     14,987   39,420
YEAR ENDED DEC. 31, 1997
Unit value at beginning of period           NA       NA        NA   $20.654        NA    $19.490    $19.375  $21.708
Unit value at end of period                 NA       NA        NA   $25.818        NA    $24.551    $21.312  $25.065
Number of units outstanding
  at end of period                          NA       NA        NA    39,623        NA     46,962     18,871   49,812
YEAR ENDED DEC. 31, 1996
Unit value at beginning of period           NA       NA        NA   $19.565        NA    $17.310    $17.252  $19.785
Unit value at end of period                 NA       NA        NA   $20.654        NA    $19.490    $19.375  $21.708
Number of units outstanding
  at end of period                          NA       NA        NA    53,086        NA     50,027     20,736   57,504
YEAR ENDED DEC. 31, 1995
Unit value at beginning of period           NA       NA        NA   $15.104        NA    $13.215    $14.608  $16.392
Unit value at end of period                 NA       NA        NA   $19.565        NA    $17.310    $17.252  $19.785
Number of units outstanding
  at end of period                          NA       NA        NA    66,669        NA     46,893     18,756   59,309
YEAR ENDED DEC. 31, 1994
Unit value at beginning of period           NA       NA        NA   $17.319        NA    $13.677    $15.155  $17.734
Unit value at end of period                 NA       NA        NA   $15.104        NA    $13.215    $14.608  $16.392
Number of units outstanding
  at end of period                          NA       NA        NA    70,082        NA     35,695     15,679   56,569
YEAR ENDED DEC. 31, 1993
Unit value at beginning of period           NA       NA        NA   $15.889        NA    $12.574    $13.278  $15.163
Unit value at end of period                 NA       NA        NA   $17.319        NA    $13.677    $15.155  $17.734
Number of units outstanding
  at end of period                          NA       NA        NA    84,217        NA     24,719     11,787   38,967
YEAR ENDED DEC. 31, 1992
Unit value at beginning of period           NA       NA        NA   $14.821        NA    $11.949    $11.583  $13.580
Unit value at end of period                 NA       NA        NA   $15.889        NA    $12.574    $13.278  $15.163
Number of units outstanding
  at end of period                          NA       NA        NA    39,387        NA     17,144      4,780   11,397
YEAR ENDED DEC. 31, 1991
Unit value at beginning of period           NA       NA        NA   $12.062        NA     $9.803     $9.026   $9.842
Unit value at end of period                 NA       NA        NA   $14.821        NA    $11.949    $11.583  $13.580
Number of units outstanding
  at end of period                          NA       NA        NA    16,188        NA      9,671      1,923    4,472
YEAR ENDED DEC. 31, 1990
Unit value at beginning of period           NA       NA        NA   $12.010        NA    $10.180    $10.021  $10.783
Unit value at end of period                 NA       NA        NA   $12.062        NA     $9.803     $9.026   $9.842
Number of units outstanding
  at end of period                          NA       NA        NA     6,300        NA      5,356      1,056    3,011



NUMBER OF UNITS IN THOUSANDS)           FRANKLIN         FRANKLIN            FRANKLIN
                                       LARGE CAP FRANKLIN NATURAL   FRANKLIN  RISING  FRANKLIN  FRANKLIN  FRANKLIN
                                        GROWTH    MONEY  RESOURCES    REAL  DIVIDENDS  S&P 500   SMALL      U.S.
VARIABLE OPTIONS:                      SECURITIES MARKET SECURITIES  ESTATE SECURITIES  INDEX     CAP    GOVERNMENT
-------------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31, 1999
Unit value at beginning of period       $15.574  $14.386   $8.505   $23.107  $21.165  $10.000*   $14.600   $19.014
Unit value at end of period             $20.218  $14.860  $11.092   $21.386  $18.846   $10.467   $28.353   $18.574
Number of units outstanding
  at end of period                       10,867   17,388    2,940     5,401   17,252       727    10,654    20,938
YEAR ENDED DEC. 31, 1998
Unit value at beginning of period       $13.130  $13.865  $11.559   $28.169  $20.074        NA   $14.952   $17.947
Unit value at end of period             $15.574  $14.386   $8.505   $23.107  $21.165        NA   $14.600   $19.014
Number of units outstanding
  at end of period                        8,454   22,032    4,453     9,639   27,683        NA    14,856    30,500
YEAR ENDED DEC. 31, 1997
Unit value at beginning of period       $11.254  $13.359  $14.467   $23.668  $15.303        NA   $12.913   $16.650
Unit value at end of period             $13.130  $13.865  $11.559   $28.169  $20.074        NA   $14.952   $17.947
Number of units outstanding
  at end of period                        5,673   20,982    5,709    13,445   33,249        NA    16,925    36,347
YEAR ENDED DEC. 31, 1996
Unit value at beginning of period      $10.000*  $12.883  $14.109   $18.073  $12.498        NA   $10.146   $16.298
Unit value at end of period             $11.254  $13.359  $14.467   $23.668  $15.303        NA   $12.913   $16.650
Number of units outstanding
  at end of period                        3,722   28,060    6,998    12,757   35,569        NA    12,784        45
YEAR ENDED DEC. 31, 1995
Unit value at beginning of period            NA  $12.354  $13.979   $15.594   $9.769        NA   $10.000*  $13.835
Unit value at end of period                  NA  $12.883  $14.109   $18.073  $12.498        NA   $10.146   $16.298
Number of units outstanding
  at end of period                           NA   31,040    6,919    10,998   33,789        NA     1,302    34,313
YEAR ENDED DEC. 31, 1994
Unit value at beginning of period            NA  $12.066  $14.464   $15.369  $10.327        NA        NA   $14.698
Unit value at end of period                  NA  $12.354  $13.979   $15.594   $9.769        NA        NA   $13.835
Number of units outstanding
  at end of period                           NA   39,437    8,285    11,645   28,778        NA        NA    36,490
YEAR ENDED DEC. 31, 1993
Unit value at beginning of period            NA  $11.932   $9.424   $13.095  $10.848        NA        NA   $13.586
Unit value at end of period                  NA  $12.066  $14.464   $15.369  $10.327        NA        NA   $14.698
Number of units outstanding
  at end of period                           NA   10,247    4,685     5,589   26,256        NA        NA    40,402
YEAR ENDED DEC. 31, 1992
Unit value at beginning of period            NA  $11.742  $10.635   $11.848  $10.000*       NA        NA   $12.798
Unit value at end of period                  NA  $11.932   $9.424   $13.095  $10.848        NA        NA   $13.586
Number of units outstanding
  at end of period                           NA    6,951    1,419     1,052    8,388        NA        NA    25,054
YEAR ENDED DEC. 31, 1991
Unit value at beginning of period            NA  $11.288  $10.387    $9.000       NA        NA        NA   $11.199
Unit value at end of period                  NA  $11.742  $10.635   $11.848       NA        NA        NA   $12.798
Number of units outstanding
  at end of period                           NA    5,682      833       394       NA        NA        NA    14,426
YEAR ENDED DEC. 31, 1990
Unit value at beginning of period            NA  $10.637  $12.247   $10.368       NA        NA        NA   $10.427
Unit value at end of period                  NA  $11.288  $10.387    $9.000       NA        NA        NA   $11.199
Number of units outstanding
  at end of period                           NA    5,768    1,015       200       NA        NA        NA     5,450


(NUMBER OF UNITS IN THOUSANDS)

                                                 FRANKLIN FRANKLIN FRANKLIN                                TEMPLETON
                                        FRANKLIN   ZERO     ZERO     ZERO     MUTUAL     MUTUAL  TEMPLETON DEVELOPING
                                         VALUE    COUPON   COUPON   COUPON  DISCOVERY    SHARES    ASSET    MARKETS
VARIABLE OPTIONS:                      SECURITIES  2000     2005     2010   SECURITIES SECURITIES STRATEGY SECURITIES
---------------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31, 1999
Unit value at beginning of period       $7.717    $20.684  $25.003  $27.920  $11.226    $11.837   $13.589    $7.993
Unit value at end of period             $7.736    $21.023  $23.205  $24.164  $13.701    $13.237   $14.408   $12.188
Number of units outstanding
  at end of period                         727      2,547    2,011    1,851    5,796     12,423     2,504    11,226
YEAR ENDED DEC. 31, 1998
Unit value at beginning of period      $10.000*   $19.512  $22.532  $24.740  $11.983    $11.993   $13.786   $10.340
Unit value at end of period             $7.717    $20.684  $25.003  $27.920  $11.226    $11.837   $13.589    $7.993
Number of units outstanding
  at end of period                         719      3,595    2,635    2,582    9,718     18,133     4,056    15,989
YEAR ENDED DEC. 31, 1997
Unit value at beginning of period           NA    $18.475  $20.517  $21.522  $10.180    $10.330   $12.514   $11.487
Unit value at end of period                 NA    $19.512  $22.532  $24.740  $11.983    $11.993   $13.786   $10.340
Number of units outstanding
  at end of period                          NA      4,523    2,910    2,998    9,940     18,744     5,229    23,005
YEAR ENDED DEC. 31, 1996
Unit value at beginning of period           NA    $18.294  $20.914  $22.431 $10.000*    $10.000*  $10.591    $9.582
Unit value at end of period                 NA    $18.475  $20.517  $21.522  $10.180    $10.330   $12.514   $11.487
Number of units outstanding
  at end of period                          NA      5,636    3,579    3,297    1,471      2,613     4,104    22,423
YEAR ENDED DEC. 31, 1995
Unit value at beginning of period           NA    $15.373  $16.096  $15.930       NA         NA   $10.000*   $9.454
Unit value at end of period                 NA    $18.294  $20.914  $22.431       NA         NA   $10.591    $9.582
Number of units outstanding
  at end of period                          NA      6,066    3,504    3,437       NA         NA     1,338    15,618
YEAR ENDED DEC. 31, 1994
Unit value at beginning of period           NA    $16.717  $18.050  $18.144       NA         NA        NA   $10.000*
Unit value at end of period                 NA    $15.373  $16.096  $15.930       NA         NA        NA    $9.454
Number of units outstanding
  at end of period                          NA      4,953    2,780    2,589       NA         NA        NA     9,774
YEAR ENDED DEC. 31, 1993
Unit value at beginning of period           NA    $14.595  $14.975  $14.670       NA         NA        NA        NA
Unit value at end of period                 NA    $16.717  $18.050  $18.144       NA         NA        NA        NA
Number of units outstanding
  at end of period                          NA      3,787    2,020    1,405       NA         NA        NA        NA
YEAR ENDED DEC. 31, 1992
Unit value at beginning of period           NA    $13.570  $13.705  $13.482       NA         NA        NA        NA
Unit value at end of period                 NA    $14.595  $14.975  $14.670       NA         NA        NA        NA
Number of units outstanding
  at end of period                          NA      2,886    1,090      849       NA         NA        NA        NA
YEAR ENDED DEC. 31, 1991
Unit value at beginning of period           NA    $11.446  $11.545  $11.390       NA         NA        NA        NA
Unit value at end of period                 NA    $13,570  $13.705  $13.482       NA         NA        NA        NA
Number of units outstanding
  at end of period                          NA      2,012      795    1,150       NA         NA        NA        NA
YEAR ENDED DEC. 31, 1990
Unit value at beginning of period           NA    $10.961  $11.406  $11.486       NA         NA        NA        NA
Unit value at end of period                 NA    $11.446  $11.545  $11.390       NA         NA        NA        NA
Number of units outstanding
  at end of period                          NA      1,041      406      581       NA         NA        NA        NA


                                       TEMPLETON                                    TEMPLETON  USALLIANZ USALLIANZ
                                         GLOBAL   TEMPLETON  TEMPLETON   TEMPLETON   PACIFIC      VIP       VIP    USALLIANZ
                                         INCOME     GROWTH   INTERNT'L   INTERNT'L    GROWTH  DIVERSIFIED  FIXED      VIP
VARIABLE OPTIONS:                      SECURITIES SECURITIES SECURITIES SMALLER COS SECURITIES  ASSETS    INCOME    GROWTH
----------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC. 31, 1999
Unit value at beginning of period       $17.905    $16.309    $18.437      $9.364      $8.078   $10.000*  $10.000*  $10.000*
Unit value at end of period             $16.635    $19.466    $23.022     $11.441     $10.915   $10.170    $9.751   $10.733
Number of units outstanding
  at end of period                        4,226     24,872     27,313       1,034       7,066         9        13        21
YEAR ENDED DEC. 31, 1998
Unit value at beginning of period       $16.957    $15.176    $17.711     $10.825      $9.431        NA        NA        NA
Unit value at end of period             $17.905    $16.309    $18.437      $9.364      $8.078        NA        NA        NA
Number of units outstanding
  at end of period                        6,976     34,226     44,256       1,533      10,669        NA        NA        NA
YEAR ENDED DEC. 31, 1997
Unit value at beginning of period       $16.780    $13.560    $16.081     $11.145     $14.932        NA        NA        NA
Unit value at end of period             $16.957    $15.176    $17.711     $10.825      $9.431        NA        NA        NA
Number of units outstanding
  at end of period                        9,434     41,433     58,179       1,998      15,833        NA        NA        NA
YEAR ENDED DEC. 31, 1996
Unit value at beginning of period       $15.522    $11.339    $13.263    $10.000*     $13.630        NA        NA        NA
Unit value at end of period             $16.781    $13.560    $16.081     $11.145     $14.932        NA        NA        NA
Number of units outstanding
  at end of period                       11,857     40,327     64,375       1,388      22,061        NA        NA        NA
YEAR ENDED DEC. 31, 1995
Unit value at beginning of period       $13.726    $10.201    $12.161          NA     $12.802        NA        NA        NA
Unit value at end of period             $15.522    $11.339    $13.263          NA     $13.630        NA        NA        NA
Number of units outstanding
  at end of period                       14,181     28,309     59,883          NA      22,483        NA        NA        NA
YEAR ENDED DEC. 31, 1994
Unit value at beginning of period       $14.650    $10.000*   $12.226          NA     $14.233        NA        NA        NA
Unit value at end of period             $13.726    $10.201    $12.161          NA     $12.802        NA        NA        NA
Number of units outstanding
  at end of period                       16,855     14,637     60,464          NA      27,231        NA        NA        NA
YEAR ENDED DEC. 31, 1993
Unit value at beginning of period       $12.733         NA     $9.642          NA      $9.761        NA        NA        NA
Unit value at end of period             $14.650         NA    $12.226          NA     $14.233        NA        NA        NA
Number of units outstanding
  at end of period                       13,054         NA     24,026          NA      14,240        NA        NA        NA
YEAR ENDED DEC. 31, 1992
Unit value at beginning of period       $12.962         NA    $10.000*         NA     $10.000*       NA        NA        NA
 Unit value at end of period            $12.733         NA     $9.642          NA      $9.761        NA        NA        NA
Number of units outstanding
  at end of period                        5,487         NA      1,329          NA         534        NA        NA        NA
YEAR ENDED DEC. 31, 1991
Unit value at beginning of period       $11.706         NA         NA          NA          NA        NA        NA        NA
Unit value at end of period             $12.962         NA         NA          NA          NA        NA        NA        NA
Number of units outstanding
  at end of period                        2,979         NA         NA          NA          NA        NA        NA        NA
YEAR ENDED DEC. 31, 1990
Unit value at beginning of period       $10.813         NA         NA          NA          NA        NA        NA        NA
Unit value at end of period             $11.706         NA         NA          NA          NA        NA        NA        NA
Number of units outstanding
  at end of period                         1322         NA         NA          NA          NA        NA        NA        NA

*Unit Value at inception was $10.00.

Accumulation Unit Value at the inception was $10.00 for each Variable Option. Inception was 1/24/89 for the Franklin Global Communications Securities, Franklin Growth and Income Securities, Franklin High Income, Franklin Income Securities, Franklin Money Market, Franklin Natural Resources Securities, Franklin Real Estate, and Templeton Global Income Securities Variable Options; 3/14/89 for the Franklin U.S. Government and the three Franklin Zero Coupon Variable Options; 1/27/92 for the Franklin Rising Dividends Securities, Templeton International Securities and Templeton Pacific Growth Securities Variable Options; 3/15/94 for the Templeton Developing Markets Securities and Templeton Growth Securities Variable Options; 5/1/95 for the Templeton Asset Strategy Variable Option; 11/1/95 for the Franklin Small Cap Variable Option; 5/1/96 for the Franklin Large Cap Growth Securities and Templeton International Smaller Companies Variable Options; 11/8/96 for the Mutual Discovery Securities and Mutual Shares Securities Variable Options; 5/1/98 for the Franklin Global Health Care Securities and Franklin Value Securities Variable Options. The AIM V.I. Growth, Alger American Growth, Alger American Leveraged AllCap, Franklin S&P 500 Index, USAllianz VIP Diversified Assets, USAllianz VIP Fixed Income, and USAllianz VIP Growth Variable Options commenced operations with the Separate Account on November 12, 1999.

There are no accumulation units shown for the Franklin Aggressive Growth Securities Fund and the Franklin Technology Securities Fund because they commenced operations as of the date of this prospectus and therefore had no assets as of December 31, 1999.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                         VALUEMARK II AND VALUEMARK III
                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                   May 1, 2000

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 1750 Hennepin Avenue, Minneapolis, MN 55403-2195, (800) 542-5427.

THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 2000, AND AS MAY BE AMENDED FROM TIME TO TIME.


Table of Contents
CONTENTS                                           PAGE
Company .........................................     2
Experts .........................................     2
Legal Opinions ..................................     2
Distributor .....................................     2
Reduction or Elimination of the Contingent
 Deferred Sales Charge ..........................     2
Calculation of Performance Data .................     2
Federal Tax Status ..............................     8
Annuity Provisions ..............................    14
Financial Statements ............................    15


















                                                            VMII/III SAI 05/2000

Company
--------------------------------------------------------------------------------

Information regarding Allianz Life Insurance Company of North America (the "Company") and its ownership is contained in the Prospectus. The Company is rated A++g by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant in that it may be a reflection as to the ability of a company to make fixed annuity payments from its general account.

Experts
--------------------------------------------------------------------------------

The financial statements of Allianz Life Variable Account B and the consolidated financial statements of the Company as of and for the year ended December 31, 1999 included in this Statement of Additional Information have been audited by KPMG LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.

Legal Opinions
--------------------------------------------------------------------------------

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

Distributor
--------------------------------------------------------------------------------

USAllianz Investor Services, LLC, (formerly NALAC Financial Plans, LLC), a wholly-owned subsidiary of the Company, acts as the distributor. The offering is on a continuous basis.

Reduction or Elimination of the
Contingent Deferred Sales Charge
--------------------------------------------------------------------------------

The amount of the contingent deferred sales charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the contingent deferred sales charge will be determined by the Insurance Company after examination of the following factors:
1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed.

The contingent deferred sales charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. The contingent deferred sales charge may be reduced or eliminated when the Contract is sold by an agent of the Company to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the contingent deferred sales charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

Calculation of Performance Data
--------------------------------------------------------------------------------

Total Return
From time to time, the Company may advertise the performance data for the Variable Options in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of a Variable Option over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge, the operating expenses of the underlying Portfolios and any applicable contingent deferred sales charge and Contract Maintenance Charge ("Standardized Total Return"). The contingent deferred sales charge and Contract Maintenance Charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable contingent deferred sales charge and Contract Maintenance Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                P (1 + T)n = ERV
where:

P = a hypothetical initial payment of $1,000;

T = average annual total return;

n = number  of  years;

ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the contingent deferred sales charge and the Contract Maintenance Charge. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized. The Company may also advertise cumulative and total return information over different periods of time. The Company may also present performance information computed on a different basis ("Non-Standardized Total Return").

Yield

The Franklin Money Market Fund. The Company may advertise yield information for the Franklin Money Market Fund. The Franklin Money Market Fund's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Fund's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Fund's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Franklin Money Market Fund's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one Accumulation Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such Accumulation Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] -1.)

For the seven-day period ending on 12/31/99, the Franklin Money Market Fund had a current yield of 4.31% and an effective yield of 4.40%.

Other Variable Options. The Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Variable Option's. Each Variable Option (other than the Franklin Money Market Fund) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per Accumulation Unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge) by the Accumulation Unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                           Yield = 2 [(a-b) + 1)6 - 1]
                                   -------------------
                                           cd
where:

a = net investment income earned during the period by the Variable Option attributable to shares owned by the Portfolio;

b = expenses accrued for the period (net of reimbursements,  if applicable);

c = the average daily number of Accumulation Units outstanding during the period;

d = the maximum offering price per Accumulation Unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume that no Contingent Deferred Sales Charges have been deducted (see the Prospectus for information regarding the Contingent Deferred Sales Charge). The Company does not currently advertise yield information for any Variable Option (other than the Franklin Money Market Fund).

Performance  Ranking

Total return information for the Sub-Accounts and the Portfolios may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).

From time to time, evaluation of performance by independent sources may also be used.


Performance Information

Total returns reflect all aspects of a Variable Option's return,  including the automatic  reinvestment by Allianz
Life Variable Account B of all distributions and any change in a Variable Option's value over the period.

The returns reflect the deduction of the Mortality and Expense Risk Charge,  Administrative Expense Charge and the
operating expenses of each Portfolio and are shown both with and without the deduction of the Contingent  Deferred
Sales Charge and Contract Maintenance Charge. Past performance does not guarantee future results.

Effective May 1, 2000, the Templeton  International  Securities  Fund (a fund of Templeton  Variable  Series Fund)
merged into the  Templeton  International  Equity Fund.  The  performance  shown in the charts below  reflects the historical performance of the Templeton International Equity Fund. Effective May 1, 2000, the Templeton Developing
Markets  Securities Fund (a fund of Templeton  Variable Series Fund) merged into the Templeton  Developing Markets
Equity Fund.  The  performance  shown in the charts below  reflects the  historical  performance  of the Templeton
Developing  Markets  Equity Fund.  Effective May 1, 2000,  the Templeton  Asset Strategy Fund (a fund of Templeton
Variable Series Fund) merged into the Templeton Global Asset Allocation Fund. The performance  shown in the charts below reflects the historical performance of the Templeton Global Asset Allocation Fund.

Standardized Total Return Valuemark II

Average  Annual Total Return for the period ended  December 31, 1999:  with  Contingent  Deferred Sales Charge and other charges

                                                                        Valuemark II
-------------------------------------------------------------------------------------------------------------------
                                          Sub-Account
                                           Inception       One         Three       Five         Ten        Since
Variable Option                              Date         Year         Year        Year        Year       Inception
-------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Sec.*       1/24/89       33.13%       22.94%      20.73%      12.40%        13.16%
Franklin Global Health Care Securities      5/1/98      -13.73%           NA          NA          NA        -4.60%
Franklin Growth and Income Securities*     1/24/89       -4.65%        9.60%      14.51%       9.82%         9.11%
Franklin High Income                       1/24/89       -5.81%        1.76%       7.29%       7.56%         6.90%
Franklin Income Securities                 1/24/89       -7.53%        3.09%       8.08%       8.41%         8.40%
Franklin Large Cap Growth Securities*       5/1/96       25.47%       20.98%          NA          NA        20.87%
Franklin Money Market                      1/24/89       -1.05%        2.83%       3.61%       3.31%         3.60%
Franklin Natural Resources Securities      1/24/89       26.06%       -9.49%      -4.73%      -1.09%         0.86%
Franklin Real Estate*                      1/24/89      -11.80%       -4.21%       6.39%       7.44%         7.13%
Franklin Rising Dividends Securities*      1/27/92      -15.31%        6.46%      13.93%          NA         8.24%
Franklin Small Cap                         11/1/95       89.85%       29.44%          NA          NA        28.28%
Franklin U.S. Government*                  3/14/89       -6.67%        2.93%       5.93%       5.87%         5.82%
Franklin Value Securities                   5/1/98       -4.11%           NA          NA          NA       -16.74%
Franklin Zero Coupon - 2000                3/14/89       -2.71%        3.63%       6.32%       6.66%         7.05%
Franklin Zero Coupon - 2005                3/14/89      -11.54%        3.42%       7.46%       7.29%         8.03%
Franklin Zero Coupon - 2010                3/14/89      -17.81%        3.16%       8.56%       7.65%         8.44%
Mutual Discovery Securities                11/8/96       17.69%        9.71%          NA          NA        10.10%
Mutual Shares Securities                   11/8/96        7.48%        7.90%          NA          NA         8.90%
Templeton Asset Strategy*                   5/1/95        1.68%        4.05%          NA          NA         7.98%
Templeton Developing Markets Sec.*         3/15/94       48.14%        1.16%       5.05%          NA         3.36%
Templeton Global Income Securities         1/24/89      -11.45%       -1.13%       3.77%       4.32%         4.69%
Templeton Growth Securities*               3/15/94       15.01%       12.14%      13.67%          NA        12.09%
Templeton International Securities*        1/27/92       20.52%       12.03%      13.49%          NA        11.01%
Templeton International Smaller Cos.        5/1/96       17.83%        0.04%          NA          NA         3.34%
Templeton Pacific Growth Securities*       1/27/92       30.77%      -10.98%      -3.34%          NA         1.02%

There is no performance  shown for the AIM V.I. Growth,  Alger American Growth,  Alger American  Leveraged AllCap,
Franklin S&P 500 Index,  USAllianz VIP Diversified  Assets,  USAllianz VIP Fixed Income,  and USAllianz VIP Growth
Sub-Accounts because they were first offered under the Contract on November 12, 1999.

The Franklin Aggressive Growth Securities and Franklin Technology Securities  Sub-Accounts commenced operations on
May 1, 2000.


Standardized Total Return Valuemark III

Average  Annual Total Return for the period ended  December 31, 1999:  with  Contingent  Deferred Sales Charge and other charges

                                                                        Valuemark III
-------------------------------------------------------------------------------------------------------------------
                                          Sub-Account
                                           Inception       One         Three       Five         Ten         Since
Variable Option                              Date         Year         Year        Year        Year       Inception
-------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Sec.*       1/24/89       32.28%       22.94%      20.73%      12.40%        13.16%
Franklin Global Health Care Securities      5/1/98      -14.58%           NA          NA          NA        -4.60%
Franklin Growth and Income Securities*     1/24/89       -5.50%       -9.49%      14.51%       9.82%         9.11%
Franklin High Income                       1/24/89       -6.66%        1.76%       7.29%       7.56%         6.90%
Franklin Income Securities                 1/24/89       -8.38%        3.09%       8.08%       8.41%         8.40%
Franklin Large Cap Growth Securities*       5/1/96       24.62%       20.98%          NA          NA        20.87%
Franklin Money Market                      1/24/89       -1.90%        2.83%       3.61%       3.31%         3.60%
Franklin Natural Resources Securities      1/24/89       25.21%       -9.49%      -4.73%      -1.09%         0.86%
Franklin Real Estate*                      1/24/89      -12.65%       -4.21%       6.39%       7.44%         7.13%
Franklin Rising Dividends Securities*      1/27/92      -16.16%        6.46%      13.93%          NA         8.24%
Franklin Small Cap                         11/1/95       89.00%       29.44%          NA          NA        28.28%
Franklin U.S. Government*                  3/14/89       -7.52%        2.93%       5.93%       5.87%         5.82%
Franklin Value Securities                   5/1/98       -4.96%           NA          NA          NA       -16.74%
Franklin Zero Coupon - 2000                3/14/89       -3.56%        3.63%       6.32%       6.66%         7.05%
Franklin Zero Coupon - 2005                3/14/89      -12.39%        3.42%       7.46%       7.29%         8.03%
Franklin Zero Coupon - 2010                3/14/89      -18.66%        3.16%       8.56%       7.65%         8.44%
Mutual Discovery Securities                11/8/96       16.84%        9.71%          NA          NA        10.10%
Mutual Shares Securities                   11/8/96        6.63%        7.90%          NA          NA         8.90%
Templeton Asset Strategy*                   5/1/95        0.83%        4.04%          NA          NA         7.98%
Templeton Developing Markets Sec.*         3/15/94       47.29%        1.16%       5.05%          NA         3.36%
Templeton Global Income Securities         1/24/89      -12.30%        3.77%       3.77%       4.32%         4.69%
Templeton Growth Securities*               3/15/94       14.16%       12.14%      13.67%          NA        12.09%
Templeton International Securities*        1/27/92       19.67%       12.03%      13.49%          NA        11.01%
Templeton International Smaller Cos.        5/1/96       16.98%        0.04%          NA          NA         3.34%
Templeton Pacific Growth Securities*       1/27/92       29.92%      -10.98%      -3.34%          NA         1.02%

*The fund name changed since the last Statement of Additional  Information  update as of the effective date listed below:

   Current Name                                    Previous Name                                 Effective Date
   ------------------------------------------------------------------------------------------------------------
   Franklin Global Communications Securities Fun   Franklin Global Utilities Securities Fund     11-15-1999
   Franklin Growth and Income Securities Fund      Franklin Growth and Income Fund               05-01-2000
   Franklin Large Cap Growth Securities Fund       Franklin Capital Growth Fund                  12-15-1999
   Franklin Real Estate Fund                       Franklin Real Estate Securities Fund          11-15-1999
   Franklin Rising Dividends Securities Fund       Franklin Rising Dividends Fund                11-15-1999
   Franklin U.S. Government Fund                   Franklin U.S. Government Securities Fund      11-15-1999
   Templeton Asset Strategy Fund                   Templeton Global Asset Allocation Fund        05-01-2000
   Templeton Developing Markets Securities Fund    Templeton Developing Markets Equity Fund      05-01-2000
   Templeton Growth Securities Fund                Templeton Global Growth Fund                  05-01-2000
   Templeton International Securities Fund         Templeton International Equity Fund           05-01-2000
   Templeton Pacific Growth Securities Fund        Templeton Pacific Growth Fund                 05-01-2000


There is no performance  shown for the AIM V.I. Growth,  Alger American Growth,  Alger American  Leveraged AllCap,
Franklin S&P 500 Index,  USAllianz VIP Diversified  Assets,  USAllianz VIP Fixed Income,  and USAllianz VIP Growth
Sub-Accounts because they were first offered under the Contract on November 12, 1999.

The Franklin Aggressive Growth Securities and Franklin Technology Securities  Sub-Accounts commenced operations on
May 1, 2000.


Non-Standardized Total Return Valuemark II/III

Total  Return for the period  ended  December  31,  1999:  without  Contingent  Deferred  Sales Charge or Contract
Maintenance Charge

                                                                     Annual Total Return
-------------------------------------------------------------------------------------------------------------------
                                         Sub-Account
                                          Inception       One         Three        Five          Ten        Since
Variable Option                             Date         Year         Year         Year         Year      Inception
-------------------------------------------------------------------------------------------------------------------
Franklin Global Communications Securities* 1/24/89      37.48%       23.51%       20.84%       12.48%        13.23%
Franklin Global Health Care Securities      5/1/98      -9.38%           NA           NA           NA        -2.32%
Franklin Growth and Income Securities*     1/24/89      -0.30%       10.29%       14.62%        9.89%         9.18%
Franklin High Income                       1/24/89      -1.46%        2.56%        7.43%        7.63%         6.97%
Franklin Income Securities                 1/24/89      -3.18%        3.86%        8.21%        8.47%         8.46%
Franklin Large Cap Growth Securities*       5/1/96      29.82%       21.57%           NA           NA        21.16%
Franklin Money Market                      1/24/89       3.30%        3.61%        3.76%        3.40%         3.69%
Franklin Natural Resources Securities      1/24/89      30.41%       -8.48%       -4.52%       -0.99%         0.95%
Franklin Real Estate*                      1/24/89      -7.45%       -3.32%        6.52%        7.51%         7.20%
Franklin Rising Dividends Securities*      1/27/92     -10.96%        7.19%       14.05%           NA         8.32%
Franklin Small Cap                         11/1/95      94.20%       29.97%           NA           NA        28.41%
Franklin U.S. Government*                  3/14/89      -2.32%        3.71%        6.07%        5.94%         5.90%
Franklin Value Securities                   5/1/98       0.24%           NA           NA           NA       -14.26%
Franklin Zero Coupon - 2000                3/14/89       1.64%        4.40%        6.46%        6.73%         7.12%
Franklin Zero Coupon - 2005                3/14/89      -7.19%        4.19%        7.59%        7.36%         8.10%
Franklin Zero Coupon - 2010                3/14/89     -13.46%        3.93%        8.69%        7.72%         8.51%
Mutual Discovery Securities                11/8/96      22.04%       10.41%           NA           NA        10.53%
Mutual Shares Securities                   11/8/96      11.83%        8.62%           NA           NA         9.33%
Templeton Asset Strategy*                   5/1/95       6.03%        4.81%           NA           NA         8.13%
Templeton Developing Markets Securities*   3/15/94      52.49%        1.99%        5.21%           NA         3.47%
Templeton Global Income Securities         1/24/89      -7.10%       -0.29%        3.92%        4.40%         4.76%
Templeton Growth Securities*               3/15/94      19.36%       12.81%       13.80%           NA        12.17%
Templeton International Securities*        1/27/92      24.87%       12.70%       13.61%           NA        11.09%
Templeton International Smaller Companies   5/1/96      22.18%        0.88%           NA           NA         3.74%
Templeton Pacific Growth Securities*       1/27/92      35.12%       -9.92%       -3.14%           NA         1.11%


*The fund name changed since the last Statement of Additional  Information  update as of the effective date listed below:

   Current Name                                    Previous Name                                Effective Date
   -----------------------------------------------------------------------------------------------------------
   Franklin Global Communications Securities Fund  Franklin Global Utilities Securities Fund    11-15-1999
   Franklin Growth and Income Securities Fund      Franklin Growth and Income Fund              05-01-2000
   Franklin Large Cap Growth Securities Fund       Franklin Capital Growth Fund                 12-15-1999
   Franklin Real Estate Fund                       Franklin Real Estate Securities Fund         11-15-1999
   Franklin Rising Dividends Securities Fund       Franklin Rising Dividends Fund               11-15-1999
   Franklin U.S. Government Fund                   Franklin U.S. Government Securities Fund     11-15-1999
   Templeton Asset Strategy Fund                   Templeton Global Asset Allocation Fund       05-01-2000
   Templeton Developing Markets Securities Fund    Templeton Developing Markets Equity Fund     05-01-2000
   Templeton Growth Securities Fund                Templeton Global Growth Fund                 05-01-2000
   Templeton International Securities Fund         Templeton International Equity Fund          05-01-2000
   Templeton Pacific Growth Securities Fund        Templeton Pacific Growth Fund                05-01-2000


There is no performance  shown for the AIM V.I. Growth,  Alger American Growth,  Alger American  Leveraged AllCap,
Franklin S&P 500 Index,  USAllianz VIP Diversified  Assets,  USAllianz VIP Fixed Income,  and USAllianz VIP Growth
Sub-Accounts because they were first offered under the Contract on November 12, 1999.

The Franklin Aggressive Growth Securities and Franklin Technology Securities  Sub-Accounts commenced operations on
May 1, 2000.

You should note that  investment  results will fluctuate over time, and any  presentation  of total return for any period should not be considered as a  representation  of what an investment may earn or what your total return may be in any future period.


Federal Tax Status
--------------------------------------------------------------------------------

Note: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Portfolios underlying the Contracts will be managed
by  the  investment   advisers  in  such  a  manner  as  to  comply  with  these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple  Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Contracts Owned by
Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or (c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions) or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals -
Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

A Qualified Contract will not provide any necessary or additional Tax Deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than Tax Deferral that may make it an appropriate investment for a Qualified Plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a Qualified Contract.

a.  Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.  Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c. Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals -
Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered Annuities -
Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Annuity Provisions
--------------------------------------------------------------------------------

Variable Annuity Payout

A variable annuity is an annuity with payments which:
(1) are not predetermined as to dollar amount; and
(2) will vary in amount with the net investment results of the applicable Sub-Account(s) of the Variable Account.

At the Income Date, the Contract Value in each Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. Both sex distinct and unisex Annuity Tables are utilized by the Company, depending on the state and type of Contract. If, as of the Income Date, the then current Annuity Option rates applicable to this class of Contracts provide a larger income than that guaranteed for the same form of annuity under the Contract, the larger amount will be paid. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the Income Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period.

2. The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

3. The total dollar amount of each Variable  Annuity  variable payout is the sum
of  all  Sub-Account   Variable  Annuity  payments,   reduced  by  the  Contract
Maintenance Charge.

Annuity Unit Value

The value of an Annuity Unit for a Sub-Account is determined (see below) by subtracting (2) from (1), dividing the result by (3) and multiplying the result by .999866337248 (.999866337248 is the daily factor to neutralize the assumed net investment rate of 5% per annum which is built into the annuity rate table) where:

1. is the net result of
   a. the assets of the Sub-Account attributable to the Annuity Units; plus or minus
   b. the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Sub-Account;

2. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge; and

3. is the  number  of  Annuity  Units  outstanding  at the end of the  Valuation
Period.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

Fixed Annuity Payout

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Variable Account. The Fixed Option value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and any joint annuitant where allowed.

Financial Statements
--------------------------------------------------------------------------------

The audited consolidated financial statements of the Company as of and for the year ended December 31, 1999, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 1999, are also included herein.

                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       of
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                              Financial Statements
                                December 31, 1999


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Independent Auditors' Report

The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 1999, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 1999, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.



                                                                    KPMG LLP



Minneapolis, Minnesota
February 4, 2000


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements

Statements of Assets and Liabilities
December 31, 1999
(In thousands)

                                                      AIM                Alger         Alger American     Franklin Global
                                                 V.I. Growth        American Growth       Leveraged       Communications
                                                     Fund                 Fund           AllCap Fund      Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  AIM V.I. Growth Fund,
   Class 1 - 306 shares, cost $9,508           $9,867        -         -         -         -        -         -         -
   Class 2 - 0 shares, cost $0                      -        -         -         -         -        -         -         -
  Alger American Growth Fund,
   Class 1 - 162 shares, cost $9,957                -        -    10,442         -         -        -         -         -
   Class 2 - 0 shares, cost $0                      -        -         -         -         -        -         -         -
  Alger American Leveraged AllCap Fund,
   Class 1 - 129 shares, cost $6,851                -        -         -         -     7,507        -         -         -
   Class 2 - 0 shares, cost $0                      -        -         -         -         -        -         -         -
  Franklin Global Communications Securities Fund,
   Class 1 - 36,310 shares, cost $609,001           -        -         -         -         -        -   902,669         -
   Class 2 - 20 shares, cost $420                   -        -         -         -         -        -         -       491
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    9,867        -    10,442         -     7,507        -   902,669       491
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                 4        -         4         -         3        -     (215)         -
  Valuemark IV                                       3        -         4         -         3        -      (13)         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         2
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         1
 Accrued administrative charges:
  Valuemark II & III                                 1        -         1         -         -        -      (26)         -
  Valuemark IV                                       -        -         -         -         -        -       (1)         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    8        -         9         -         6        -     (255)         3
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                      $9,859        -    10,433         -     7,501        -   902,924       488
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)                $5,833        -     5,894         -     4,137        -   844,307         -
  Valuemark IV (note 5)                          4,026        -     4,535         -     3,364        -    54,724         -
  Valuemark Charter Traditional (note 6)             -        -         -         -         -        -         -       213
  Valuemark Charter Enhanced (note 6)                -        -         -         -         -        -         -       275
 Contracts in annuity payment period (note 2)        -        -         4         -         -        -     3,893         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                   $9,859        -    10,433         -     7,501        -   902,924       488
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                Franklin Global
                                                  Health Care      Franklin Growth      Franklin High     Franklin Income
                                                Securities Fund     and Income Fund      Income Fund       Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Global Health Care Securities Fund,
   Class 1 - 1,081 shares, cost $10,216        $10,611        -         -         -         -        -         -         -
   Class 2 - 8 shares, cost $75                      -       83         -         -         -        -         -         -
  Franklin Growth and Income Fund,
   Class 1 - 49,294 shares, cost $796,041            -        -   876,439         -         -        -         -         -
   Class 2 - 45 shares, cost $846                    -        -         -       789         -        -         -         -
  Franklin High Income Fund,
   Class 1 - 28,876 shares, cost $361,738            -        -         -         -   284,716        -         -         -
   Class 2 - 46 shares, cost $506                    -        -         -         -         -      448         -         -
  Franklin Income Securities Fund,
   Class 1 - 48,865 shares, cost $748,259            -        -         -         -         -        -   717,826         -
   Class 2 - 89 shares, cost $1,388                  -        -         -         -         -        -         -     1,303
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    10,611       83   876,439       789   284,716      448   717,826     1,303
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                 4        -        97         -        34        -       183         -
  Valuemark IV                                       5        -        10         -         9        -         9         -
  Valuemark Charter Traditional                      -        -         -         4         -        1         -         4
  Valuemark Charter Enhanced                         -        -         -         1         -        -         -         1
 Accrued administrative charges:
 Valuemark II & III                                  1        -        11         -         4        -        22         -
 Valuemark IV                                        1        -         1         -         1        -         1         -
 Valuemark Charter Traditional                       -        -         -         1         -        -         -         -
 Valuemark Charter Enhanced                          -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   11        -       119         6        48        1       215         5
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                     $10,600       83   876,320       783   284,668      447   717,611     1,298
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)                $6,088        -   722,583         -   198,407        -   606,369         -
  Valuemark IV (note 5)                          4,512        -   144,218         -    85,209        -   105,486         -
  Valuemark Charter Traditional (note 6)             -       33         -       545         -      429         -     1,206
  Valuemark Charter Enhanced (note 6)                -       50         -       238         -       18         -        92
 Contracts in annuity payment period (note 2)        -        -     9,519         -     1,052        -     5,756         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                  $10,600       83   876,320       783   284,668      447   717,611     1,298
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                   Franklin                               Franklin
                                               Large Cap Growth     Franklin Money    Natural Resources    Franklin Real
                                                Securities Fund       Market Fund      Securities Fund       Estate Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Large Cap Growth Securities Fund,
   Class 1 - 17,954 shares, cost $269,731     $378,462        -         -         -         -        -         -         -
   Class 2 - 26 shares, cost $458                    -      542         -         -         -        -         -         -
  Franklin Money Market Fund,
   Class 1 - 337,544 shares, cost $337,544           -        -   337,544         -         -        -         -         -
   Class 2 - 8,602 shares, cost $8,602               -        -         -     8,602         -        -         -         -
  Franklin Natural Resources Securities Fund,
   Class 1 - 3,604 shares, cost $39,973              -        -         -         -    39,395        -         -         -
   Class 2 - 6 shares, cost $68                      -        -         -         -         -       68         -         -
  Franklin Real Estate Fund,
   Class 1 - 9,912 shares, cost $176,899             -        -         -         -         -        -   147,887         -
   Class 2 - 30 shares, cost $443                    -        -         -         -         -        -         -       443
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   378,462      542   337,544     8,602    39,395       68   147,887       443
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                98        -       217         -         6        -         9         -
  Valuemark IV                                      11        -         8         -         5        -         6         -
  Valuemark Charter Traditional                      -        5         -        26         -        -         -         -
  Valuemark Charter Enhanced                         -        1         -         -         -        -         -         -
 Accrued administrative charges:
  Valuemark II & III                                12        -        26         -         1        -         1         -
  Valuemark IV                                       1        -         1         -         1        -         1         -
  Valuemark Charter Traditional                      -        -         -         3         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  122        6       252        29        13        -        17         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                    $378,340      536   337,292     8,573    39,382       68   147,870       443
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)              $219,679        -   258,373         -    32,615        -   115,525         -
  Valuemark IV (note 5)                        151,537        -    77,050         -     6,761        -    31,567         -
  Valuemark Charter Traditional (note 6)             -      392         -     8,557         -       62         -       429
  Valuemark Charter Enhanced (note 6)                -      144         -        16         -        6         -        14
 Contracts in annuity payment period (note 2     7,124        -     1,869         -         6        -       778         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                 $378,340      536   337,292     8,573    39,382       68   147,870       443
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                               Franklin Rising         Franklin           Franklin            Franklin
                                                  Dividends           S & P 500          Small Cap        U.S. Government
                                                Securities Fund       Index Fund            Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Rising Dividends Securities Fund,
   Class 1 - 29,867 shares, cost $417,038     $406,493        -         -         -         -        -         -         -
   Class 2 - 40 shares, cost $626                    -      549         -         -         -        -         -         -
  Franklin S&P 500 Index Fund
   Class 1 - 1,343 shares, cost $13,794              -        -    14,180         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  Franklin Small Cap Fund,
   Class 1 - 17,248 shares, cost $244,267            -        -         -         -  463,443         -        -          -
   Class 2 - 37 shares, cost $701                    -        -         -         -         -     985          -        -
  Franklin U.S. Government Fund,
   Class 1 - 39,076 shares, cost $509,643           -         -         -         -         -        -   460,317         -
   Class 2 - 159 shares, cost $2,127                 -       -          -         -         -        -         -    1,878
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   406,493      549    14,180         -   463,443      985   460,317     1,878
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                54        -         4         -       118        -        18         -
  Valuemark IV                                       8        -         6         -        10        -         8         -
  Valuemark Charter Traditional                      -        2         -         -         -        2         -        12
  Valuemark Charter Enhanced                         -        1         -         -         -        -         -         1
 Accrued administrative charges:
  Valuemark II & III                                 6        -         1         -        14        -         2         -
  Valuemark IV                                       1        -         1         -         1        -         1         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         1
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   69        3        12         -       143        2        29        14
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                    $406,424      546    14,168         -   463,300      983   460,288     1,864
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)              $325,172        -     7,613         -   302,040        -   388,862         -
  Valuemark IV (note 5)                         77,429        -     6,555         -   154,275        -    70,974         -
  Valuemark Charter Traditional (note 6)             -      340         -         -         -      904         -     1,647
  Valuemark Charter Enhanced (note 6)                -      206         -         -         -       79         -       217
 Contracts in annuity payment period (note 2)    3,823        -         -         -     6,985        -       452         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                 $406,424      546    14,168         -   463,300      983   460,288     1,864
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                               Value Securities       Zero Coupon        Zero Coupon         Zero Coupon
                                                     Fund             Fund - 2000        Fund - 2005         Fund - 2010
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Value Securities Fund
   Class 1 - 1,349 shares, cost $10,759        $10,660        -         -         -         -        -         -         -
   Class 2 - 17 shares, cost $131                    -      130         -         -         -        -         -         -
  Franklin Zero Coupon Fund- 2000
   Class 1 - 4,724 shares, cost $65,759              -        -    59,382         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  Franklin Zero Coupon Fund- 2005
   Class 1 - 4,097 shares, cost $63,136              -        -         -         -    59,443        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  Franklin Zero Coupon Fund- 2010
   Class 1 - 4,292 shares, cost $71,092              -        -         -         -         -        -    60,739         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    10,660      130    59,382         -    59,443        -    60,739         -
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                37        -         6         -         6        -         5         -
  Valuemark IV                                       5        -         5         -         6        -         5         -
  Valuemark Charter Traditional                      -        1         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Accrued administrative charges:
  Valuemark II & III                                 4        -         1         -         1        -         1         -
  Valuemark IV                                       -        -         1         -         1        -         1         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   46        1        13         -        14        -        12         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                     $10,614      129    59,369         -    59,429        -    60,727         -
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)                $5,614        -    53,526         -    46,679        -    44,759         -
  Valuemark IV (note 5)                          4,657        -     5,831         -    12,750        -    15,961         -
  Valuemark Charter Traditional (note 6)             -      108         -         -         -        -         -         -
  Valuemark Charter Enhanced (note 6)                -       21         -         -         -        -         -         -
 Contracts in annuity payment period (note 2)      343        -        12         -         -        -         7         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                  $10,614      129    59,369         -    59,429        -    60,727         -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                    Mutual              Mutual            Templeton           Templeton
                                             Discovery Securities  Shares Securities Developing Markets     Global Asset
                                                     Fund                Fund            Equity Fund       Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Mutual Discovery Securities Fund,
   Class 1 - 14,046 shares, cost $164,635    $190,610         -         -         -         -        -         -         -
   Class 2 - 30 shares, cost $365                    -      413         -         -         -        -         -         -
  Mutual Shares Securities Fund,
   Class 1 - 31,789 shares, cost $370,341            -        -   420,567         -         -        -         -         -
   Class 2 - 74 shares, cost $939                    -        -         -       980         -        -         -         -
  Templeton Developing Markets Equity Fund,
   Class 1 - 17,079 shares, cost $167,971            -        -         -         -   179,157        -         -         -
   Class 2 - 33 shares, cost $328                    -        -         -         -         -      346         -         -
  Templeton Global Asset Allocation Fund,
   Class 1 - 4,909 shares, cost $59,592              -        -         -         -         -        -    57,979         -
   Class 2 - 4 shares, cost $54                      -        -         -         -         -        -         -        52
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   190,610      413   420,567       980   179,157      346    57,979        52
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                95        -       146         -        46        -        71         -
  Valuemark IV                                       9        -        14         -         7        -         6         -
  Valuemark Charter Traditional                      -        2         -         4         -        4         -         -
  Valuemark Charter Enhanced                         -        -         -         1         -        -         -         -
 Accrued administrative charges:
  Valuemark II & III                                11        -        18         -         6        -         9         -
  Valuemark IV                                       1        -         2         -         1        -         1         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  116        2       180         5        60        4        87         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                    $190,494      411   420,387       975   179,097      342    57,892        52
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)               $79,396        -   164,442         -   136,842        -    36,071         -
  Valuemark IV (note 5)                        106,824        -   249,799         -    41,093        -    20,133         -
  Valuemark Charter Traditional (note 6)             -      275         -       875         -      253         -        36
  Valuemark Charter Enhanced (note 6)                -      136         -       100         -       89         -        16
 Contracts in annuity payment period (note 2)    4,274        -     6,146         -     1,162        -     1,688         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                 $190,494      411   420,387       975   179,097      342    57,892        52
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                   Templeton           Templeton          Templeton          Templeton
                                                 Global Growth       Global Income      International   International Smaller
                                                     Fund           Securities Fund      Equity Fund       Companies Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Templeton Global Growth Fund,
   Class 1 - 42,714 shares, cost $548,058     $667,615        -         -         -         -        -         -         -
   Class 2 - 86 shares, cost $1,294                  -    1,339         -         -         -        -         -         -
  Templeton Global Income Securities Fund,
   Class 1 - 7,339 shares, cost $92,234              -        -    81,239         -         -        -         -         -
   Class 2 - 40 shares, cost $464                    -        -         -       442         -        -         -         -
  Templeton International Equity Fund,
   Class 1 - 40,536 shares, cost $579,632            -        -         -         -   727,623        -         -         -
   Class 2 - 181 shares, cost $3,112                 -        -         -         -         -    3,232         -         -
  Templeton International Smaller Companies Fund,
   Class 1 - 2,014 shares, cost $21,792              -        -         -         -         -        -    22,297         -
   Class 2 - 5 shares, cost $56                      -        -         -         -         -        -         -        58
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                   667,615    1,339    81,239       442   727,623    3,232    22,297        58
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                               225        -         8         -       170        -        11         -
  Valuemark IV                                      11        -         5         -         9        -         5         -
  Valuemark Charter Traditional                      -       12         -         1         -       30         -         3
  Valuemark Charter Enhanced                         -        1         -         -         -        1         -         -
 Accrued administrative charges:
  Valuemark II & III                                27        -         1         -        21        -         1         -
  Valuemark IV                                       1        -         1         -         1        -         1         -
  Valuemark Charter Traditional                      -        1         -         -         -        3         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                  264       14        15         1       201       34        18         3
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                    $667,351    1,325    81,224       441   727,422    3,198    22,279        55
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)              $484,117        -    70,284         -   628,777        -    11,825         -
  Valuemark IV (note 5)                        174,453        -    10,843         -    95,194        -     9,864         -
  Valuemark Charter Traditional (note 6)             -    1,012         -       435         -    2,895         -         4
  Valuemark Charter Enhanced (note 6)                -      313         -         6         -      303         -        51
 Contracts in annuity payment period (note 2)    8,781        -        97         -     3,451        -       590         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                 $667,351    1,325    81,224       441   727,422    3,198    22,279        55
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                   Templeton           USAllianz          USAllianz           USAllianz
                                                Pacific Growth     VIP Diversified    VIP Fixed Income       VIP Growth
                                                     Fund             Assets Fund           Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Templeton Pacific Growth Fund,
   Class 1 - 8,732 shares, cost $84,474        $88,975        -         -         -         -        -         -         -
   Class 2 - 11 shares, cost $111                    -      112         -         -         -        -         -         -
  USAllianz VIP Diversified Assets Fund,
   Class 1 - 10 shares, cost $102                    -        -       103         -         -        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  USAllianz VIP Fixed Income Fund,
   Class 1 - 13 shares, cost $131                    -        -         -         -       129        -         -         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
  USAllianz VIP Growth Fund,
   Class 1 - 31 shares, cost $317                    -        -         -         -         -        -       331         -
   Class 2 - 0 shares, cost $0                       -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                    88,975      112       103         -       129        -       331         -
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                21        -         -         -         -        -         -         -
  Valuemark IV                                       6        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        1         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Accrued administrative charges:
  Valuemark II & III                                 2        -         -         -         -        -         -         -
  Valuemark IV                                       1        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   30        1         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                     $88,945      111       103         -       129        -       331         -
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)               $77,144        -        88         -       124        -       226         -
  Valuemark IV (note 5)                         11,295        -        15         -         5        -       105         -
  Valuemark Charter Traditional (note 6)             -       63         -         -         -        -         -         -
  Valuemark Charter Enhanced (note 6)                -       48         -         -         -        -         -         -
 Contracts in annuity payment period (note 2)      506        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                  $88,945      111       103         -       129        -       331         -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Assets and Liabilities (cont.)
December 31, 1999
(In thousands)

                                                                                                                Total
                                                                                                                 All
                                                                                                                Funds
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
------------------------------------------------------------------------------------------------------------------------------------

Total assets                                                                                          $7,694,647    23,285
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Accrued mortality and expense risk charges:
  Valuemark II & III                                                                                       1,485         -
  Valuemark IV                                                                                               185         -
  Valuemark Charter Traditional                                                                                -       116
  Valuemark Charter Enhanced                                                                                   -         9
 Accrued administrative charges:
  Valuemark II & III                                                                                         180         -
  Valuemark IV                                                                                                24         -
  Valuemark Charter Traditional                                                                                -         9
  Valuemark Charter Enhanced                                                                                   -         -
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                          1,874       134
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                            $7,692,773    23,151
------------------------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period:
  Valuemark II and III  (note 5)                                                                      $5,883,411         -
  Valuemark IV (note 5)                                                                                1,741,044         -
  Valuemark Charter Traditional (note 6)                                                                       -    20,713
  Valuemark Charter Enhanced (note 6)                                                                          -     2,438
 Contracts in annuity payment period (note 2)                                                             68,318         -
------------------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                                                                         $7,692,773    23,151
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations
For the year ended December 31, 1999
(In thousands)

                                                                         Alger              Alger             Franklin
                                                      AIM           American Growth  American Leverage  Global Communications
                                               V.I. Growth Fund          Fund          AllCap Fund         Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares               $11        -         -         -         -        -    30,155        10
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                                 4        -         5         -         3        -     9,416         -
  Valuemark IV                                       3        -         4         -         3        -       481         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         1
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         1
 Administrative charges:
  Valuemark II & III                                 1        -         1         -         -        -     1,130         -
  Valuemark IV                                       -        -         -         -         -        -        54         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                       8        -        10         -         6        -    11,081         2
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                        3        -       (10)        -        (6)       -    19,074         8
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                   201        -         -         -         -        -    73,027        25
 Realized gains (losses) on sales of
 investments, net                                    4        -         -         -        17        -    57,739        (2)
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net        205        -         -         -        17        -   130,766        23
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                    359        -       484         -       656        -   108,627        70
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
  appreciation (depreciation) on
  investments, net                                 564        -       484         -       673        -   239,393        93
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                  $567        -       474         -       667        -   258,467       101
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                              Global Health Care   Growth and Income     High Income      Income Securities
                                                Securities Fund          Fund               Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares               $23        -    38,834        22    77,709      105    74,850        44
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                                74        -    11,011         -     3,263        -     9,791         -
  Valuemark IV                                      45        -     1,986         -     1,231        -     1,485         -
  Valuemark Charter Traditional                      -        -         -         4         -        1         -         4
  Valuemark Charter Enhanced                         -        -         -         1         -        -         -         1
 Administrative charges:
  Valuemark II & III                                 9        -     1,321         -       392        -     1,175         -
  Valuemark IV                                       5        -       222         -       138        -       166         -
  Valuemark Charter Traditional                      -        -         -         1         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                     133        -    14,540         6     5,024        1    12,617         5
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                     (110)       -    24,294        16    72,685      104    62,233        39
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                     -        -   108,254        62    11,372       13    26,820        16
 Realized gains (losses) on sales of
 investments, net                                 (444)       -    72,697       (27)  (13,505)     (60)   18,957         -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net       (444)       -   180,951        35    (2,133)     (47)   45,777        16
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                   (413)       8  (203,466)      (57)  (74,035)     (58) (135,753)      (85)
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
 investments, net                                 (857)        8  (22,515)      (22)  (76,168)    (105)  (89,976)      (69)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                 ($967)        8    1,779        (6)   (3,483)      (1)  (27,743)      (30)
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                               Large Cap Growth      Money Market     Natural Resources      Real Estate
                                                Securities Fund          Fund          Securities Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $1,404        1    16,250       111       684        1    16,917         5
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                             2,414        -     3,641         -       464        -     2,022         -
  Valuemark IV                                   1,569        -       869         -        88        -       503         -
  Valuemark Charter Traditional                      -        4         -        25         -        -         -         1
  Valuemark Charter Enhanced                         -        1         -         -         -        -         -         -
 Administrative charges:
  Valuemark II & III                               290        -       437         -        56        -       243         -
  Valuemark IV                                     176        -        97         -        10        -        56         -
  Valuemark Charter Traditional                      -        -         -         3         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   4,449        5     5,044        28       618        -     2,824         1
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                   (3,045)      (4)   11,206        83        66        1    14,093         4
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                     -        -         -         -        -         -    23,442         7
 Realized gains (losses) on sales of
 investments, net                               14,374       94         -         -    (9,180)     (11)     (920)        -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net     14,374       94         -         -    (9,180)     (11)   22,522         7
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                 74,106       84         -         -    20,689        1   (51,341)        -
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
 investments, net                               88,480      178         -         -    11,509      (10)  (28,819)        7
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset
 from operations                               $85,435      174    11,206        83    11,575       (9)  (14,726)       11
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                               Rising Dividends      S&P 500 Index        Small Cap        U.S. Government
                                                Securities Fund          Fund               Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $8,456        5         -         -     1,420        -    73,938       257
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                             5,510        -         6         -     2,642        -     5,965         -
  Valuemark IV                                   1,184        -         6         -     1,255        -       909         -
  Valuemark Charter Traditional                      -        2         -         -         -        2         -        12
  Valuemark Charter Enhanced                         -        1         -         -         -        -         -         1
 Administrative charges:
  Valuemark II & III                               661        -         1         -       317        -       716         -
  Valuemark IV                                     133        -         1         -       141        -       102         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         1
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   7,488        3        14         -     4,355        2     7,692        14
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                      968        2       (14)        -    (2,935)      (2)   66,246       243
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                84,717       53         -         -       198        -         -         -
 Realized gains (losses) on sales of
 investments, net                               36,917       (1)        -         -    15,350        3     3,396       (20)
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net    121,634       52         -         -    15,548        3     3,396       (20)
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments               (184,821)     (77)      386         -   211,659      284   (82,778)     (250)
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
 investments, net                              (63,187)     (25)      386         -   227,207      287   (79,382)     (270)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                              ($62,219)     (23)      372         -   224,272      285   (13,136)      (27)
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                   Franklin            Franklin           Franklin            Franklin
                                               Value Securities       Zero Coupon        Zero Coupon         Zero Coupon
                                                     Fund             Fund - 2000        Fund - 2005         Fund - 2010
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares               $27        -    10,170         -     8,132        -     8,748         -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                                91        -       784         -       693        -       719         -
  Valuemark IV                                      52        -        64         -       159        -       211         -
  Valuemark Charter Traditional                      -        1         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Administrative charges:
  Valuemark II & III                                11        -        94         -        83        -        86         -
  Valuemark IV                                       6        -         7         -        18        -        24         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                     160        1       949         -       953        -     1,040         -
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                     (133)      (1)    9,221         -     7,179        -     7,708         -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                     -        -     1,456         -       407        -     2,122         -
 Realized gains (losses) on sales
 of investments, net                              (411)      (7)      471         -     1,372        -       322         -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net       (411)      (7)    1,927         -     1,779        -     2,444         -
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                    309        -   (10,114)        -   (14,138)       -   (21,090)        -
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
 investments, net                                 (102)      (7)   (8,187)         -  (12,359)       -   (18,646)        -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                 ($235)      (8)    1,034          -   (5,180)       -   (10,938)        -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                    Mutual              Mutual            Templeton           Templeton
                                             Discovery Securities  Shares Securities Developing Markets     Global Asset
                                                     Fund                Fund            Equity Fund       Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $5,527        6    11,481        11     3,258        2     4,363         3
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                             1,136        -     2,422         -     1,619        -       586         -
  Valuemark IV                                   1,340        -     3,346         -       448        -       265         -
  Valuemark Charter Traditional                      -        2         -         4         -        4         -         -
  Valuemark Charter Enhanced                         -        -         -         1         -        -         -         -
 Administrative charges:
  Valuemark II & III                               136        -       291         -       194        -        70         -
  Valuemark IV                                     150        -       375         -        50        -        30         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   2,762        2     6,434         5     2,311        4       951         -
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                    2,765        4     5,047         6       947       (2)    3,412         3
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                     -        -         -         -         -        -     4,294         3
 Realized gains (losses) on sales
 of investments, net                               877        -    10,361        (2)  (14,723)     263       217         -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net        877        -    10,361        (2)  (14,723)     263     4,511         3
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                 33,265       48    32,828        41    81,897       18    (4,595)       (2)
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
 investments, net                               34,142       48    43,189        39    67,174      281       (84)        1
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                               $36,907       52    48,236        45    68,121      279      3,328        4
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                   Templeton           Templeton          Templeton           Templeton
                                                 Global Growth       Global Income      International   International Smaller
                                                     Fund           Securities Fund      Equity Fund        Companies Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares           $14,804       17     8,318        20    43,449      147       658         -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                             6,443        -     1,175         -     8,528        -       158         -
  Valuemark IV                                   2,090        -       155         -     1,149        -       126         -
  Valuemark Charter Traditional                      -       12         -         1         -       29         -         3
  Valuemark Charter Enhanced                         -        1         -         -         -        1         -         -
 Administrative charges:
  Valuemark II & III                               773        -       141         -     1,023        -        19         -
  Valuemark IV                                     234        -        17         -       129        -        14         -
  Valuemark Charter Traditional                      -        1         -         -         -        3         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   9,540       14     1,488         1    10,829       33       317         3
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                    5,264        3     6,830        19    32,620      114       341        (3)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions
 on mutual funds                                71,620       82         -         -    22,510       56         -         -
 Realized gains (losses) on sales
 of investments, net                            29,748      235    (2,393)        -    57,375      870      (948)      137
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net    101,368      317    (2,393)        -    79,885      926      (948)      137
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                 10,044       45   (12,888)      (22)   51,890      120     4,893         2
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments,
   net                                         111,412      362   (15,281)      (22)  131,775     1,046    3,945       139
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                              $116,676      365    (8,451)       (3)  164,395     1,160    4,286       136
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                   Templeton           USAllianz          USAllianz           USAllianz
                                                Pacific Growth     VIP Diversified     VIP Fixed Income       VIP Growth
                                                     Fund            Assets Fund             Fund                Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1   Class 2   Class 1   Class 2  Class 1   Class 2   Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares              $907        1         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                             1,051        -         -         -         -        -         -         -
  Valuemark IV                                     111        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        1         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
 Administrative charges:
  Valuemark II & III                               126        -         -         -         -        -         -         -
  Valuemark IV                                      12        -         -         -         -        -         -         -
  Valuemark Charter Traditional                      -        -         -         -         -        -         -         -
  Valuemark Charter Enhanced                         -        -         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                   1,300        1         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                     (393)       -         -         -         -        -         -         -
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distribution
 on mutual funds                                     -        -         -         -         -        -         -         -
 Realized gains (losses) on sales
 of investments, net                            (3,508)      38         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net     (3,508)      38         -         -         -        -         -         -
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                 33,561        1         1         -        (2)       -        14         -
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on
 investments, net                               30,053       39         1         -        (2)       -        14         -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                               $29,660       39         1         -        (2)        -       14         -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Operations (cont.)
For the year ended December 31, 1999
(In thousands)

                                                                                                                Total
                                                                                                                 All
                                                                                                                Funds
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Class 1   Class 2
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                                                                    $460,493       768
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges:
  Valuemark II & III                                                                                      81,636         -
  Valuemark IV                                                                                            21,137         -
  Valuemark Charter Traditional                                                                                -       113
  Valuemark Charter Enhanced                                                                                   -         9
 Administrative charges:
  Valuemark II & III                                                                                       9,797         -
  Valuemark IV                                                                                             2,367         -
  Valuemark Charter Traditional                                                                                -         9
  Valuemark Charter Enhanced                                                                                   -         -
------------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                           114,937       131
------------------------------------------------------------------------------------------------------------------------------------
Investment income (loss), net                                                                            345,556       637
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds                                                     430,440       317
 Realized gains (losses) on sales of investments, net                                                    274,162     1,510
------------------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                                                              704,602     1,827
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                                                                         (129,766)      171
------------------------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net                                                       574,836     1,998
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                                                   $920,392     2,635
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements  of Changes in Net Assets For the years ended  December  31, 1999 and
1998 (In thousands)

                                                       AIM V.I.                               Alger American
                                                      Growth Fund                               Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net               $3        -           -       -         (10)       -           -       -
  Realized gains (losses) on investments,net 205        -           -       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments             359        -           -       -         484        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset
 from operations                             567        -           -       -         474        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                           27        -           -       -           6        -           -       -
  Transfers between funds                  5,530        -           -       -       5,632        -           -       -
  Surrenders and terminations                (61)       -           -       -          (3)       -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
 Valuemark II & III                        4,496        -           -       -       5,635        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                           50        -           -       -         215        -           -       -
  Transfers between funds                  3,764        -           -       -       4,119        -           -       -
  Surrenders and terminations                (18)       -           -       -         (10)       -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV      3,796        -           -       -       4,324        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -           -        -          -       -           -        -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -           -       -           -       -            -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          9,859        -           -       -      10,433        -           -       -
Net assets at beginning of year                -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $9,859        -           -       -      10,433        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                    Alger American                    Franklin Global Communications
                                                 Leveraged AllCap Fund                        Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net              ($6)       -           -       -      19,074   25,465           8       -
  Realized gains (losses) on investments, net 17        -           -       -     130,766   99,245          23       -
  Net change in unrealized appreciation
   (depreciation) on investments             656        -           -       -     108,627  (40,032)         70       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset
 from operations                             667        -           -        -    258,467   84,678         101       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                            1        -           -       -       3,272    7,461           -       -
  Transfers between funds                  3,765        -           -       -     (24,958) (39,931)          -       -
  Surrenders and terminations                 (9)       -           -       -    (250,550)(198,959)          -       -
  Rescissions                                  -        -           -       -        (386)    (241)          -       -
  Other transactions (note 2)                  -        -           -       -         476      155           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                        3,757        -           -       -    (272,146 (231,515)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                            8        -           -       -       3,917   12,583           -       -
  Transfers between funds                  3,078        -           -       -      13,001    6,950           -       -
  Surrenders and terminations                 (9)       -           -       -      (4,391)  (1,068)          -       -
  Rescissions                                  -        -           -       -         (16)     (88)          -       -
  Other transactions (note 2)                  -        -           -       -           1        5           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                              3,077       -            -       -      12,512   18,382           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -           -       -           -        -         179       -
  Transfers between funds                      -        -           -       -           -        -         (19)      -
  Surrenders and terminations                  -        -           -       -           -        -          (1)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -           -       -           -       -          159       -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -           -       -           -        -         237       -
  Transfers between funds                      -        -           -       -           -        -          (8)      -
  Surrenders and terminations                  -        -           -       -           -        -          (1)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -           -       -           -       -          228       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          7,501        -           -       -      (1,167)(128,455)        488       -
Net assets at beginning of year                -        -           -       -     904,0911,032,546           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                 $7,501        -           -       -     902,924  904,091         488       -
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                Franklin Global Health                           Franklin
                                                 Care Securities Fund                     Growth and Income Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            ($110)     (42)          -       -      24,294     22,488        16       -
  Realized gains (losses) on investments,
 net                                        (444)    (205)          -       -     180,951    128,386        35       -
  Net change in unrealized appreciation
   (depreciation) on investments            (413)     808           8       -    (203,466)   (73,442)      (57)      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                            (967)     561           8       -       1,779     77,432        (6)      -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          103      194           -       -       8,279     16,130         -       -
  Transfers between funds                  3,399    5,818           -       -     (16,044)    20,093         -       -
  Surrenders and terminations             (2,835)    (190)          -       -    (331,869)  (195,983)        -       -
  Rescissions                                 (2)       -           -       -        (714)      (276)        -       -
  Other transactions (note 2)                 (3)      (1)          -       -         585        356         -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                          662    5,821           -       -    (339,763)  (159,680)        -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                          502    1,428           -       -      11,510     51,280         -       -
  Transfers between funds                  2,077    1,051           -       -      18,552     25,926         -       -
  Surrenders and terminations               (267)      (7)          -       -     (18,769)    (5,388)        -       -
  Rescissions                                 (2)    (258)          -       -        (127)      (943)        -       -
  Other transactions (note 2)                 (1)       -           -       -          78         46         -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV      2,309    2,214           -       -      11,244     70,921         -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -          36       -           -          -     1,195       -
  Transfers between funds                      -        -          (6)      -           -          -       (13)      -
  Surrenders and terminations                  -        -           -       -           -          -      (634)      -
  Rescissions                                  -        -           -       -           -          -         -       -
  Other transactions (note 2)                  -        -           -       -           -          -         -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -          30       -           -          -       548       -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions -Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -          43       -           -          -       238       -
  Transfers between funds                      -        -           2       -           -          -         7       -
  Surrenders and terminations                  -        -           -       -           -          -        (4)      -
  Rescissions                                  -        -           -       -           -          -         -       -
  Other transactions (note 2)                  -        -           -       -           -          -         -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -          45       -           -         -        241       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          2,004    8,596          83       -    (326,740)   (11,327)      783       -
Net assets at beginning of year            8,596        -           -       -   1,203,060  1,214,387         -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $10,600    8,596          83       -     876,320  1,203,060       783       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Franklin                                  Franklin
                                                   High Income Fund                       Income Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $72,685   33,766         104       -      62,233     77,877          39       -
  Realized gains (losses) on investments,
 net                                      (2,133)   4,702         (47)      -      45,777     48,389          16       -
  Net change in unrealized appreciation
   (depreciation) on investments         (74,035) (38,630)        (58)      -    (135,753)  (126,374)        (85)      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          (3,483)    (162)         (1)      -     (27,743)      (108)        (30)      -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        1,791    4,834           -       -       4,169     13,275           -       -
  Transfers between funds                (18,484) (19,142)          -       -     (69,103)   (51,375)          -       -
  Surrenders and terminations           (100,108) (71,048)          -       -    (294,539   (219,332)          -       -
  Rescissions                               (186)    (154)          -       -      (1,016)      (278)          -       -
  Other transactions (note 2)                173      455           -       -         767        411           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                     (116,814) (85,055)          -       -    (359,722)  (257,299)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        7,857   39,346           -       -       9,595     42,572           -       -
  Transfers between funds                  2,895    8,234           -       -       5,898     14,799           -       -
  Surrenders and terminations            (11,650)  (4,106)          -       -     (11,956)    (3,538)          -       -
  Rescissions                               (890)  (1,327)          -       -        (122)      (530)          -       -
  Other transactions (note 2)                277       50           -       -          64         (5)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                             (1,511)  42,197           -       -       3,479     53,298           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -         219       -           -          -       1,223       -
  Transfers between funds                      -        -         260       -           -          -          12       -
  Surrenders and terminations                  -        -         (49)      -           -          -          (2)      -
  Rescissions                                  -        -           -       -           -          -           -       -
  Other transactions (note 2)                  -        -           -       -           -          -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -         430       -           -       -          1,233       -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions -Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -           7       -           -          -          79       -
  Transfers between funds                      -        -          14       -           -          -          17       -
  Surrenders and terminations                  -        -          (3)      -           -          -          (1)      -
  Rescissions                                  -        -           -       -           -          -           -       -
  Other transactions (note 2)                  -        -           -       -           -          -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -          18       -           -       -             95       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (121,808) (43,020)        447       -    (383,986)  (204,109)      1,298       -
Net assets at beginning of year          406,476  449,496           -       -   1,101,597  1,305,706           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $284,668  406,476         447       -     717,611  1,101,597       1,298       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Franklin                                  Franklin
                                           Large Cap Growth Securities Fund                  Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          ($3,045)  (1,497)         (4)      -      11,206   12,915          83       -
  Realized gains (losses) on investments,
 net                                      14,374    3,101          94       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments          74,106   24,031          84       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          85,435   25,635         174        -      11,206  12,915          83       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        3,422    3,713           -       -       7,896   11,342           -       -
  Transfers between funds                117,374   55,930           -       -     194,558  207,647           -       -
  Surrenders and terminations            (81,624) (17,886)          -       -    (276,520)(204,171)          -       -
  Rescissions                               (255)      (8)          -       -        (187)    (341)          -       -
  Other transactions (note 2)                151      (19)          -       -       6,553      824           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                       39,068   41,730           -       -     (67,700)  15,301           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                       10,004   21,127           -       -      12,863   44,229           -       -
  Transfers between funds                 59,488   17,665           -       -      25,077  (20,238)          -       -
  Surrenders and terminations            (20,335)  (2,192)          -       -     (25,510)  (6,316)          -       -
  Rescissions                                (56)    (556)          -       -         (49)  (1,952)          -       -
  Other transactions (note 2)                258        1           -       -         470      199           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                             49,359   36,045           -       -      12,851   15,922           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -       1,393       -           -        -       8,404       -
  Transfers between funds                      -        -          42       -           -        -         173       -
  Surrenders and terminations                  -        -        (920)      -           -        -        (103)      -
  Rescissions                                  -        -        (274)      -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -         241       -           -       -        8,474       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -         125       -           -        -          57       -
  Transfers between funds                      -        -           -       -           -        -         (41)      -
  Surrenders and terminations                  -        -          (4)      -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -         121       -           -       -           16       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        173,862  103,410         536       -     (43,643)  44,138       8,573       -
Net assets at beginning of year          204,478  101,068           -       -     380,935  336,797           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $378,340  204,478         536       -     337,292  380,935       8,573       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                              Franklin Natural Resources                         Franklin
                                                    Securities Fund                          Real Estate Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net              $66       75           1       -      14,093    9,568           4       -
  Realized gains (losses) on investments,
 net                                      (9,180) (13,600)        (11)      -      22,522   25,702           7       -
  Net change in unrealized appreciation
   (depreciation) on investments          20,689   (3,804)          1       -     (51,341)(105,327)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          11,575  (17,329)         (9)      -     (14,726) (70,057)         11       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          315      899           -       -         790    4,373           -       -
  Transfers between funds                 (5,419)  (5,230)          -       -     (29,234) (48,548)          -       -
  Surrenders and terminations             (9,951)  (7,877)          -       -     (66,788) (49,929)          -       -
  Rescissions                                (65)     (49)          -       -        (283)    (148)          -       -
  Other transactions (note 2)                 11       15           -       -          46      161           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
  Valuemark II & III                     (15,109) (12,242)          -       -     (95,469) (94,091)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                          459    1,717           -       -       1,696   16,008           -       -
  Transfers between funds                    923      841           -       -      (4,570)   1,947           -       -
  Surrenders and terminations               (618)    (188)          -       -      (4,367)  (1,625)          -       -
  Rescissions                                (57)     (52)          -       -          (7)    (202)          -       -
  Other transactions (note 2)                 (2)     (15)          -       -          26       13           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                                705    2,303           -       -      (7,222)  16,141           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -          57       -           -        -         281       -
  Transfers between funds                      -        -          14       -           -        -         136       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -          71       -           -       -          417       -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -           4       -           -        -          13       -
  Transfers between funds                      -        -           2       -           -        -           2       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -           6       -           -       -           15       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (2,829) (27,268)         68       -    (117,417)(148,007)        443       -
Net assets at beginning of year           42,211   69,479           -       -     265,287  413,294           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $39,382   42,211          68       -     147,870  265,287         443       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Franklin                              Franklin S&P 500
                                           Rising Dividends Securities Fund                     Index Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $968   (2,149)          2       -         (14)       -           -       -
  Realized gains (losses) on investments,
 net                                     121,634  134,667          52       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments        (184,821)(101,514)        (77)      -         386        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                         (62,219)  31,004         (23)      -         372       -            -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        2,867   10,801           -       -           5        -           -       -
  Transfers between funds                (38,032)  17,226           -       -       7,594        -           -       -
  Surrenders and terminations           (174,156)(135,412)          -       -        (181)       -           -       -
  Rescissions                               (316)    (207)          -       -           -        -           -       -
  Other transactions (note 2)                221      239           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                     (209,416 (107,353)          -       -       7,418        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        5,964   36,972           -       -         274        -           -       -
  Transfers between funds                   (282)  17,333           -       -       6,114        -           -       -
  Surrenders and terminations            (11,026)  (3,213)          -       -         (10)       -           -       -
  Rescissions                               (111)    (691)          -       -           -        -           -       -
  Other transactions (note 2)                115        3           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                             (5,340)  50,404           -       -       6,378        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -         355       -           -        -           -       -
  Transfers between funds                      -        -           2       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -         357       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -         214       -           -        -           -       -
  Transfers between funds                      -        -          (1)      -           -        -           -       -
  Surrenders and terminations                  -        -          (1)      -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -         212       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (276,975) (25,945)        546       -      14,168        -           -       -
Net assets at beginning of year          683,399  709,344           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $406,424  683,399         546       -      14,168        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Franklin                          Franklin U.S. Government
                                                    Small Cap Fund                                 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          ($2,935)  (4,034)         (2)      -      66,246   36,201         243       -
  Realized gains (losses) on investments,
 net                                      15,548   24,392           3       -       3,396    8,286         (20)      -
  Net change in unrealized appreciation
   (depreciation) on investments         211,659  (31,057)        284       -     (82,778)  (7,222)       (250)      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                         224,272  (10,699)        285       -     (13,136) (37,265)        (27)      -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        1,798    6,424           -       -       2,444    5,708           -       -
  Transfers between funds                  8,311    4,845           -       -     (16,017)  12,261           -       -
  Surrenders and terminations            (72,615) (36,786)          -       -    (165,246)(126,296)          -       -
  Rescissions                               (139)    (186)          -       -      (1,028)    (188)          -       -
  Other transactions (note 2)                302      (15)          -       -         294      860           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                      (62,343) (25,718)          -       -    (179,553)(107,655)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        4,252   26,375           -       -       7,769   20,857           -       -
  Transfers between funds                  6,853   13,910           -       -      15,383   12,943           -       -
  Surrenders and terminations             (9,570)  (2,749)          -       -      (7,818)  (2,139)          -       -
  Rescissions                                (56)    (368)          -       -        (156)    (701)          -       -
  Other transactions (note 2)                112       32           -       -         195        4           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                              1,591   37,200           -       -      15,373   30,964           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -         190       -           -        -       1,598       -
  Transfers between funds                      -        -         456       -           -        -         343       -
  Surrenders and terminations                  -        -           -       -           -        -        (270)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
Valuemark Charter Traditional                  -        -         646        -           -       -     1,671    -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -          48       -           -        -         213       -
  Transfers between funds                      -        -           4       -           -        -          14       -
  Surrenders and terminations                  -        -           -       -           -        -          (7)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
Valuemark Charter Enhanced                      -       -          52        -           -       -          220      -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        163,520      783         983       -    (177,316) (39,426)      1,864       -
Net assets at beginning of year          299,780  298,997           -       -     637,604  677,030           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $463,300  299,780         983       -     460,288  637,604       1,864       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                    Franklin Value                               Franklin
                                                    Securities Fund                       Zero Coupon Fund - 2000
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            ($133)     (47)         (1)      -       9,221    5,241           -       -
  Realized gains (losses) on investments,
 net                                        (411)     (74)         (7)      -       1,927    2,396           -       -
  Net change in unrealized appreciation
   (depreciation) on investments             309     (407)          -       -     (10,114)  (2,765)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                            (235)    (528)         (8)      -       1,034    4,872           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          326      190           -       -         183      498           -       -
  Transfers between funds                  2,439    6,072           -       -      (1,531)  (4,978)          -       -
  Surrenders and terminations             (2,562)    (129)          -       -     (20,544) (14,347)          -       -
  Rescissions                                 (1)       -           -       -          (4)      (4)          -       -
  Other transactions (note 2)                 (2)      (1)          -       -         117      165           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                          200    6,132           -       -     (21,779) (18,666)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                          715      916           -       -         340      864           -       -
  Transfers between funds                  1,785    2,211           -       -       2,017    1,107           -       -
  Surrenders and terminations               (521)     (62)          -       -        (406)     (68)          -       -
  Rescissions                                 (1)      (4)          -       -          (8)     (23)          -       -
  Other transactions (note 2)                  6        -           -       -           3       (6)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                              1,984    3,061          -        -       1,946    1,874           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -         374       -           -        -           -       -
  Transfers between funds                      -        -          (1)      -           -        -           -       -
  Surrenders and terminations                  -        -        (258)      -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -         115       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -          22       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -          22       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets          1,949    8,665         129       -     (18,799) (11,920)          -       -
Net assets at beginning of year            8,665        -           -       -      78,168   90,088           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $10,614    8,665         129       -      59,369   78,168           -       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Franklin                                  Franklin
                                                Zero Coupon Fund - 2005                   Zero Coupon Fund - 2010
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $7,179    3,261           -       -       7,708    3,294           -       -
  Realized gains (losses) on investments,
 net                                       1,779    2,485           -       -       2,444    5,443           -       -
  Net change in unrealized appreciation
   (depreciation) on investments         (14,138)   1,608           -       -     (21,090)     769           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          (5,180)   7,354           -        -    (10,938)   9,506           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          215      759           -       -         206      682           -       -
  Transfers between funds                   (950)   3,490           -       -         225    4,057           -       -
  Surrenders and terminations            (14,198) (10,720)          -       -     (19,296) (15,533)          -       -
  Rescissions                                (15)     (11)          -       -          (7)      (2)          -       -
  Other transactions (note 2)                 71      105           -       -         230       49           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions
 Valuemark II & III                      (14,877   (6,377)          -       -     (18,642) (10,747)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        1,585    3,307           -       -       2,411    5,944           -       -
  Transfers between funds                  3,627    2,192           -       -       3,934    3,245           -       -
  Surrenders and terminations             (1,004)    (284)          -       -      (1,316)    (458)          -       -
  Rescissions                                (89)     (68)          -       -         (84)     (20)          -       -
  Other transactions (note 2)                 89       (4)          -       -           5       (2)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                              4,208    5,143           -       -       4,950    8,709           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions
 Valuemark Charter Enhanced                    -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (15,849)   6,120           -       -     (24,630)   7,468           -       -
Net assets at beginning of year           75,278   69,158           -       -      85,357   77,889           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $59,429   75,278           -       -      60,727   85,357           -       -
-----------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                   Mutual Discovery                            Mutual Shares
                                                    Securities Fund                           Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $2,765      (64)          4       -       5,047   (1,566)          6       -
  Realized gains (losses) on investments,
 net                                         877    1,768           -       -      10,361    4,339          (2)      -
  Net change in unrealized appreciation
   (depreciation) on investments          33,265  (23,026)         48       -      32,828  (15,031)         41       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          36,907  (21,322)         52       -      48,236  (12,258)         45       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          889    6,337           -       -       2,270   11,748           -       -
  Transfers between funds                 (9,239)  18,856           -       -         261   28,224           -       -
  Surrenders and terminations            (37,626) (22,824)          -       -     (73,031) (42,653)          -       -
  Rescissions                                (62)    (132)          -       -        (653)    (194)          -       -
  Other transactions (note 2)                110        5           -       -         389       59           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark II & III                     (45,928)    2,242           -       -     (70,764)  (2,816)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        3,851   35,649           -       -       9,961   85,482           -       -
  Transfers between funds                 (3,004)  12,085           -       -       6,279   28,604           -       -
  Surrenders and terminations            (12,692)  (3,935)          -       -     (27,466)  (8,498)          -       -
  Rescissions                               (169)    (577)          -       -        (156)  (1,549)          -       -
  Other transactions (note 2)                100       59           -       -         247       92           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark IV                           (11,914)   43,281           -       -     (11,135) 104,131           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -         262       -           -        -         895       -
  Transfers between funds                      -        -          (2)      -           -        -         (34)      -
  Surrenders and terminations                  -        -         (24)      -           -        -         (26)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Traditional                 -        -         236       -           -        -         835       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -         123       -           -        -          94       -
  Transfers between funds                      -        -           4       -           -        -           6       -
  Surrenders and terminations                  -        -          (4)      -           -        -          (5)      -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract transactions -
 Valuemark Charter Enhanced                    -        -         123       -           -       -           95       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (20,935)  24,201         411       -     (33,663)  89,057         975       -
Net assets at beginning of year          211,429  187,228           -       -     454,050  364,993           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $190,494  211,429         411       -     420,387  454,050         975       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                 Templeton Developing                        Templeton Global
                                                  Markets Equity Fund                      Asset Allocation Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net             $947    3,912          (2)      -       3,412    1,887           3       -
  Realized gains (losses) on
                    investments, net     (14,723) (8,736)         263       -       4,511    4,396           3       -
  Net change in unrealized appreciation
   (depreciation) on investments          81,897  (51,993)         18       -      (4,595)  (8,198)         (2)      -
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
          assets from operations          68,121  (56,817)        279        -       3,328  (1,915)          4        -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        1,065    4,084           -       -         577    1,787           -       -
  Transfers between funds                 (9,812) (39,497)          -       -      (8,133)  (8,074)          -       -
  Surrenders and terminations            (35,896) (26,039)          -       -     (13,638)  (8,859)          -       -
  Rescissions                               (154)     (68)          -       -         (16)      (7)          -       -
  Other transactions (note 2)                131      (56)          -       -          43       30           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions-Valuemark II & III(44,666) (61,576)         -           -  (21,167)  (15,123)         -       -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        2,375    9,390           -       -       2,112    6,881           -       -
  Transfers between funds                    164   (1,057)          -       -      (1,245)     525           -       -
  Surrenders and terminations             (2,692)  (1,050)          -       -      (2,233)    (519)          -       -
  Rescissions                                 (6)    (129)          -       -          (2)     (14)          -       -
  Other transactions (note 2)                 13      (13)          -       -          39       11           -       -
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV       (146)   7,141           -       -      (1,329)   6,884           -       -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -         211       -           -        -          34       -
  Transfers between funds                      -        -        (225)      -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
Valuemark Charter Traditional                  -        -         (14)      -           -        -           34      -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -          75       -           -        -          15       -
  Transfers between funds                      -        -           2       -           -        -          (1)      -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
Valuemark Charter Enhanced                     -           -        77      -           -        -          14       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         23,309 (111,252)        342       -     (19,168) (10,154)         52       -
Net assets at beginning of year          155,788  267,040           -       -      77,060   87,214           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $179,097  155,788         342       -      57,892   77,060          52       -
------------------------------------------------------------------------------------------------------------------------------------

 See accompanying notes to financial statements.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Templeton                             Templeton Global
                                                  Global Growth Fund                      Income Securities Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
-----------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net           $5,264    8,781           3       -       6,830    9,058          19       -
  Realized gains (losses) on
             investments, net            101,368   82,495         317       -      (2,393)     263          -        -
  Net change in unrealized appreciation
   (depreciation) on investments          10,044  (44,136)         45       -     (12,888)  (1,320)        (22)      -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from operations                        116,676   47,140         365       -      (8,451)   8,001          (3)      -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        3,910   10,586           -       -         372      983           -       -
  Transfers between funds                (21,594) (41,415)          -       -      (8,997) (13,288)          -       -
  Surrenders and terminations           (143,382) (79,015)          -       -     (38,030) (30,382)          -       -
  Rescissions                               (338)    (300)          -       -        (414)     (42)          -       -
  Other transactions (note 2)                309       78           -       -          37      154           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from  contract transaction
     - Valuemark II & III               (161,095)(110,066)          -       -    (47,032)   (42,575)         -       -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                       12,834   47,491           -       -       1,026    3,461           -       -
  Transfers between funds                  8,319   11,653           -       -         761    1,385           -       -
  Surrenders and terminations            (17,858)  (4,558)          -       -      (1,634)    (377)          -       -
  Rescissions                               (144)    (653)          -       -          (5)     (12)          -       -
  Other transactions (note 2)                111      (12)          -       -           5        2           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV      3,262   53,921           -       -         153    4,459           -       -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -       1,732       -           -        -         437       -
  Transfers between funds                      -        -        (132)      -           -        -           1       -
  Surrenders and terminations                  -        -        (863)      -           -        -           -       -
  Rescissions                                  -        -         (59)      -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from  contract transactions -
      Valuemark Charter Traditional             -       -         678        -           -       -          438      -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -         288       -           -        -          21       -
  Transfers between funds                      -        -           4       -           -        -         (15)      -
  Surrenders and terminations                  -        -         (10)      -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   resulting from  contract transactions -
    Valuemark Charter Enhanced                 -       -           282      -           -       -            6        -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets        (41,157)  (9,005)      1,325       -     (55,330) (30,115)        441       -
Net assets at beginning of year          708,508  717,513           -       -     136,554  166,669           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $667,351  708,508       1,325       -      81,224  136,554         441       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Templeton                          Templeton International
                                               International Equity Fund                  Smaller Companies Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          $32,620   18,022         114       -         341      290          (3)      -
  Realized gains (losses) on investments, net      79,885     112,100     926           -     (948)       (547)    137     -
  Net change in unrealized appreciation
   (depreciation) on investments          51,890  (88,725)        120       -       4,893   (3,830)          2       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
   assets from operations                164,395  41,397        1,160       -       4,286  (4,087)          136      -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        2,621    8,884           -       -         115      865           -       -
  Transfers between funds                (63,288) (92,026)          -       -      (1,461)  (3,005)          -       -
  Surrenders and terminations           (269,672)(171,313)          -       -      (3,584)  (2,234)          -       -
  Rescissions                             (1,975)    (404)          -       -          (3)     (24)          -       -
  Other transactions (note 2)              1,097      252           -       -          35       10           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
   Valuemark II & III                   (331,217)(254,607)          -       -      (4,898)  (4,388)          -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                        3,376   21,502           -       -         412    2,980           -       -
  Transfers between funds                   (471)   6,064           -       -        (381)    (467)          -       -
  Surrenders and terminations             (8,179)  (2,654)          -       -      (1,017)    (365)          -       -
  Rescissions                                (40)     (95)          -       -          (3)     (85)          -       -
  Other transactions (note 2)                 68       45           -       -           4      (15)          -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV     (5,246)  24,862           -       -        (985)   2,048           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -       2,640       -           -        -           3       -
  Transfers between funds                      -        -        (882)      -           -        -        (133)      -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
Valuemark Charter Traditional                  -       -        1,758       -           -        -         (130)     -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -         268       -           -        -          49       -
  Transfers between funds                      -        -          12       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
     Valuemark Charter Enhanced                 -       -         280       -           -       -           49       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets       (172,068)(188,348)      3,198       -      (1,597)  (6,427)         55       -
Net assets at beginning of year          899,4901,087,838           -       -      23,876   30,303           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year               $727,422  899,490       3,198       -      22,279   23,876          55       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                       Templeton                               USAllianz VIP
                                                  Pacific Growth Fund                     Diversified Assets Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            ($393)   3,442           -       -           -        -           -       -
  Realized gains(losses)on investments,net(3,508) (66,038)         38       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments          33,561   39,890           1       -           1        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
    from operations                       29,660 (22,706)         39        -           1        -           -        -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          738    1,634           -       -           -        -           -       -
  Transfers between funds                 (6,774) (21,917)          -       -          88        -           -       -
  Surrenders and terminations            (29,719) (20,611)          -       -           -        -           -       -
  Rescissions                                (36)     (54)          -       -           -        -           -       -
  Other transactions (note 2)                 11       48           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
    Valuemark II & III                   (35,780) (40,900)          -       -          88        -          -        -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                          635    2,042           -       -           -        -           -       -
  Transfers between funds                  3,409      282           -       -          14        -           -       -
  Surrenders and terminations               (795)    (205)          -       -           -        -           -       -
  Rescissions                                 (3)     (42)          -       -           -        -           -       -
  Other transactions (note 2)                 21       (1)          -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV      3,267    2,076           -       -          14        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -          58       -           -        -           -       -
  Transfers between funds                      -        -         (32)      -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
   Valuemark Charter Traditional              -         -          26        -           -       -           -        -
-----------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -          46       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
Valuemark Charter Enhanced                     -       -          46        -           -        -           -        -
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets         (2,853) (61,530)        111       -         103        -           -       -
Net assets at beginning of year           91,798  153,328           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                $88,945   91,798         111       -         103        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                     USAllianz VIP                             USAllianz VIP
                                                   Fixed Income Fund                            Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                               Class 1              Class 2             Class 1             Class 2
------------------------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net               $-        -           -       -           -        -           -       -
  Realized gains (losses) on investments, ne   -        -           -       -           -        -           -       -
  Net change in unrealized appreciation
   (depreciation) on investments              (2)       -           -       -          14        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                               (2)      -           -        -          14       -            -        -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                    126        -           -       -         224        -           -       -
  Surrenders and terminations                  -        -           -       -          (8)       -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from contract transactions -
Valuemark II & III                           126        -           -       -         216        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      5        -           -       -         101        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV          5        -           -       -         101        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
    Valuemark Charter Traditional              -        -           -        -           -       -           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                            -        -           -       -           -        -           -       -
  Transfers between funds                      -        -           -       -           -        -           -       -
  Surrenders and terminations                  -        -           -       -           -        -           -       -
  Rescissions                                  -        -           -       -           -        -           -       -
  Other transactions (note 2)                  -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from  contract transactions -
     Valuemark Charter Enhanced                 -       -           -        -           -       -          -        -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets            129        -           -       -         331        -           -       -
Net assets at beginning of year                -        -           -       -           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                   $129        -           -       -         331        -           -       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1999 and 1998
(In thousands)

                                                                                              Total All Funds
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                        Class 1             Class 2
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     1999     1998        1999    1998
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                                                  $345,556  266,144         637       -
  Realized gains (losses) on investments, net                                     704,602  603,355       1,827       -
  Net change in unrealized appreciation
   (depreciation) on investments                                                 (129,766)(699,727)        171       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                             920,392  169,772       2,635       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                                                                50,672  134,191           -       -
  Transfers between funds                                                             456   (3,907)          -       -
  Surrenders and terminations                                                   (2,528,241)(1,708,528)       -       -
  Rescissions                                                                      (8,255)  (3,318)          -       -
  Other transactions (note 2)                                                      12,154    4,339           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark II & III                                     (2,473,214)(1,577,223)       -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark IV (note 5):
  Purchase payments                                                               118,568  540,403           -       -
  Transfers between funds                                                         187,684  169,190           -       -
  Surrenders and terminations                                                    (204,137) (55,562)          -       -
  Rescissions                                                                      (2,359) (10,939)          -       -
  Other transactions (note 2)                                                       2,304      489           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark IV                                             102,060  643,581           -       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Traditional (note 6):
  Purchase payments                                                                     -        -      21,776       -
  Transfers between funds                                                               -        -         (40)      -
  Surrenders and terminations                                                           -        -      (3,150)      -
  Rescissions                                                                           -        -        (333)      -
  Other transactions (note 2)                                                           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark Charter Traditional                                  -        -      18,253       -
------------------------------------------------------------------------------------------------------------------------------------
 Contract transactions - Valuemark Charter Enhanced (note 6):
  Purchase payments                                                                     -        -       2,279       -
  Transfers between funds                                                               -        -          24       -
  Surrenders and terminations                                                           -        -         (40)      -
  Rescissions                                                                           -        -           -       -
  Other transactions (note 2)                                                           -        -           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 contract transactions - Valuemark Charter Enhanced                                     -        -       2,263       -
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                               (1,450,762)(763,870)    23,151       -
Net assets at beginning of year                                                 9,143,5359,907,405           -       -
------------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                       $7,692,7739,143,535     23,151       -
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements
December 31, 1999


1. Organization
Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of select portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds), and USAllianz Variable Insurance Products Trust, in accordance with the selection made by the contract owner. Not all portfolios are available as investment options for the products which comprise the Variable Account. The investment advisers for each portfolio are listed in the following table.

Portfolio                                     Investment Adviser
AIM VI Growth Fund                            AIM Advisors, Inc.
Alger American Growth Fund                    Fred Alger Management, Inc.
Alger American Leveraged AllCap Fund          Fred Alger Management, Inc.
Franklin Global Communications Securities
  Fund                                        Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund   Franklin Advisers, Inc.
Franklin Growth and Income Fund               Franklin Advisers, Inc.
Franklin High Income Fund                     Franklin Advisers, Inc.
Franklin Income Securities Fund               Franklin Advisers, Inc.
Franklin Large Cap Growth Securities Fund     Franklin Advisers, Inc.
Franklin Money Market Fund                    Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund    Franklin Advisers, Inc.
Franklin Real Estate Fund                     Franklin Advisers, Inc.
Franklin Rising Dividends Securities Fund     Franklin Advisory Services, LLC
S&P 500 Index Fund                            Franklin Advisers,Inc.
Franklin Small Cap Fund                       Franklin Advisers, Inc.
Franklin U.S. Government Fund                 Franklin Advisers, Inc.
Franklin Value Securities Fund                Franklin Advisory Services, LLC
Franklin Zero Coupon - 2000 Fund              Franklin Advisers, Inc.
Franklin Zero Coupon - 2005 Fund              Franklin Advisers, Inc.
Franklin Zero Coupon - 2010 Fund              Franklin Advisers, Inc.
Mutual Discovery Securities Fund              Franklin Mutual Advisers, LLC
Mutual Shares Securities Fund                 Franklin Mutual Advisers, LLC
Templeton Developing Markets Equity Fund      Templeton Asset Management Ltd.
Templeton Global Asset Allocation Fund        Templeton Global Advisors Limited
Templeton Global Growth Fund                  Templeton Global Advisors Limited
Templeton Global Income Securities Fund       Franklin Advisers, Inc.
Templeton International Equity Fund           Franklin Advisers, Inc.
Templeton International Smaller Companies
   Fund                                       Templeton Investment Counsel, Inc.
Templeton Pacific Growth Fund                 Franklin Advisers, Inc.
USAllianz VIP Diversified Assets Fund         Allianz of America, Inc.
USAllianz VIP Fixed Income Fund               Allianz of America, Inc.
USAllianz VIP Growth Fund                     Allianz of America, Inc.

Certain of the Franklin Templeton Variable Insurance Products Trust portfolios also have class 2 shares which are available to Valuemark Charter contract owners.

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999

2. Significant Accounting Policies


Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


Investments
Investments of the Variable Account are valued daily at market value using net asset values provided by AIM Variable Insurance Funds, Inc., The Alger American Fund, the Franklin Templeton Variable Insurance Products Trust, and the USAllianz Variable Insurance Products Trust.

Realized investment gains include realized gain distributions received from the respective portfolios and gains on the sale of portfolio shares as determined by the average cost method. Realized gain distributions are reinvested in the respective portfolios. Dividend distributions received from the portfolios are reinvested in additional shares of the portfolios and are recorded as income to the Variable Account on the ex-dividend date.

Two Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to all deferred annuity contract owners and a Dollar Cost Averaging Option is available to Valuemark II, Valuemark III, and Valuemark IV deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

The Franklin Global Health Care Securities Fund and Franklin Value Securities Fund were added as available investment options on May 1, 1998. On November 12, 1999, the AIM VI Growth Fund, Alger American Growth Fund, Alger American Leveraged AllCap Fund, Franklin S&P 500 Index Fund, USAllianz VIP Diversified Assets Fund, USAllianz VIP Fixed Income Fund, and USAllianz VIP Growth Fund were added as available investment options.

During the year ended December 31, 1999, several portfolios changed their name as summarized, with the effective date of the change, in the following table.

Current Portfolio                                    Prior Portfolio Name                     Effective Date
Franklin Global Communications Securities Fund       Franklin Global Utilities Securities FundNovember 15, 1999
Franklin Real Estate Fund                            Franklin Real Estate Securities Fund     November 15, 1999
Franklin Rising Dividends Securities Fund            Franklin Rising Dividends Fund           November 15, 1999
Franklin U.S. Government Fund                        Franklin U.S. Government Securities Fund November 15, 1999
Franklin Large Cap Growth Securities Fund            Franklin Capital Growth Fund             December 15, 1999


Contracts in Annuity Payment Period
Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3%, 5%, or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

38

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


2. Significant Accounting Policies (Continued)


Expenses

Asset Based Expenses
A mortality and expense risk charge and an administrative charge are deducted from the Variable Account on a daily basis. The charges, on an annual basis, are summarized in the following table.

                            Mortality and Expense         Administrative
Contract                         Risk Charge                  Charge
Valuemark II                        1.25%                      0.15%
Valuemark III                       1.25%                      0.15%
Valuemark IV                        1.34%                      0.15%
Valuemark Charter - Traditional     1.00%                      0.15%
Valuemark Charter - Enhanced        1.20%                      0.15%
Valuemark Income Plus               1.25%                      0.15%


Contract Based Expenses
A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year for Valuemark II, Valuemark III, and Valuemark IV contracts and $40 for Valuemark Charter contracts. Contract maintenance charges paid by the contract owners during the years ended December 31, 1999 and 1998 were $4,426,312 and $4,716,335, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of surrender on Valuemark II, Valuemark III, and Valuemark IV deferred annuity contracts. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II and Valuemark III contracts and within seven years of the date of surrender for Valuemark IV contracts. The amount of the contingent deferred sales charge is shown below.

Years Since                 Contingent Deferred Sales Charge
Payment                 Valuemark II  Valuemark III  Valuemark IV
0-1                          5%            6%             6%
1-2                          5%            5%             6%
2-3                          4%            4%             6%
3-4                          3%            3%             5%
4-5                         1.5%          1.5%            4%
5-6                          0%            0%             3%
6-7                          0%            0%             2%
7+                           0%            0%             0%

Total contingent deferred sales charges paid by the contract owners during the years ended December 31, 1999 and 1998 were $16,657,195 and $8,535,795, respectively.

A systematic withdrawal plan is available to Valuemark II, Valuemark III, and Valuemark IV deferred annuity contract owners which allows a portion of the contract value to be withdrawn without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the penalty free privilege for that year.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


2. Significant Accounting Policies (Continued)


Contract Based Expenses (Continued)
Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with any dollar cost averaging program are not counted. Total transfer charges paid by the contract owners during the years ended December 31, 1999 and 1998 were $153,188 and $159,282, respectively. Transfer charges are reflected in the Statements of Changes in Net Assets as other transactions. Net transfers from the Fixed Accounts for the years ended December 31, 1999 and 1998 were $188,123,947 and $165,283,144, respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.


3. Capitalization

Allianz Life provides capital for the establishment of new portfolios as investment options of the Variable Account. The capitalization transactions were as follows during the years ended December 31, 1999 and 1998.

                                              Capitalization        Date of       Market Value        Date of
     Portfolio                                    Amount        Capitalization    at Withdrawal      Withdrawal
------------------------------------------------------------------------------------------------------------------------------------

     Franklin Global Health Care Securities Fund
           - class 1                             $250,000           5/1/98           $253,250          12/1/98
     Franklin Value Securities Fund - class 1     250,000           5/1/98           192,000           12/1/98

     Franklin Global Communications Securities
         Fund - class 2                            0,000            1/6/99           13,320           12/29/99
     Franklin Global Health Care Securities
         Fund - class 2                           10,000            1/6/99            9,092           12/29/99
     Franklin Growth and Income Fund - class 2    10,000            1/6/99            9,852           12/29/99
     Franklin High Income Fund - class 2          10,000            1/6/99            9,895           12/29/99
     Franklin Income Securities Fund - class 2    10,000            1/6/99            9,674           12/29/99
     Franklin Large Cap Growth Securities Fund
          - class 2                               10,000            1/6/99           12,738           12/29/99
     Franklin Money Market Fund - class 2         10,000            1/6/99           10,444           12/29/99
     Franklin Natural Resources Securities Fund
          - class 2                               10,000            1/6/99           12,625           12/29/99
     Franklin Real Estate Fund - class 2          10,000            1/6/99            9,141           12/29/99
     Franklin Rising Dividends Securities Fund
          - class 2                               10,000            1/6/99            8,843           12/29/99
     Franklin Small Cap Fund - class 2            10,000            1/6/99           18,630           12/29/99
     Franklin U.S. Government Fund - class 2      10,000            1/6/99            9,897           12/29/99
     Franklin Value Securities Fund - class 2     10,000            1/6/99            9,759           12/29/99
     Mutual Discovery Securities Fund - class 2   10,000            1/6/99           11,844           12/29/99
     Mutual Shares Securities Fund - class 2      10,000            1/6/99           10,866           12/29/99
     Templeton Developing Markets Equity Fund
                  - class 2                       10,000            1/6/99           14,532           12/29/99
     Templeton Global Asset Allocation Fund -
           class  2                               10,000            1/6/99           10,353           12/29/99
     Templeton Global Growth Fund - class 2       10,000            1/6/99           11,493           12/29/99
     Templeton Global Income Securities Fund -
           class 2                                10,000            1/6/99            9,355           12/29/99
     Templeton International Equity Fund - class 210,000            1/6/99           11,841           12/29/99
     Templeton International Smaller Companies Fund -
            class 2                               10,000            1/6/99           11,922           12/29/99
     Templeton Pacific Growth Fund - class 2      10,000            1/6/99           13,447           12/29/99


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999

4. Federal Income Taxes

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


5. CONTRACT TRANSACTIONS - Valuemark II, III, and IV Accumulation Unit Activity (In thousands)

Transactions  in units for each fund for the years ended  December  31, 1999 and
1998 were as follows:
                                                                  Alger       Alger Franklin GlobalFranklin GlobalFranklin
                                                    AIM V.I.    American    AmericanCommunicationsHealth Care Growth and
                                                     Growth      Growth     Leveraged Securities  Securities    Income
                                                      Fund        Fund     AllCap Fund   Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III
Accumulation units outstanding at December 31, 1997       -          -           -      39,623           -      46,962
Contract transactions:
 Purchase payments                                        -           -          -         241          20         538
 Transfers between funds                                  -           -          -      (1,529)        586         699
 Surrenders and terminations                              -           -          -      (7,481)        (20)     (7,722)
 Rescissions                                              -           -          -          (9)          -         (11)
 Other transactions                                       -           -          -           6           -          14
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:         -          -           -      (8,772)        586      (6,482)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998       -          -           -      30,851         586      40,480
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                        3           1          -          96          11         191
 Transfers between funds                                529         539        341        (870)        351        (589)
 Surrenders and terminations                             (6)          -         (1)     (8,394)       (314)    (12,443)
 Rescissions                                              -           -          -         (12)          -         (27)
 Other transactions                                       -           -          -          16           -          22
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:       526        540         340      (9,164)         48     (12,846)
-----------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999      526        540         340      21,687         634      27,634
-----------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV
Accumulation units outstanding at December 31, 1997        -          -           -         310           -      2,376
Contract transactions:
 Purchase payments                                        -           -          -         477         147       2,027
 Transfers between funds                                  -           -          -         262         106       1,031
 Surrenders and terminations                              -           -          -         (40)         (1)       (214)
 Rescissions                                              -           -          -          (3)        (28)        (37)
 Other transactions                                       -           -          -           -           -           2
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:          -          -           -         696         224       2,809
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998        -          -           -       1,006         224       5,185
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                        5          20          1         118          55         390
 Transfers between funds                                360         396        277         433         220         696
 Surrenders and terminations                             (2)         (1)        (1)       (138)        (30)       (699)
 Rescissions                                              -           -          -          (1)          -          (5)
 Other transactions                                       -           -          -           -           -           3
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:         363        415         277         412        245        385
-----------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        363        415         277       1,418         469     5,570
-----------------------------------------------------------------------------------------------------------------------------------



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                            Franklin               Franklin
                                                    Franklin    Franklin    Large Cap  Franklin     Natural    Franklin
                                                      High       Income      Growth      Money     Resources     Real
                                                     Income    Securities  Securities   Market    Securities    Estate
                                                      Fund        Fund        Fund       Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III
Accumulation units outstanding at December 31, 1997   18,871     49,811       5,673      20,982       5,709     13,445
Contract transactions:
 Purchase payments                                      223         459        160         566          86         147
 Transfers between funds                               (811)     (2,088)     3,882      14,858        (562)     (1,976)
 Surrenders and terminations                         (3,310)     (8,767)    (1,258)    (14,408)       (777)     (1,978)
 Rescissions                                             (7)        (11)        (1)        (24)         (5)         (6)
 Other transactions                                      21          16         (2)         58           2           7
-----------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:     (3,884)   (10,391)      2,781       1,050      (1,256)    (3,806)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998    14,987     39,420       8,454      22,032       4,453     9,639
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                       69         123        149         180          33          29
 Transfers between funds                               (851)     (2,779)     7,093      13,480        (549)     (1,316)
 Surrenders and terminations                         (4,711)    (11,825)    (4,823)    (18,739)       (992)     (2,940)
 Rescissions                                             (9)        (41)       (15)        (13)         (6)        (13)
 Other transactions                                       8          31          9         448           1           2
-----------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:    (5,494)   (14,491)      2,413      (4,644)     (1,513)     (4,238)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999    9,493     24,929      10,867      17,388       2,940       5,401
-----------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV
Accumulation units outstanding at December 31, 1997    2,202      2,094       1,957       3,214        304       1,217
Contract transactions:
 Purchase payments                                    1,834       1,710      1,503       3,217         162         604
 Transfers between funds                                409         599      1,238      (1,515)         73          75
 Surrenders and terminations                           (195)       (143)      (156)       (448)        (19)        (66)
 Rescissions                                            (61)        (21)       (40)       (140)         (5)         (8)
 Other transactions                                       2           -          -          14          (1)          1
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:      1,989      2,145       2,545      1,128        210          606
-----------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998   4,191       4,239       4,502       4,342        514        1,823
-----------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                      366         367        584         690          45          73
 Transfers between funds                                140         239      3,598       1,872         123        (216)
 Surrenders and terminations                           (550)       (463)    (1,175)     (1,698)        (61)       (191)
 Rescissions                                            (42)         (5)        (4)         (3)         (5)          -
 Other transactions                                      13           3         16          33           -           1
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:       (73)       141       3,019         894         102        (333)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999     4,118      4,380       7,521       5,236         616        1,490
------------------------------------------------------------------------------------------------------------------------------------




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                    Franklin                                                   Franklin
                                                     Rising     Franklin    Franklin   Franklin    Franklin      Zero
                                                    Dividends    S&P 500      Small      U.S.        Value      Coupon
                                                   Securities     Index        Cap    Government  Securities    Fund -
                                                      Fund        Fund        Fund       Fund        Fund        2000
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III
Accumulation units outstanding at December 31, 1997  33,249           -      16,925      36,347           -      4,523
Contract transactions:
 Purchase payments                                      415           -        348         310          17          25
 Transfers between funds                                670           -        173         617         718        (249)
 Surrenders and terminations                         (6,653)          -     (2,575)     (6,810)        (16)       (712)
 Rescissions                                            (10)          -        (13)        (10)          -           -
 Other transactions                                      12           -         (2)         46           -           8
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:    (5,566)         -      (2,069)     (5,847)        719       (928)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998   27,683          -      14,856      30,500         719       3,595
-----------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                      105           -         96         130          12           9
 Transfers between funds                             (1,898)        745         38        (857)        332         (74)
 Surrenders and terminations                         (8,633)        (18)    (4,346)     (8,796)       (336)       (989)
 Rescissions                                            (16)          -         (8)        (55)          -           -
 Other transactions                                      11           -         18          16           -           6
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:   (10,431)       727      (4,202)     (9,562)          8       (1,048)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999    17,252        727      10,654      20,938         727        2,547
-----------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV
Accumulation units outstanding at December 31, 1997   1,991          -       2,965       1,359           -          94
Contract transactions:
 Purchase payments                                    1,788           -      1,762       1,142         109          43
 Transfers between funds                                843           -        988         693         267          55
 Surrenders and terminations                           (159)          -       (199)       (116)         (8)         (3)
 Rescissions                                            (35)          -        (27)        (38)         (1)         (1)
 Other transactions                                       -           -          3           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:      2,437          -       2,527       1,681         367         94
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998    4,428          -       5,492       3,040         367         188
-----------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                      284          26        243         407          80          16
 Transfers between funds                                (31)        601        269         826         221          98
 Surrenders and terminations                           (544)         (1)      (546)       (418)        (66)        (20)
 Rescissions                                             (6)          -         (4)         (8)          -           -
 Other transactions                                       6           -          6          10           1           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:      (291)       626         (32)        817         236          94
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999     4,137        626       5,460       3,857         603         282
------------------------------------------------------------------------------------------------------------------------------------




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999



5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                    Franklin    Franklin                           Templeton   Templeton
                                                      Zero        Zero       Mutual     Mutual    Developing    Global
                                                     Coupon      Coupon     Discovery   Shares      Markets      Asset
                                                     Fund -      Fund -    Securities Securities    Equity    Allocation
                                                      2005        2010        Fund       Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III
Accumulation units outstanding at December 31, 1997   2,910      2,998       9,940      18,744      23,005       5,229
Contract transactions:
 Purchase payments                                       32          26        402         795         429          69
 Transfers between funds                                140         138      1,284       2,150      (4,481)       (598)
 Surrenders and terminations                           (451)       (582)    (1,897)     (3,544)     (2,951)       (646)
 Rescissions                                              -           -        (11)        (16)         (7)          -
 Other transactions                                       4           2          -           4          (6)          2
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:      (275)      (416)       (222)       (611)     (7,016)     (1,173)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998    2,635      2,582       9,718      18,133      15,989       4,056
-----------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                        9           8         56         134         106          21
 Transfers between funds                                (40)          1       (849)        (64)     (1,139)       (601)
 Surrenders and terminations                           (595)       (749)    (3,134)     (5,759)     (3,728)       (974)
 Rescissions                                             (1)          -         (5)        (52)        (15)         (1)
 Other transactions                                       3           9         10          31          13           3
----------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:      (624)      (731)     (3,922)     (5,710)     (4,763)     (1,552)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999     2,011      1,851       5,796      12,423      11,226       2,504
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV
Accumulation units outstanding at December 31, 1997     161        150       5,461      11,394       2,663       1,008
Contract transactions:
 Purchase payments                                      142         226      2,832       6,911       1,055         487
 Transfers between funds                                 92         120        907       2,362        (154)         34
 Surrenders and terminations                            (12)        (17)      (338)       (718)       (121)        (38)
 Rescissions                                             (3)         (1)       (45)       (123)        (16)         (1)
 Other transactions                                       -           -          5           8          (2)          1
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:        219        328       3,361       8,440         762       483
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998      380        478       8,822      19,834       3,425       1,491
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                       66          92        317         780         232         146
 Transfers between funds                                152         152       (273)        461           1         (90)
 Surrenders and terminations                            (43)        (51)    (1,040)     (2,158)       (269)       (147)
 Rescissions                                             (4)         (3)       (14)        (12)         (1)          -
 Other transactions                                       4           -          8          19           1           3
----------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:       175        190      (1,002)       (910)        (36)       (88)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999      555        668       7,820      18,924       3,389        1,403
-----------------------------------------------------------------------------------------------------------------------------------



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                Templeton              Templeton
                                                    Templeton    Global     TempletonInternational Templeton   USAllianz
                                                     Global      Income   International Smaller     Pacific VIP Diversified
                                                     Growth    Securities    Equity    Companies    Growth      Assets
                                                      Fund        Fund        Fund       Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III
Accumulation units outstanding at December 31, 1997  41,433      9,434      58,179       1,998      15,833           -
Contract transactions:
 Purchase payments                                      569          57        449          35         204           -
 Transfers between funds                             (2,789)       (773)    (5,188)       (288)     (2,708)          -
 Surrenders and terminations                         (4,973)     (1,749)    (9,177)       (211)     (2,662)          -
 Rescissions                                            (19)         (2)       (21)         (2)         (7)          -
 Other transactions                                       5           9         14           1           9           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:    (7,207)    (2,458)    (13,923)       (465)     (5,164)          -
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998   34,226      6,976      44,256       1,533      10,669          -
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                      176          22        122           7          69           -
 Transfers between funds                             (1,329)       (528)    (3,285)       (163)       (499)          9
 Surrenders and terminations                         (8,200)     (2,221)   (13,737)       (347)     (3,171)          -
 Rescissions                                            (19)        (25)       (99)          -          (4)          -
 Other transactions                                      18           2         56           4           2           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:    (9,354)    (2,750)    (16,943)       (499)     (3,603)         9
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999    24,872      4,226      27,313       1,034       7,066         9
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV
Accumulation units outstanding at December 31, 1997   5,525        393       3,122         792         379          -
Contract transactions:
 Purchase payments                                    2,951         202      1,143         271         256           -
 Transfers between funds                                720          79        307         (52)         53           -
 Surrenders and terminations                           (290)        (22)      (143)        (34)        (28)          -
 Rescissions                                            (41)         (1)        (5)         (8)         (5)          -
 Other transactions                                      (1)          -          3          (2)          -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:     3,339        258       1,305         175         276          -
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998   8,864        651       4,427         967         655          -
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                      706          58        160          41          65           -
 Transfers between funds                                454          44        (18)        (46)        397           1
 Surrenders and terminations                         (1,013)        (96)      (407)        (97)        (78)          -
 Rescissions                                             (9)          -         (2)          -           -           -
 Other transactions                                       6           -          4           -           2           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:       144          6        (263)       (102)        386          1
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999     9,008        657       4,164         865       1,041         1
------------------------------------------------------------------------------------------------------------------------------------





Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


5. CONTRACT TRANSACTIONS: - VALUEMARK II, III, AND IV ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                                       USAllianz   USAllianz
                                                                                       VIP Fixed      VIP        Total
                                                                                        Income      Growth        All
                                                                                         Fund        Fund        Funds
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark II & III
Accumulation units outstanding at December 31, 1997                                          -           -     481,823
Contract transactions:
 Purchase payments                                                                           -           -       6,622
 Transfers between funds                                                                     -           -       1,875
 Surrenders and terminations                                                                 -           -     (91,330)
 Rescissions                                                                                 -           -        (192)
 Other transactions                                                                          -           -         230
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:                                            -           -     (82,795)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998                                          -           -     399,028
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                                                           -           -       1,967
 Transfers between funds                                                                    13          22       5,213
 Surrenders and terminations                                                                 -          (1)   (130,922)
 Rescissions                                                                                 -           -        (436)
 Other transactions                                                                          -           -         739
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:                                           13          21    (123,439)
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999                                          13          21     275,589
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark IV
Accumulation units outstanding at December 31, 1997                                          -           -      51,131
Contract transactions:
 Purchase payments                                                                           -           -      33,001
 Transfers between funds                                                                     -           -       9,592
 Surrenders and terminations                                                                 -           -      (3,528)
 Rescissions                                                                                 -           -        (694)
 Other transactions                                                                          -           -          33
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:                                            -           -      38,404
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31, 1998                                          -           -      89,535
------------------------------------------------------------------------------------------------------------------------------------

Contract transactions:
 Purchase payments                                                                           -           -       6,433
 Transfers between funds                                                                     1          10      11,368
 Surrenders and terminations                                                                 -           -     (12,003)
 Rescissions                                                                                 -           -        (128)
 Other transactions                                                                          -           -         139
-----------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions:                                            1          10       5,809
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999                                           1          10      95,344
------------------------------------------------------------------------------------------------------------------------------------




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

Transactions in units for each fund for the period from January 5, 1999 (product inception) to December 31, 1999 follows:
                                                                  Alger       Alger Franklin GlobalFranklin GlobalFranklin
                                                    AIM V.I.    American    AmericanCommunicationsHealth Care Growth and
                                                     Growth      Growth     Leveraged Securities  Securities    Income
                                                      Fund        Fund     AllCap Fund   Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998       -           -           -           -           -         -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           -          -           6           4          44
 Transfers between funds                                  -           -          -          (1)         (1)          -
 Surrenders and terminations                              -           -          -           -           -         (23)
 Rescissions                                              -           -          -           -           -           -
 Other transactions                                       -           -          -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          -          -           -           5           3          21
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        -          -           -           5           3          21
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998       -          -           -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           -          -           7           5           9
 Transfers between funds                                  -           -          -           -           -           -
 Surrenders and terminations                              -           -          -           -           -           -
 Rescissions                                              -           -          -           -           -           -
 Other transactions                                       -           -          -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          -          -           -           7           5          9
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        -          -           -           7           5          9
------------------------------------------------------------------------------------------------------------------------------------




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

Transactions in units for each fund for the period from January 5, 1999 (product inception) to December 31, 1999 follows:
                                                                  Alger     Alger   FranklinGlobal FranklinGlobal Franklin
                                                    AIM V.I.    American    AmericanCommunicationsHealth Care     Growth and
                                                     Growth      Growth     Leveraged Securities  Securities      Income
                                                      Fund        Fund     AllCap Fund   Fund        Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998       -          -           -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           -          -           6           4          44
 Transfers between funds                                  -           -          -          (1)         (1)          -
 Surrenders and terminations                              -           -          -           -           -         (23)
 Rescissions                                              -           -          -           -           -           -
 Other transactions                                       -           -          -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          -          -           -           5           3           21
-----------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        -          -           -           5           3           21
------------------------------------------------------------------------------------------------------------------------------------

     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998      -          -           -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           -          -           7           5           9
 Transfers between funds                                  -           -          -           -           -           -
 Surrenders and terminations                              -           -          -           -           -           -
 Rescissions                                              -           -          -           -           -           -
 Other transactions                                       -           -          -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          -          -           -           7           5           9
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        -          -           -           7           5           9
------------------------------------------------------------------------------------------------------------------------------------



6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                            Franklin               Franklin
                                                    Franklin    Franklin    Large Cap  Franklin     Natural    Franklin
                                                      High       Income      Growth      Money     Resources     Real
                                                     Income    Securities  Securities   Market    Securities    Estate
                                                      Fund        Fund        Fund       Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998      -          -           -           -           -           -
-----------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                       10          48         82         562           5          13
 Transfers between funds                                 12           1          2           7           -           7
 Surrenders and terminations                             (2)          -        (48)         (7)          -           -
 Rescissions                                              -           -        (17)          -           -           -
 Other transactions                                       -           -          -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          20         49          19         562           5          20
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        20         49          19         562           5          20
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998       -          -           -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           3          7           4           -           1
 Transfers between funds                                  1           1          -          (3)          -          -
 Surrenders and terminations                              -           -          -           -           -          -
 Rescissions                                              -           -          -           -           -          -
 Other transactions                                       -           -          -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          1          4           7           1           -          1
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        1          4           7           1           -          1
------------------------------------------------------------------------------------------------------------------------------------





Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                    Franklin                                                   Franklin
                                                     Rising     Franklin    Franklin   Franklin    Franklin      Zero
                                                    Dividends    S&P 500      Small      U.S.        Value      Coupon
                                                   Securities     Index        Cap    Government  Securities    Fund -
                                                      Fund        Fund        Fund       Fund        Fund        2000
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998        -          -           -           -           -     -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                       18           -         11          83          48          -
 Transfers between funds                                  -           -         21          18           -          -
 Surrenders and terminations                              -           -          -         (14)        (34)         -
 Rescissions                                              -           -          -           -           -          -
 Other transactions                                       -           -          -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions         18          -          32          87          14          -
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999       18          -          32          87          14           -
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998      -            -           -           -           -         -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                       11           -          3          11           3          -
 Transfers between funds                                  -           -          -           1           -          -
 Surrenders and terminations                              -           -          -           -           -           -
 Rescissions                                              -           -          -           -           -           -
 Other transactions                                       -           -          -           -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions         11          -           3          12           3            -
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999       11          -           3          12           3           -
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                    Franklin    Franklin                           Templeton  Templeton
                                                      Zero        Zero       Mutual     Mutual    Developing    Global
                                                     Coupon      Coupon     Discovery   Shares      Markets     Asset
                                                     Fund -      Fund -    Securities Securities    Equity    Allocation
                                                      2005        2010        Fund       Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998       -          -           -           -           -         -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           -         22          70          21           2
 Transfers between funds                                  -           -          -          (3)          -          -
 Surrenders and terminations                              -           -         (2)         (2)          -          -
 Rescissions                                              -           -          -           -           -          -
 Other transactions                                       -           -          -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          -          -          20          65          21           2
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        -          -          20          65          21           2
------------------------------------------------------------------------------------------------------------------------------------

     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998       -          -           -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                        -           -         10           7           7           1
 Transfers between funds                                  -           -          -           1           -          -
 Surrenders and terminations                              -           -          -           -           -          -
 Rescissions                                              -           -          -           -           -          -
 Other transactions                                       -           -          -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          -          -          10           8           7          1
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        -          -          10           8           7          1
------------------------------------------------------------------------------------------------------------------------------------





Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                Templeton              Templeton
                                                    Templeton    Global     TempletonInternational Templeton   USAllianz
                                                     Global      Income   International Smaller     PacificVIP Diversified
                                                     Growth    Securities    Equity    Companies    Growth      Assets
                                                      Fund        Fund        Fund       Fund        Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998     -            -           -           -           -         -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                       97          25        130           -           6          -
 Transfers between funds                                  3           -         (6)          -           -          -
 Surrenders and terminations                            (46)          -          -           -           -          -
 Rescissions                                             (3)          -          -           -           -          -
 Other transactions                                       -           -          -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions         51         25         124           -           6          -
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999       51         25         124           -           6         -
------------------------------------------------------------------------------------------------------------------------------------


     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998      -          -           -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                       16           1         13           4           4          -
 Transfers between funds                                  -          (1)         1           -           -          -
 Surrenders and terminations                             (1)          -          -           -           -          -
 Rescissions                                              -           -          -           -           -          -
 Other transactions                                       -           -          -           -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions          15          -          14           4           4         -
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999        15          -          14           4           4         -
------------------------------------------------------------------------------------------------------------------------------------



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999



6. CONTRACT TRANSACTIONS: - VALUEMARK CHARTER ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                                                       USAllianz   USAllianz
                                                                                       VIP Fixed      VIP        Total
                                                                                        Income      Growth        All
                                                                                         Fund        Fund        Funds
------------------------------------------------------------------------------------------------------------------------------------
     Valuemark Charter Traditional
Accumulation units outstanding at December 31, 1998                                          -           -           -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                                                           -           -       1,307
 Transfers between funds                                                                     -           -          60
 Surrenders and terminations                                                                 -           -        (178)
 Rescissions                                                                                 -           -         (20)
 Other transactions                                                                          -           -           -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions                                             -           -       1,169
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999                                           -           -       1,169
-----------------------------------------------------------------------------------------------------------------------------------


     Valuemark Charter Enhanced
Accumulation units outstanding at December 31, 1998                                          -           -          -
------------------------------------------------------------------------------------------------------------------------------------
Contract transactions:
 Purchase payments                                                                           -           -         127
 Transfers between funds                                                                     -           -           1
 Surrenders and terminations                                                                 -           -          (1)
 Rescissions                                                                                 -           -          -
 Other transactions                                                                          -           -          -
------------------------------------------------------------------------------------------------------------------------------------

     Net increase (decrease) in accumulation
      units resulting from contract transactions                                             -           -         127
------------------------------------------------------------------------------------------------------------------------------------

Accumulation units outstanding at December 31,1999                                           -           -         127
------------------------------------------------------------------------------------------------------------------------------------



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


7. UNIT VALUES - VALUEMARK II, III, AND IV

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 1999 follows.

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                             Ratio of
                      Accumulation                           Expenses   Accumulation                              Expenses
                    Units Outstanding AccumulationNet Assetsto Average Units OutstandingAccumulation  Net Assets  to Average
                     (in thousands) Unit Value(in thousands)Net Assets* (in thousands)   Unit Value(in thousands) Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Growth Fund
December 31,
 19991                      526      $11.084      $5,833         2.13+%       363      $11.083    $4,026           2.22+%

Alger American Growth Fund
December 31,
 19991                      540       10.922       5,894         2.19+        415       10.921     4,535           2.28+

Alger American Leveraged AllCap Fund
December 31,
 19991                      340       12.160       4,137         2.33+        277       12.159     3,364           2.42+

Franklin Global Communications Securities Fund
December 31,
 1999                    21,687       38.917     844,307         1.91       1,418       38.572    54,724           2.00
 1998                    30,851       28.308     873,319         1.90       1,006       28.082    28,248           1.99
 1997                    39,623       25.818   1,022,994         1.90         310       25.635     7,959           1.99
 1996                    53,086       20.654   1,097,873         1.90           -            -         -           -
 1995                    66,669       19.565   1,305,495         1.90           -            -         -           -

Franklin Global Health Care Securities Fund
December 31,
 1999                       634        9.615       6,088         2.22         469        9.601     4,512           2.31
 19982                      586       10.610       6,215         2.24+        224           11     2,381           2.33+

Franklin Growth and Income Fund
December 31,
 1999                    27,634       26.147     722,583         1.89       5,570       25.891   144,218           1.98
 1998                    40,480       26.226   1,061,658         1.89       5,185       25.993   134,775           1.98
 1997                    46,962       24.551   1,152,961         1.89       2,376       24.354    57,877           1.98
 1996                    50,027       19.490     977,110         1.90           -            -         -           -
 1995                    46,893       17.310     812,732         1.92           -            -         -           -

Franklin High Income Fund
December 31,
 1999                     9,493       20.900     198,407         1.94       4,118       20.695    85,209           2.03
 1998                    14,987       21.208     317,865         1.93       4,191       21.020    88,069           2.02
 1997                    18,871       21.312     402,167         1.93       2,202       21.141    46,545           2.02
 1996                    20,736       19.375     402,379         1.94           -            -         -           -
 1995                    18,756       17.252     323,580         1.96           -            -         -           -

Franklin Income Securities Fund
December 31,
 1999                    24,929       24.323     606,369         1.90       4,380       24.084   105,486           1.99
 1998                    39,420       25.122     990,325         1.89       4,239       24.898   105,543           1.98
 1997                    49,811       25.065   1,248,520         1.90       2,094       24.864    52,069           1.99
 1996                    57,504       21.708   1,251,844         1.90           -            -         -           -
 1995                    59,309       19.785   1,175,143         1.91           -            -         -           -




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


7. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                               Ratio of                                             Ratio of
                      Accumulation                            Expenses   Accumulation                              Expenses
                    Units Outstanding AccumulationNet Assets to Average Units OutstandingAccumulation Net Assets    to Average
                     (in thousands)  Unit Value(in thousands)Net Assets* (in thousands)Unit Value   (in thousands)  NetAssets*
-----------------------------------------------------------------------------------------------------------------------------------

Franklin Large Cap Growth Securities Fund
December 31,
 1999                    10,867      $20.218    $219,679         2.17%      7,521      $20.152  $151,537           2.26%
 1998                     8,454       15.574     131,652         2.17       4,502       15.537    69,939           2.26
 1997                     5,673       13.130      74,473         2.17       1,967       13.110    25,654           2.26
 19963                    3,722       11.254      42,110         2.17+          -            -         -           -

Franklin Money Market Fund
December 31,
 1999                    17,388       14.860     258,373         1.93       5,236       14.717    77,050           2.02
 1998                    22,032       14.386     316,921         1.85       4,342       14.260    61,911           1.94
 1997                    20,892       13.865     290,904         1.85       3,214       13.756    44,200           1.94
 1996                    28,060       13.359     375,629         1.83           -            -         -           -
 1995                    31,040       12.883     399,935         1.80           -            -         -           -

Franklin Natural Resources Securities Fund
December 31,
 1999                     2,940       11.092      32,615         2.06         616       10.983     6,761           2.15
 1998                     4,453        8.505      37,878         2.04         514        8.430     4,332           2.13
 1997                     5,709       11.559      65,992         2.09         304       11.466     3,482           2.18
 1996                     6,998       14.467     101,248         2.05           -            -         -           -
 1995                     6,919       14.109      97,630         2.06           -            -         -           -

Franklin Real Estate Fund
December 31,
 1999                     5,401       21.386     115,525         1.98       1,490       21.176    31,567           2.07
 1998                     9,639       23.107     222,740         1.94       1,823       22.901    41,773           2.03
 1997                    13,445       28.169     378,751         1.94       1,217       27.944    34,023           2.03
 1996                    12,757       23.668     301,974         1.97           -            -         -           -
 1995                    10,998       18.073     198,773         1.99           -            -         -           -

Franklin Rising Dividends Securities Fund
December 31,
 1999                    17,252       18.846     325,172         2.15       4,137       18.712    77,429           2.24
 1998                    27,683       21.165     585,952         2.12       4,428       21.034    93,151           2.21
 1997                    33,249       20.074     667,473         2.14       1,991       19.968    39,752           2.23
 1996                    35,569       15.303     545,127         2.16           -            -         -          -
 1995                    33,789       12.498     422,992         2.18           -            -         -          -

Franklin S&P 500 Index Fund
December 31,
 19991                      727       10.467       7,613         1.95+        626       10.465     6,555           2.04+

Franklin Small Cap Fund
December 31,
 1999                    10,654       28.353     302,040         2.17       5,460       28.247   154,275           2.26
 1998                    14,856       14.600     216,872         2.17       5,492       14.558    79,977           2.26
 1997                    16,925       14.952     253,045         2.17       2,965       14.923    44,268           2.26
 1996                    12,784       12.913     165,578         2.17           -            -         -           -
 19954                    1,302       10.146      13,260         2.30+          -            -         -           -




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


7. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Franklin U.S. Government Fund
December 31,
 1999                    20,938      $18.574    $388,862         1.91%      3,857      $18.394   $70,974           2.00%
 1998                    30,500       19.014     579,909         1.90       3,040       18.847    57,334           1.99
 1997                    36,347       17.947     652,317         1.90       1,359       17.805    24,222           1.99
 1996                    44,598       16.650     742,973         1.91           -            -         -           -
 1995                    34,313       16.298     559,234         1.92           -            -         -           -

Franklin Value Securities Fund
December 31,
 1999                       727        7.736       5,614         2.21+        603        7.724     4,657           2.30+
 19982                      719        7.717       5,542         2.52+        367        7.713     2,834           2.61+

Franklin Zero Coupon Fund - 2000
December 31,
 1999                     2,547       21.023      53,526         2.05         282       20.819     5,831           2.14
 1998                     3,595       20.684      74,353         1.80         188       20.502     3,815           1.89
 1997                     4,523       19.512      88,260         1.80          94       19.358     1,801           1.89
 1996                     5,636       18.475     104,125         1.80           -            -         -           -
 1995                     6,066       18.294     110,965         1.80           -            -         -           -

Franklin Zero Coupon Fund - 2005
December 31,
 1999                     2,011       23.205      46,679         2.05         555       22.983    12,750           2.14
 1998                     2,635       25.003      65,876         1.80         380       24.786     9,402           1.89
 1997                     2,910       22.532      65,573         1.80         161       22.357     3,585           1.89
 1996                     3,579       20.517      73,434         1.80           -            -         -           -
 1995                     3,504       20.914      73,292         1.80           -            -         -           -

Franklin Zero Coupon Fund - 2010
December 31,
 1999                     1,851       24.164      44,759         2.05         668       23.929    15,961           2.14
 1998                     2,582       27.920      72,114         1.80         478       27.674    13,233           1.89
 1997                     2,998       24.740      74,199         1.80         150       24.544     3,676           1.89
 1996                     3,297       21.522      70,969         1.80           -            -         -           -
 1995                     3,437       22.431      77,136         1.80           -            -         -           -

Mutual Discovery Securities Fund
December 31,
 1999                     5,796       13.701      79,396         2.41       7,820       13.662   106,824           2.50
 1998                     9,718       11.226     109,094         2.40       8,822       11.205    98,842           2.49
 1997                     9,940       11.983     119,104         2.46       5,461       11.971    65,375           2.55
 19965                    1,471       10.180      15,074         2.77+          -            -         -           -

Mutual Shares Securities Fund
December 31,
 1999                    12,423       13.237     164,442         2.19      18,924       13.199   249,799           2.28
 1998                    18,133       11.837     214,642         2.17      19,834       11.814   234,337           2.26
 1997                    18,744       11.993     224,796         2.20      11,394       11.981   136,521           2.29
 19965                    2,613       10.330      27,141         2.40+          -            -         -          -




Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


7. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Templeton Developing Markets Equity Fund
December 31,
 1999                    11,226      $12.188    $136,842         2.79%      3,389      $12.125   $41,093           2.88%
 1998                    15,989        7.993     127,804         2.81       3,425        7.958    27,259           2.90
 1997                    23,005       10.340     237,895         2.82       2,663       10.305    27,448           2.91
 1996                    22,423       11.487     259,346         2.89           -            -         -          -
 1995                    15,618        9.582     150,481         2.81           -            -         -          -

Templeton Global Asset Allocation Fund
December 31,
 1999                     2,504       14.408      36,071         2.22       1,403       14.347    20,133           2.31
 1998                     4,056       13.589      55,102         2.24       1,491       13.543    20,200           2.33
 1997                     5,229       13.786      72,082         2.34       1,008       13.752    13,864           2.43
 1996                     4,104       12.514      52,117         2.26           -            -         -           -
 19956                    1,338       10.591      14,234         2.30+          -            -         -           -

Templeton Global Growth Fund
December 31,
 1999                    24,872       19.466     484,117         2.28       9,008       19.364   174,453           2.37
 1998                    34,226       16.309     558,162         2.28       8,864       16.238   143,943           2.37
 1997                    41,433       15.176     628,785         2.28       5,525       15.124    83,558           2.37
 1996                    40,327       13.560     550,066         2.33           -            -         -           -
 1995                    28,309       11.339     322,284         2.37           -            -         -           -

Templeton Global Income Securities Fund
December 31,
 1999                     4,226       16.635      70,284         2.05         657       16.472    10,843           2.14
 1998                     6,976       17.905     124,899         2.03         651       17.746    11,582           2.12
 1997                     9,434       16.957     159,973         2.02         393       16.821     6,620           2.11
 1996                    11,857       16.781     198,968         2.01           -            -         -           -
 1995                    14,181       15.522     220,143         2.04           -            -         -           -

Templeton International Equity Fund
December 31,
 1999                    27,313       23.022     628,777         2.30       4,164       22.858    95,194           2.39
 1998                    44,256       18.437     815,915         2.28       4,427       18.322    81,113           2.37
 1997                    58,179       17.711   1,030,420         2.29       3,122       17.617    55,008           2.38
 1996                    64,375       16.081   1,036,583         2.29           -            -         -           -
 1995                    59,883       13.263     794,670         2.32           -            -         -           -

Templeton International Smaller Companies Fund
December 31,
 1999                     1,034       11.441      11,825         2.51         865       11.403     9,864           2.60
 1998                     1,533        9.364      14,354         2.50         967        9.342     9,037           2.59
 1997                     1,998       10.825      21,626         2.46         792       10.809     8,557           2.55
 19963                    1,388       11.145      15,527         2.18+          -            -         -          -



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


7. UNIT VALUES - VALUEMARK II, III, AND IV (CONTINUED)

                                     Valuemark II & III                                   Valuemark IV
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                              Ratio of
                        Accumulation                         Expenses     Accumulation                             Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto   Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)   Net Assets*
-----------------------------------------------------------------------------------------------------------------------------------

Templeton Pacific Growth Fund
December 31,
 1999                     7,066      $10.915     $77,144         2.48%      1,041      $10.838   $11,295           2.57%
 1998                    10,669        8.078      86,200         2.50         655        8.028     5,274           2.59
 1997                    15,833        9.431     149,327         2.43         379        9.381     3,566           2.52
 1996                    22,061       14.932     330,159         2.39           -            -         -          -
 1995                    22,483       13.630     306,843         2.41           -            -         -          -

USAllianz VIP Diversified Assets Fund
December 31,
 19991                        9       10.170          88         2.40+          1       10.168        15           2.49+

USAllianz VIP Fixed Income Fund
December 31,
 19991                       13        9.751         124         2.15+          1        9.749         5           2.24+

USAllianz VIP Growth Fund
December 31,
 19991                       21       10.733         226         2.30+         10       10.731       105           2.39+

* For the year ended  December 31,  including  the effect of the expenses of the underlying  funds.
+  Annualized.
1  Period  from  November  12,  1999  (fund commencement)   to  December   31,  1999.
2  Period  from  May  1,  1998  (fund commencement)   to  December   31,  1998.
3  Period  from  May  1,  1996  (fund commencement)  to  December  31,  1996.
4  Period  from  November  1, 1995 (fund commencement)  to  December  31,  1995.
5  Period  from  November  8, 1996 (fund commencement)   to  December   31,  1996.
6  Period  from  May  1,  1995  (fund commencement) to December 31, 1995.



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


8. UNIT VALUES - VALUEMARK CHARTER

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for the period from January 5, 1999 (product inception) to December 31, 1999 follows.

                                Valuemark Charter Traditional                      Valuemark Charter Enhanced
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                          Ratio of
                        Accumulation                         Expenses     Accumulation                         Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands)Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Franklin Global Communications Securities Fund
December 31, 1999             5      $39.861        $213         1.92%          7      $39.011      $275           2.12%

Franklin Global Health Care Securities Fund
December 31, 1999             3        9.626          33         2.22           5        9.594        50           2.42

Franklin Growth and Income Fund
December 31, 1999            21       26.792         545         1.90           9       26.220       238           2.10

Franklin High Income Fund
December 31, 1999            20       21.405         429         1.94           1       20.949        18           2.14

Franklin Income Securities Fund
December 31, 1999            49       24.923       1,206         1.90           4       24.391        92           2.10

Franklin Large Cap Growth Securities Fund
December 31, 1999            19       20.337         392         2.17           7       20.188       144           2.37

Franklin Money Market Fund
December 31, 1999           562       15.225       8,557         1.94           1       14.901        16           2.14

Franklin Natural Resources Securities Fund
December 31, 1999             5       11.374          62         2.07           -       11.131         6           2.27

Franklin Real Estate Fund
December 31, 1999            20       21.919         429         1.98           1       21.452        14           2.18

Franklin Rising Dividends Securities Fund
December 31, 1999            18       19.156         340         2.16          11       18.857       206           2.36

Franklin Small Cap Fund
December 31, 1999            32       28.565         904         2.17           3       28.328        79           2.37

Franklin U.S. Government Fund
December 31, 1999            87       19.049       1,647         1.92          12       18.643       217           2.12

Franklin Value Securities Fund
December 31, 1999            14        7.749         108         2.21           3        7.753        21           2.41

Mutual Discovery Securities Fund
December 31, 1999            20       13.779         275         2.42          10       13.692       136           2.62

Mutual Shares Securities Fund
December 31, 1999            65       13.362         875         2.19           8       13.278       100           2.39

Templeton Developing Markets Equity Fund
December 31, 1999            21       12.331         253         2.82           7       12.189        89           3.02

Templeton Global Asset Allocation Fund
December 31, 1999             2       17.693          36         2.22           1       17.527        16           2.42

Templeton Global Growth Fund
December 31, 1999            51       19.717       1,012         2.29          15       19.490       313           2.49

Templeton Global Income Securities Fund
December 31, 1999            25       17.033         435         2.06           -       16.670         6           2.26



Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Notes to Financial Statements (continued)
December 31, 1999


8. UNIT VALUES - VALUEMARK CHARTER (CONTINUED)

                                Valuemark Charter Traditional                      Valuemark Charter Enhanced
------------------------------------------------------------------------------------------------------------------------------------
                                                             Ratio of                                               Ratio of
                        Accumulation                         Expenses     Accumulation                              Expenses
                      Units OutstandingAccumulationNet Assetsto Average Units OutstandingAccumulationNet Assetsto     Average
                       (in thousands)Unit Value(in thousands)Net Assets* (in thousands)Unit Value(in thousands      Net Assets*
------------------------------------------------------------------------------------------------------------------------------------

Templeton International Equity Fund
December 31, 1999           124      $23.368      $2,895         2.32%         14      $23.004      $303           2.52%

Templeton International Smaller Companies Fund
December 31, 1999             -       11.547           4         2.53           4       11.462        51           2.73

Templeton Pacific Growth Fund
December 31, 1999             6       11.121          63         2.51           4       10.948        48           2.71

* For the year ended December 31, including the effect of the expenses of the underlying funds.







                             ALLIANZ LIFE INSURANCE
                            COMPANY OF NORTH AMERICA
                                AND SUBSIDIARIES
                        Consolidated Financial Statements
                           December 31, 1999 and 1998

Allianz Life Insurance Company of North America
And Subsidiaries
Independent Auditors' Report

The Board of Directors

Allianz Life Insurance Company of North America and subsidiaries:
We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1999 and 1998, and the related consolidated statements of operations, comprehensive
(loss) income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1999 and 1998, and the results of their operations and cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.

As discussed in note 1 to the consolidated financial statements, the Company changed its method of calculating deferred acquisition costs and future benefit reserves for two-tiered annuities.

                                                                       KPMG LLP



February 7, 2000




Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Balance Sheets

December 31, 1999 and 1998 (in thousands)

  Assets                                                                                    1999              1998
------------------------------------------------------------------------------------------------------------------------------------
Investments:
   Fixed maturities, at fair value                                                     $ 4,582,350        2,538,291
   Equity securities, at fair value                                                       675,541           512,404
   Mortgage loans on real estate                                                          528,933           457,128
   Certificates of deposit and short-term securities                                      139,571           166,366
   Policy loans                                                                            46,573             7,118
   Real estate                                                                            154,063            80,637
   Options                                                                                 68,217            15,109
   Investment in equity investments                                                         3,045            80,928
------------------------------------------------------------------------------------------------------------------------------------
     Total investments                                                                  6,198,293         3,857,981
Cash                                                                                       58,110            67,195
Accrued investment income                                                                  73,774            36,649
Receivables (net of allowance for uncollectible accounts of
 $3,395 in 1999 and $3,254 in 1998)                                                       310,866           323,971
Reinsurance recoverable:
   Funds held on deposit                                                                1,151,941         1,170,170
   Recoverable on future policy benefit reserves                                        3,330,612         1,191,098
   Recoverable on unpaid claims                                                           405,086           293,179
   Receivable on paid claims                                                               74,483            24,986
Goodwill (net of accumulated amortization of $3,847 in 1999)                              304,561                 0
Value of business acquired                                                                210,363                 0
Deferred acquisition costs                                                                801,763           930,059
Other assets                                                                               55,811            35,755
Federal income tax recoverable                                                             10,484             4,060
------------------------------------------------------------------------------------------------------------------------------------
   Assets, exclusive of separate account assets                                        12,986,147         7,935,103
Separate account assets                                                                 8,488,404         9,915,150
------------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                                        $21,474,551        17,850,253
------------------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Balance Sheets (continued)

December 31, 1999 and 1998 (in thousands)

                                                                                            1999              1998
------------------------------------------------------------------------------------------------------------------------------------
Liabilities Future benefit reserves:

      Life                                                                            $ 1,874,904         1,445,844
      Annuity                                                                           7,796,583         3,588,491
   Policy and contract claims                                                             927,915           770,846
   Unearned premiums                                                                       49,013            53,778
   Reinsurance payable                                                                    212,239           129,397
   Deferred income on reinsurance                                                         186,888           106,065
   Deferred income taxes                                                                   51,356           257,903
   Accrued expenses                                                                       108,232            91,631
   Commissions due and accrued                                                             55,904            41,000
   Other policyholder funds                                                                77,782            20,586
   Other liabilities                                                                       98,251            89,038
------------------------------------------------------------------------------------------------------------------------------------
        Liabilities, exclusive of separate account liabilities                         11,439,067         6,594,579
   Separate account liabilities                                                         8,488,404         9,915,150
------------------------------------------------------------------------------------------------------------------------------------
        Total liabilities                                                              19,927,471        16,509,729
------------------------------------------------------------------------------------------------------------------------------------
Stockholder's equity:
   Common stock, $1 par value, 20 million shares authorized, issued and outstanding        20,000            20,000
   Additional paid-in capital                                                             830,274           407,088
   Retained earnings                                                                      632,320           673,857
   Accumulated other comprehensive income                                                  64,486           239,579
------------------------------------------------------------------------------------------------------------------------------------
        Total stockholder's equity                                                      1,547,080         1,340,524
Commitments and contingencies (notes 7 and 12)
------------------------------------------------------------------------------------------------------------------------------------
        Total liabilities and stockholder's equity                                     $21,474,551        17,850,253
------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Operations

Years ended December 31, 1999, 1998 and 1997 (in thousands)


                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Revenue:
   Life insurance premiums                                            $  447,026          416,199           339,841
   Other life policy considerations                                       31,786           52,668            83,816
   Annuity considerations                                                239,070          222,632           219,262
   Accident and health premiums                                          843,906          773,570           747,718
------------------------------------------------------------------------------------------------------------------------------------
     Total premiums and considerations                                 1,561,788        1,465,069         1,390,637
   Premiums and annuity considerations ceded                             478,239          411,316           438,018
------------------------------------------------------------------------------------------------------------------------------------
        Net premiums and considerations                                1,083,549        1,053,753           952,619
   Investment income, net                                                274,860          217,066           162,350
   Realized investment gains                                             112,253           89,226            61,488
   Other                                                                  72,301           78,174            53,760
------------------------------------------------------------------------------------------------------------------------------------
     Total revenue                                                     1,542,963        1,438,219         1,230,217
------------------------------------------------------------------------------------------------------------------------------------
Benefits and expenses:
   Life insurance benefits                                               382,464          461,891           336,090
   Annuity benefits                                                      243,398          251,463           206,189
   Accident and health insurance benefits                                765,257          623,640           566,746
------------------------------------------------------------------------------------------------------------------------------------
     Total benefits                                                    1,391,119        1,336,994         1,109,025
   Benefit recoveries                                                    443,441          501,719           426,607
------------------------------------------------------------------------------------------------------------------------------------
        Net benefits                                                     947,678          835,275           682,418
   Commissions and other agent compensation                              304,816          322,697           310,665
   General and administrative expenses                                   162,798          116,007           106,744
   Taxes, licenses and fees                                               26,292           15,848            20,605
   Amortization of goodwill                                                3,847                0                 0
   Amortization of value of business acquired, net of interest credited    4,161                0                 0
   Change in deferred acquisition costs, net                             129,142           (2,979)          (63,742)
------------------------------------------------------------------------------------------------------------------------------------
     Total benefits and expenses                                       1,578,734        1,286,848         1,056,690
------------------------------------------------------------------------------------------------------------------------------------
     (Loss) income from operations before income taxes                   (35,771)         151,371           173,527
------------------------------------------------------------------------------------------------------------------------------------
Income tax (benefit) expense:   Current                                   63,371           48,410            31,571
   Deferred                                                              (73,727)           2,822            28,283
------------------------------------------------------------------------------------------------------------------------------------
     Total income tax (benefit) expense                                  (10,356)          51,232            59,854
------------------------------------------------------------------------------------------------------------------------------------
     (Loss) income before cumulative effect of change in accounting      (25,415)         100,139           113,673
Cumulative effect of change in accounting, net of tax benefit of $8,682  (16,122)               0                 0
------------------------------------------------------------------------------------------------------------------------------------
     Net (loss) income                                                $  (41,537)         100,139           113,673
------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Comprehensive (Loss) Income

Years ended December 31, 1999, 1998 and 1997 (in thousands)

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Net (loss) income                                                     $  (41,537)          100,139          113,673
------------------------------------------------------------------------------------------------------------------------------------
Other comprehensive (loss) gain:

   Foreign currency translation adjustments, net of tax                    1,461            (1,761)            (975)
------------------------------------------------------------------------------------------------------------------------------------
Unrealized (losses) gains on fixed maturities and equity securities:  Unrealized holding (losses) gains arising during the period net of tax (benefit) expense of
$(55,781), $57,703 and $71,594 in 1999, 1998,

and 1997, respectively                                                  (103,590)          107,162          132,961
Reclassification adjustment for gains included in net income, net of tax expense of $39,289, $30,627, and $21,588 in 1999, 1998, and 1997,
 respectively                                                             72,964           56,879            40,093
------------------------------------------------------------------------------------------------------------------------------------
        Total unrealized holding (losses) gains                         (176,554)          50,283            92,868
------------------------------------------------------------------------------------------------------------------------------------

        Total other comprehensive (loss) income                         (175,093)          48,522            91,893
------------------------------------------------------------------------------------------------------------------------------------

        Total comprehensive (loss) income                             $ (216,630)         148,661            205,566
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Stockholder's Equity

Years ended December 31, 1999, 1998 and 1997 (in thousands)

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
   Balance at beginning and end of year                               $   20,000           20,000            20,000
------------------------------------------------------------------------------------------------------------------------------------
Preferred stock:
   Balance at beginning of year                                                0           25,000            25,000
   Redemption of stock during the year                                         0           (25,000)               0
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                                    0                0            25,000
------------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital:   Balance at beginning of year               407,088          407,088           407,088
   Capital contribution                                                  423,186                0                 0
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                              830,274          407,088           407,088
------------------------------------------------------------------------------------------------------------------------------------
Retained earnings:
   Balance at beginning of year                                          673,857          574,447           462,925
   Net income                                                             41,537)         100,139           113,673
   Cash dividend to stockholder                                                0             (729)          (2,151)
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                              632,320          673,857           574,447
------------------------------------------------------------------------------------------------------------------------------------
Accumulated other comprehensive income: Accumulated unrealized holding gain:

     Balance at beginning of year                                        245,788          195,505           102,637
     Net unrealized gain (loss) on investments
        during the year, net of deferred federal income taxes           (176,554)          50,283            92,868
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                               69,234          245,788           195,505
Accumulated unrealized foreign currency (loss):
   Balance at beginning of year                                           (6,209)          (4,448)           (3,473)
   Net unrealized gain (loss) on foreign currency
     translation during the year, net of deferred federal income taxes     1,461           (1,761)             (975)
------------------------------------------------------------------------------------------------------------------------------------
     Balance at end of year                                               (4,748)          (6,209)           (4,448)
------------------------------------------------------------------------------------------------------------------------------------
   Total accumulated other comprehensive income                           64,486          239,579           191,057
------------------------------------------------------------------------------------------------------------------------------------
     Total stockholder's equity                                       $1,547,080        1,340,524         1,217,592
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Cash Flows

December 31, 1999, 1998 and 1997 (in thousands)


                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) operating activities:
   Net (loss) income                                                  $   (41,537)        100,139           113,673
------------------------------------------------------------------------------------------------------------------------------------
   Adjustments to reconcile  net (loss) income to net cash (used in) provided by operating activities:

        Realized investment gains                                        (112,253)         (89,226)          (61,488)
        Deferred federal income tax expense                               (82,409)           2,822            28,283
        Charges to policy account balances                                (66,945)        (104,681)         (148,159)
        Interest credited to policy account balances                      251,303          262,956           251,182
        Change in:
          Accrued investment income                                        (1,921)           1,696            (2,215)
          Receivables                                                      17,873          (61,295)         (107,398)
          Reinsurance recoverable                                        (435,498)        (162,959)       (1,205,410)
          Deferred acquisition costs                                      128,296           (2,979)          (63,742)
          Future benefit reserves                                        (136,722)          25,183           138,370
          Policy and contract claims and other policyholder funds         184,939          154,213            92,230
          Unearned premiums                                                (4,765)           3,610            17,992
          Reinsurance payable                                              13,820           17,713            68,725
          Current tax recoverable                                          (6,424)          16,701            (8,306)
          Accrued expenses and other liabilities                          (31,349)          14,797            12,113
          Commissions due and accrued                                       5,627            1,483             2,414
        Depreciation and amortization                                      (5,917)         (12,711)          (13,312)
        Equity in earnings of equity investments                             (690)          (2,207)                0
        Other, net                                                         (1,151)              94                18
------------------------------------------------------------------------------------------------------------------------------------
        Total adjustments                                                (284,186)          65,210          (998,703)
------------------------------------------------------------------------------------------------------------------------------------
        Net cash (used in) provided by operating activities              (325,723)         165,349          (885,030)
------------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Cash Flows (continued)

Years ended December 31, 1999, 1998 and 1997 (in thousands)


                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Cash flows (used in) provided by operating activities                 $  (325,723)         165,349          (885,030)
Cash flows (used in) provided by investing activities:
   Purchase of fixed maturities                                        (1,171,682)      (1,256,653)       (1,748,950)
   Purchase of equity securities                                         (404,985)      (1,518,096)       (1,699,847)
   Purchase of real estate                                                (66,502)         (36,367)           (8,398)
   Purchase of options                                                    (32,617)         (11,503)           (3,482)
   Funding of mortgage loans                                             (114,840)        (168,870)         (103,626)
   Sale of fixed maturities                                             1,123,115        1,460,969         1,921,534
   Matured fixed maturities                                                21,280           28,152             1,150
   Sale of equity securities                                              385,559        1,560,695         1,691,789
   Sale of real estate                                                          0            7,103               551
   Repayment of mortgage loans                                             41,355           29,105            29,520
   Net change in certificates of deposit and short-term securities         38,121          (49,242)           87,848
   Purchase of Life USA, net of cash acquired                            (370,881)         (79,091)                0
   Other                                                                   (5,438)          (5,489)           94,126
------------------------------------------------------------------------------------------------------------------------------------
   Net cash (used in) provided by investing activities                   (557,515)         (39,287)          262,215
------------------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) financing activities:

   Policyholders' deposits to account balances                         1,033,877          864,446           748,430
   Policyholders' withdrawals from account balances                      (663,733)        (562,667)         (524,579)
   Change in assets held under reinsurance agreements                      80,823            7,876           150,526
   Funds (repaid) borrowed on dollar reverse repurchase agreements, net         0         (369,664)          239,468
   Capital contribution                                                   423,186                0                 0
   Redemption of preferred stock                                                0          (25,000)                0
   Cash dividends paid                                                          0             (729)           (2,151)
------------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) financing activities                    874,153          (85,738)          611,694
------------------------------------------------------------------------------------------------------------------------------------
        Net change in cash                                                 (9,085)          40,324           (11,121)
Cash at beginning of year                                                  67,195           26,871            37,992
------------------------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                   $   58,110           67,195             26,871
------------------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.



Allianz Life Insurance Company of North America
And Subsidiaries
Consolidated Statements of Cash Flows (continued)

Years ended December 31, 1999, 1998 and 1997 (in thousands)

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Supplemental disclosures of noncash transactions:
   Fair value of assets acquired in acquisition of LifeUSA:

     Fixed maturities                                                 $ 2,283,214                0                 0
     Equity securities                                                    21,358                 0                 0
     Certificates of deposit and short-term securities                    11,285                 0                 0
     Policy loans                                                         37,618                 0                 0
     Options                                                              20,491                 0                 0
     Cash                                                                 62,767                 0                 0
     Accrued investment income                                            35,204                 0                 0
     Receivables (net of allowance for uncollectible accounts of $145)     4,768                 0                 0
     Recoverable on future policy benefit reserves - annuity           3,023,377                 0                 0
     Deferred tax asset                                                   29,825                 0                 0
     Other assets                                                         21,291                 0                 0

   Liabilities assumed in acquisition of LifeUSA:

     Future policy benefit reserves - annuity                          5,395,155                 0                 0
     Reinsurance payable                                                  69,022                 0                 0
     Accrued expenses                                                     14,611                 0                 0
     Commissions due and accrued                                           9,277                 0                 0
     Other policyholder funds                                             29,729                 0                 0
     Other liabilities                                                    42,552                 0                 0


See accompanying notes to consolidated financial statements.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(1) Summary of Significant Accounting Policies

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a wholly owned subsidiary of Allianz Aktiengesellschaft Holding (Allianz AG), a Federal Republic of Germany company.

The Company is a life insurance company that is licensed to sell group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories. Based on 1999 net revenues and considerations, 36%, 18% and 46% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with other insurance companies, third party marketing organizations and with independent agents. The Company has a significant relationship with The Franklin Templeton Group and its broker/dealer network related to sales of its variable life and variable annuity products.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiaries, Life USA Holding, Inc. (Life USA) and Preferred Life Insurance Company of New York, and other less significant subsidiaries have been consolidated. The consolidated financial statements only include the results of Life USA's operations subsequent to October 1, 1999, the date of its acquisition by the Company (see note 2). All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary significantly from management's estimates.

Traditional Life, Group Life and Group Accident and Health Insurance
Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Nontraditional and Variable Life and Annuity Business

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(1) Summary of Significant Accounting Policies (Continued)


Value of Business Acquired and Goodwill

The value of insurance in force purchased is recorded as the value of business acquired (VOBA). The initial value was determined by an actuarial study using the present value of future profits in calculating the value of the insurance purchased. An accrual of interest is added to the unamortized balance using the rates credited to the policyholder accounts. The balance is amortized in relation to the present value of expected future gross profits in the same manner as deferred acquisition costs. The amortization period is expected to be approximately 20 years from the date the business was acquired. The activity in the VOBA balance for 1999 is summarized below.

Balance, beginning of year$  0
Additions              214,524
Interest                 1,975
Amortization           (6,136)
                        ------
Balance, end of year   210,363
                        ------

The  amortization  of the VOBA in each of the next five years is expected to be:
2000 - $21,491;  2001 -  $20,123;  2002 -  $18,329;  2003 - $18,105;  and 2004 -
$16,958.

Goodwill is the excess of the amount paid to acquire a company over the fair value of its net assets and VOBA, reduced by amortization and valuation adjustments, if any. Goodwill is amortized on a straight-line basis over 20 years. The value of VOBA and goodwill will be monitored at least annually based on estimates of future earnings. For VOBA, those earnings relate to the insurance in force purchased. For goodwill, estimates will be based on production subsequent to the purchase. If estimated future earnings are less than the carrying amount of the related asset, the carrying value of the asset may not be recoverable. If impairment is indicated, the carrying value will be reduced to its fair value with a corresponding charge to earnings.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs that vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 1999, 1998 and 1997 were $312,036, $202,644, and $219,266, respectively.

Future Policy Benefit Reserves

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 6% to 3.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(1) Summary of Significant Accounting Policies (Continued)


Reinsurance

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivable. Reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Investments

The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value. Short-term investments are carried at amortized cost, which approximates market value. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 1999 and 1998, investments with a carrying value of $164,045 and $116,197, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

Accounting for Option Contracts

Certain annuity products provide additional benefits to the policy annuitization value based on the growth in the Standard & Poor's (S&P) 500 Index. The Company has analyzed the characteristics of these benefits and has purchased option contracts tied to the S&P 500 Index with similar characteristics to hedge these risks. Management monitors correlation of in force amounts and option contract values to ensure proper matching. If persistency assumptions were to deviate significantly from anticipated rates, management would purchase or sell option contracts as deemed appropriate. As of December 31, 1999, management believes a proper hedge exists.

The option contracts are reported at fair value on the consolidated balance sheet. The fair value of the options is deemed by management to approximate the estimated market values. Unrealized gains and losses on the option contracts are recorded in annuity benefits on the consolidated statement of operations to offset increases in the future policy benefits liability recorded for the index benefit.

The Company purchases "over-the-counter" European-Asian call option contracts based upon the S&P 500 Index. Two types of options are purchased: five- and seven-year options with daily averaging of the index during the last year of the contract and five-year cliquet options which use monthly averaging of the index during each year and resets at each anniversary date of the contract. The strike price depends on the product, index period, cap and credited rate. The Company only purchases option contracts from counterparties rated AA- or better and the option contracts are not used for trading purposes.

Income Taxes

Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(1) Summary of Significant Accounting Policies (Continued)


Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

Accounting Changes

Effective January 1, 1999, the Company changed its methodology for calculating deferred acquisition costs and future benefit reserves for two tiered deferred annuities. The revised calculation better reflects the income streams from this product. Under the previous method of accounting, a disproportionate amount of gains were recognized when contract annuitization or surrenders occurred. The new methodology provides for profit emergence over the life of the block of annuities. The cumulative effect of the change in accounting principle for the years prior to 1999 in the amount of $16,122, net of taxes, is recorded in the accompanying consolidated statement of operations. The effect of the change in methodology does not have a significant impact on the financial statements for prior years, therefore no proforma retroactive information is included.

In 1999, the Company adopted Statement of Position (SOP) 97-3, Accounting for Insurance and Other Enterprises for Insurance-Related Assessment, and SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. No material adjustments were made to the consolidated financial statements upon adoption of these statements.

     In 1998, the Company  adopted  Statement of Financial  Accounting  Standard
(SFAS) No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, and SFAS No. 132, Employers Disclosures about Pensions and Other Postretirement Benefits. No adjustments were made to the consolidated financial statements upon adoption of these pronouncements.


Accounting Pronouncements to be Adopted

     In June 1998, the Financial Accounting Standards Board issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. The statement establishes accounting and reporting standards for derivative financial instruments and other similar financial instruments and for hedging activities. In June 1999, SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of Effective Date of FASB Statement No. 133 was issued. This statement defers the effective date to fiscal years beginning after June 15, 2000. The Company will adopt these statements on January 1, 2001. The impact of adoption of SFAS No. 133 on the financial position of the Company has not been determined.


Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(2) Business Combination

On October 1, 1999, the Company acquired all of the outstanding capital stock (including all outstanding options) of Life USA that it did not already own for approximately $423 million in cash. The acquisition was financed by a capital contribution from AZOA.

The acquisition was accounted for under the purchase method of accounting and, accordingly, the consolidated financial statements include only the results of Life USA's operations from the date of acquisition. The value of business acquired was approximately $215 million and is being amortized in relation to the present value of future gross profits, which will be approximately 20 years. The remaining excess of the purchase price over the fair value of assets acquired in the amount of $308 million has been recorded as goodwill and is being amortized on a straight-line basis over 20 years.

During 1999, expenses of approximately $7 million were recorded related to the acquisition of Life USA and its integration with the Company. These expenses resulted primarily from the costs of the integration of the Company's and Life USA's strategies, policies and practices. These charges include filing fees, legal fees and other consulting fees related to the acquisition.

Following are the Company's unaudited pro forma results for the years ended December 31, 1999 and 1998 assuming the acquisition occurred on January 1, 1998.

                                          Unaudited
                                   1999              1998
------------------------------------------------------------------------------
Total revenue                 $ 1,766,792         1,654,531
Net (loss) income                 (44,624)          103,236
------------------------------------------------------------------------------

These unaudited pro forma results have been prepared for comparative purposes only and include additional amortization expenses as a result of goodwill and certain other adjustments. They do not purport to be indicative of the results of operations that actually would have resulted had the combination occurred on January 1, 1998 or that may result in the future.

In 1998, the Company accounted for its investment in Life USA under the equity method of accounting and carried its investment at cost, adjusted for its share of Life USA's earnings, amortization of goodwill and dividends received. The difference between the cost of the investment and underlying equity was to be amortized on a straight-line basis over ten years. As of December 31, 1998, the company held 21.41% of the outstanding common stock of Life USA with an approximate market value of $68,290. The carrying value of the Life USA investment at year-end 1998 was $80,928, which was $20,983 higher than the equity in net assets of $59,945.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(3) Investments

Investments at December 31, 1999 consist of:

                                                                                                             Amount
                                                                                                            shown on

                                                                         Amortized        Estimated       consolidated
                                                                           cost             fair             balance
                                                                          or cost           value             sheet
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
   U.S. government                                                    $  294,587          291,996           291,996
   States and political subdivisions                                      57,378           52,452            52,452
   Foreign government                                                    172,877          169,686           169,686
   Public utilities                                                      227,934          220,602           220,602
   Corporate securities                                                2,981,913        2,873,327         2,873,327
   Mortgage backed securities                                            345,794          347,235           347,235
   Collateralized mortgage obligations                                   634,680          627,052           627,052
------------------------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                                           $4,715,163        4,582,350         4,582,350
------------------------------------------------------------------------------------------------------------------------------------
Equity securities:
   Common stocks:
     Banks, trusts and insurance companies                                22,935           23,831            23,831
     Industrial and miscellaneous                                        413,279          651,710           651,710
------------------------------------------------------------------------------------------------------------------------------------
     Total equity securities                                          $  436,214          675,541           675,541
------------------------------------------------------------------------------------------------------------------------------------
Other investments:
   Mortgage loans on real estate                                         528,933            XXXXXX          528,933
   Certificates of deposit and short-term securities                     139,571            XXXXXX          139,571
   Policy loans                                                           46,573            XXXXXX           46,573
   Real estate                                                           154,063            XXXXXX          154,063
   Options                                                                51,131            XXXXXX           68,217
   Investment in equity investments                                        3,045            XXXXXX            3,045
------------------------------------------------------------------------------------------------------------------------------------
     Total other investments                                          $  923,316            XXXXXX          940,402
------------------------------------------------------------------------------------------------------------------------------------
     Total investments                                                $6,074,693            XXXXXX        6,198,293
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(3) Investments (CONTINUED)

At December 31, 1999 and 1998, the amortized cost, gross unrealized gains,  gross unrealized losses and estimated fair values of securities are as follows:

                                                          Amortized        Gross            Gross           Estimated
                                                            cost        unrealized       unrealized           fair
                                                           or cost         gains           losses             value
------------------------------------------------------------------------------------------------------------------------------------
1999:

   U.S. Government                                     $  294,587          3,340            5,931           291,996
   States and political subdivisions                       57,378              0            4,926            52,452
   Foreign government                                     172,877            334            3,525           169,686
   Public utilities                                       227,934             20            7,352           220,602
   Corporate securities                                 2,981,913          3,902          112,488         2,873,327
   Mortgage backed securities                             345,794          5,026            3,585           347,235
   Collateralized mortgage obligations                    634,680          2,126            9,754           627,052
------------------------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                             4,715,163         14,748          147,561         4,582,350
   Equity securities                                      436,214        289,441           50,114           675,541
------------------------------------------------------------------------------------------------------------------------------------
     Total                                             $5,151,377        304,189          197,675         5,257,891
------------------------------------------------------------------------------------------------------------------------------------
1998:

   U.S. Government                                     $  274,813         36,717              234           311,296
   States and political subdivisions                       94,640          6,481                0           101,121
   Foreign government                                      34,652          2,079                0            36,731
   Public utilities                                        66,236          5,948              202            71,982
   Corporate securities                                 1,441,359         67,234            9,891         1,498,702
   Mortgage backed securities                             401,505         26,799                0           428,304
   Collateralized mortgage obligations                     80,599         10,141              585            90,155
------------------------------------------------------------------------------------------------------------------------------------
     Total fixed maturities                             2,393,804        155,399           10,912         2,538,291
   Equity securities                                      278,753        245,913           12,262           512,404
------------------------------------------------------------------------------------------------------------------------------------
     Total                                             $2,672,557        401,312           23,174         3,050,695
------------------------------------------------------------------------------------------------------------------------------------

The changes in unrealized (losses) gains on fixed maturity securities were $(277,300),  $22,170,  and $58,422 in each of the years ended December 31, 1999, 1998 and 1997, respectively.

The changes in unrealized gains in equity investments, which include common stocks and nonredeemable preferred stocks were $5,676,
$55,188, and $84,718 for the years ended December 31, 1999, 1998 and 1997, respectively.



Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(3) Investments (CONTINUED)

The amortized cost and estimated  fair value of fixed  maturities at December 31, 1999, by  contractual  maturity,  are shown below.  Expected  maturities  will differ  from  contractual  maturities  because  borrowers  may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                          Amortized         Estimated
                                                                                            cost           fair value
------------------------------------------------------------------------------------------------------------------------------------
   Due in one year or less                                                             $  102,823           102,554
   Due after one year through five years                                                1,055,901         1,037,031
   Due after five years through ten years                                               1,279,988         1,243,845
   Due after ten years                                                                  1,295,977         1,224,633
   Mortgage backed securities and collateralized mortgage obligations                     980,474           974,287
------------------------------------------------------------------------------------------------------------------------------------
     Totals                                                                            $4,715,163         4,582,350
------------------------------------------------------------------------------------------------------------------------------------

Gross gains of $151,920,  $105,723,  and $70,335 and gross losses of $39,717,  $18,217,  and $8,654 were realized on sales of securities in 1999, 1998 and 1997, respectively.

Net realized investment gains (losses) for the respective years ended December 31 are summarized as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Fixed maturities, at market                                           $    (4,474)         30,299            40,268
Equity securities                                                         116,677          57,207            21,413
Mortgage loans                                                             (1,680)           ,320)             (982)
Real estate                                                                   331           3,133               635
Other                                                                        (601)            93)               154
------------------------------------------------------------------------------------------------------------------------------------
     Net gains before taxes                                               112,253          89,226            61,488
Tax expense on net realized gains                                          39,257          31,229            21,521
------------------------------------------------------------------------------------------------------------------------------------
     Net gains after taxes                                            $    72,996           7,997            39,967
------------------------------------------------------------------------------------------------------------------------------------

     The valuation allowances on mortgage loans at December 31, 1999, 1998 and 1997 and the changes in the allowance for the years then ended are summarized as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Beginning of Year                                                     $    9,599             8,279              7,279
   Charged to operations                                                   1,680             1,320             1,000
   Recoveries                                                                  0                0                  0
------------------------------------------------------------------------------------------------------------------------------------
End of Year                                                           $   11,279             9,599             8,279
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(3) Investments (CONTINUED)

Major categories of net investment income for the respective years ended December 31 are:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Interest:
   Fixed maturities                                                   $  212,992          155,397           211,335
   Mortgage loans                                                         40,011           34,449            25,232
   Policy loans                                                              737              497             6,526
   Short-term investments                                                  1,823           15,022            12,804
Dividends:
   Preferred stock                                                           212              668               748
   Common stock                                                            5,259            5,190             4,603
Interest on assets held by reinsurers                                      8,097            8,272             8,858
Rental income on real estate                                              13,356            7,505             5,657
Other invested assets                                                      6,405            1,132             3,781
------------------------------------------------------------------------------------------------------------------------------------
     Total investment income                                             288,892          228,132           279,544

Investment expenses related to coinsurance agreements (note 8)             2,660            2,689            98,417
Investment expenses                                                       11,372            8,377            18,777
------------------------------------------------------------------------------------------------------------------------------------
     Net investment income                                            $  274,860          217,066           162,350
------------------------------------------------------------------------------------------------------------------------------------

During the first two months of 1998,  the Company  entered into mortgage  backed  security  reverse  repurchase  transactions
("dollar rolls") with certain  securities  dealers.  Under this program,  the Company sold certain  securities for delivery in the current  month and  simultaneously  contracted  with the same dealer to repurchase  similar,  but not  identical,  securities on a specified future date. The Company gave up the right to receive  principal and interest on the securities sold. As of December 31,
1999 and 1998 there were no outstanding  amounts under the Company's  dollar roll program.  Average  balances  outstanding for the first two months of 1998 were $120,525 and weighted average interest rates were 6.5%. The maximum balance  outstanding during 1998 was $120,525. No dollar rolls were transacted in 1999.



Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(4) Summary Table of Fair Value Disclosures

                                                                   1999                               1998
------------------------------------------------------------------------------------------------------------------------------------
                                                          Carrying         Fair           Carrying            Fair
                                                           Amount          Value           Amount             Value
                                                           -------         -----           -------            -----
Financial assets

------------------------------------------------------------------------------------------------------------------------------------
   Fixed maturities, at market:
     U.S. Government                                   $  291,996        291,996          311,296           311,296
     States and political subdivisions                     52,452         52,452          101,121           101,121
     Foreign governments                                  169,686        169,686           36,731            36,731
     Public utilities                                     220,602        220,602           71,982            71,982
     Corporate securities                               2,873,327      2,873,327        1,546,342         1,546,342
     Mortgage backed securities                           347,235        347,235          380,664           380,664
     Collateralized mortgage obligations                  627,052        627,052           90,155            90,155
   Equity securities                                      675,541        675,541          512,404           512,404
   Mortgage loans                                         528,933        530,033          457,128           495,202
   Short term investments                                 139,571        139,571          166,366           166,366
   Policy loans                                            46,573         46,573            7,118             7,118
   Options                                                 68,217         68,217           15,109            15,109
   Investment in equity investments                         3,045          4,286           80,928            68,290
   Receivables                                            310,866        310,866          323,971           323,971
   Separate accounts assets                             8,488,404      8,488,404        9,915,150         9,915,150

Financial liabilities

------------------------------------------------------------------------------------------------------------------------------------
   Investment contracts                                 7,609,726      7,208,876        3,645,657         3,035,787
   Separate account liabilities                         8,488,404      8,361,112        9,915,150         9,765,791
------------------------------------------------------------------------------------------------------------------------------------

     See Note 1 "Summary of Significant  Accounting  Policies" for description of the methods and significant  assumptions used to estimate fair values.

(5) Receivables

Receivables at December 31 consist of the following:

                                                                                            1999              1998
------------------------------------------------------------------------------------------------------------------------------------
Premiums due                                                                           $  264,685           270,657
Agents balances                                                                             4,809            10,088
Related party receivables                                                                   2,230             3,852
Reinsurance commission receivable                                                           9,304             8,022
Scholarship enrollment fees                                                                14,125            12,010
Due from administrators                                                                     4,550            13,271
Other                                                                                      11,163             6,071
------------------------------------------------------------------------------------------------------------------------------------
        Total receivables                                                              $  310,866            323,971
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(6) Accident and Health Claims Reserves

Accident and health claims reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given  accident year is gradually  reduced as new  information  emerges each  succeeding  year,  thereby  allowing more reliable re-evaluations of such reserves.  While management  believes that reserves as of December 31, 1999 are adequate,  uncertainties in the  reserving  process  could cause such  reserves to develop  favorably  or  unfavorably  in the near term as new or  additional information  emerges.  Any  adjustments to reserves are reflected in the operating  results of the periods in which they are made.
Movements in reserves,  which are small  relative to the amount of such  reserves,  could  significantly  impact  future  reported earnings of the Company.

Activity in the accident and health claims  reserves,  exclusive of long term care,  hospital  indemnity and AIDS reserves of
$19,542, $9,918, and $12,479 in 1999, 1998 and 1997, respectively, is summarized as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance
   recoverables of $128,764, $141,033, and $124,320                   $  366,425          312,886           273,813
Adjustment primarily related to commutation of block of business         (53,585)               0                 0
Incurred related to:
   Current year                                                          431,279          417,042           346,901
   Prior years                                                             3,264           (12,217)          (12,087)
------------------------------------------------------------------------------------------------------------------------------------
Total incurred                                                           434,543          404,825           334,814
------------------------------------------------------------------------------------------------------------------------------------
Paid related to:
   Current year                                                          193,341          204,100           150,942
   Prior years                                                           185,696          147,186           144,798
------------------------------------------------------------------------------------------------------------------------------------
 Total paid                                                              379,037          351,286           295,740
------------------------------------------------------------------------------------------------------------------------------------
Balance at December 31, net of reinsurance
   recoverables of $175,142, $128,764, and $141,033                   $  368,346          366,425            312,887
------------------------------------------------------------------------------------------------------------------------------------

The Company incurred  additional losses in 1999 on prior year incurred claims primarily on its reinsurance  assumed (non-HMO)
business.  Due to lower than anticipated  losses related to prior years,  the provision for claims and claim  adjustment  expenses decreased in 1998 and 1997.



Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(7) Reinsurance

In the normal  course of business,  the Company  seeks to limit its  exposure to loss on any single  insured and to recover a portion of benefits paid by ceding risks under excess  coverage and  coinsurance  contracts.  The Company  retains a maximum of $1 million  coverage per individual  life.  Reinsurance  contracts do not relieve the Company from its obligations to  policyholders.
Failure of  reinsurers  to honor their  obligations  could result in losses to the Company.  The Company  evaluates  the financial condition of its  reinsurers  and monitors  concentrations  of credit risk to minimize  its  exposure to  significant  losses from reinsurer insolvencies.

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                           Percentage

                                                           Assumed         Ceded                            of amount
                                            Direct       from other      to other            Net             assumed
Year ended                                  amount        companies      companies         amount            to net
------------------------------------------------------------------------------------------------------------------------------------
December 31, 1999:
Life insurance in force                $36,994,161    129,809,733     24,174,006      142,629,888              91.0%
------------------------------------------------------------------------------------------------------------------------------------
Premiums:
   Life                                   205,208         273,604         67,069          411,743              66.5%
   Annuities                              199,341          39,729         95,232          143,838              27.6%
   Accident and health                    541,847         302,059        315,938          527,968              57.2%
------------------------------------------------------------------------------------------------------------------------------------
     Total premiums                    $  946,396         615,392        478,239        1,083,549              56.8%
------------------------------------------------------------------------------------------------------------------------------------
December 31, 1998:
Life insurance in force                $34,118,554     98,832,792     19,483,581      113,467,765              87.1%
------------------------------------------------------------------------------------------------------------------------------------
Premiums:
   Life                                   244,416         224,451         93,812          375,055              59.8%
   Annuities                              220,812           1,820         50,385          172,247               1.1%
   Accident and health                    479,237         294,333        267,119          506,451              58.1%
------------------------------------------------------------------------------------------------------------------------------------
     Total premiums                    $  944,465         520,604        411,316        1,053,753              49.4%
------------------------------------------------------------------------------------------------------------------------------------
December 31, 1997:
Life insurance in force                $32,234,241     72,682,842     19,873,094       85,043,989              85.5%
------------------------------------------------------------------------------------------------------------------------------------
Premiums:
   Life                                   252,859         170,798        110,579          313,078              54.6%
   Annuities                              217,353           1,910         30,789          188,474               1.0%
   Accident and health                    436,105         311,612        296,650          451,067              69.1%
------------------------------------------------------------------------------------------------------------------------------------
     Total premiums                    $  906,317         484,320        438,018          952,619              50.8%
------------------------------------------------------------------------------------------------------------------------------------

Included in reinsurance receivables at December 31, 1999 are $2,095,817 and $849,279 recoverable from two insurers who, as of
December 31, 1999, were both rated A+ by A.M.  Best's  Insurance  Reports.  A contingent  liability  exists to the extent that the
Company's reinsurers are unable to meet their contractual obligations.  Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Of the amounts ceded to others, the Company ceded life insurance inforce of $3,387,592,  $2,067,664,  and $1,163,533 in 1999,
1998 and  1997,  respectively,  and life  insurance  premiums  earned  of  $6,008,  $4,165,  and  $2,538  in 1999,  1998 and 1997,
respectively,  to its ultimate  parent  Allianz AG. The Company also ceded  accident and health  premiums  earned to Allianz AG of
$3,131, $2,817, and $2,467 in 1999, 1998 and 1997.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(7) Reinsurance (Continued)

Effective January 1, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of preneed life and annuity business with 1999 premium of $10,300. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $95,000, received a ceding commission of $2,600 and transferred cash of $91,700. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. During 1999, $1,200 was amortized and included in other revenue in the consolidated statements of operations. The servicing of the coinsured business was also transferred to a third party administrator.

Effective December 31, 1999, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure the remaining block of preneed life and annuity business with 1999 premium of $97,100. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $245,000, received a ceding commission of $73,900 and transferred cash of $154,000. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. The servicing of the coinsured business was also transferred to a third party administrator. Because the agreement was effective December 31, 1999, no revenue was recognized on this transaction in 1999.

Effective January 1, 1997, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of business with life insurance inforce of $13,200,000 and 1997 premium of $90,000. The coinsured block included certain universal life and traditional life insurance policies and annuity contracts. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $1,102,000, received a ceding commission of $138,500 and transferred assets of $881,000, which support the business. The unearned ceding commission represents deferred revenue that will be amortized over the revenue-producing period of the related reinsured policies. During 1999, 1998 and 1997 $14,996, $15,965 and $22,647, respectively, was amortized and included in other revenue in the consolidated statements of operations. The servicing of the coinsured business was also transferred to a third party insurer who is also the retrocessionaire of the block. Effective January 1, 1998, the coinsurance agreement was amended to include another block of business with future benefit reserves of $66,000, capitalized deferred acquisition costs of $1,935 and deferred income of $750.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(8) Income Taxes

Income Tax (Benefit) Expense

     Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:

   Current tax expense                                                $   63,371           48,410            31,571
   Deferred tax (benefit) expense                                         (73,727)          2,822            28,283
------------------------------------------------------------------------------------------------------------------------------------
Total income tax (benefit) expense attributable to operations             (10,356)         51,232            59,854
Tax benefit due to cumulative effect of change in accounting               (8,682)              0                 0
------------------------------------------------------------------------------------------------------------------------------------
Total income tax (benefit) expense attributable to net income             (19,038)         51,232            59,854
Income tax effect on equity:
   Income tax allocated to stockholder's equity:

     Attributable to unrealized gains and losses for the year             (94,283)         26,127            49,748
------------------------------------------------------------------------------------------------------------------------------------

Total income tax effect on equity                                     $  (113,321)         77,359           109,602
------------------------------------------------------------------------------------------------------------------------------------


Components of Income Tax (Benefit) Expense

Income tax expense computed at the statutory rate of 35% varies from tax expense  reported in the consolidated  statements of operations for the respective years ended December 31 as follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Income tax (benefit) expense computed at the statutory rate           $   (12,520)         52,980            60,735
Dividends received deductions and tax-exempt interest                      (2,605)         (3,294)           (2,792)
Foreign tax                                                                (1,014)           (133)              916
Interest on tax deficiency                                                    800             900             1,100
Goodwill amortization                                                       1,365               0                 0
Other                                                                       3,618             779              (105)
------------------------------------------------------------------------------------------------------------------------------------
        Income tax (benefit) expense as reported                      $  (10,356)          51,232             59,854
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(8) Income Taxes (Continued)


Components of Deferred Tax Assets and  Liabilities on the Balance Sheet Tax effects of temporary  differences  giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                                                                            1999              1998
------------------------------------------------------------------------------------------------------------------------------------
Deferred tax assets:
   Provision for post retirement benefits                                              $    2,286             2,223
   Allowance for uncollectible accounts                                                       929               929
   Policy reserves                                                                        282,573           173,414
------------------------------------------------------------------------------------------------------------------------------------
     Total deferred tax assets                                                            285,788           176,566
------------------------------------------------------------------------------------------------------------------------------------
Deferred tax liabilities:
   Deferred acquisition costs                                                             219,869           272,815
   Net unrealized gain                                                                     25,701           128,883
   Value of business acquired                                                              73,627                 0
   Other                                                                                   17,947            32,771
------------------------------------------------------------------------------------------------------------------------------------
     Total deferred tax liabilities                                                       337,144           434,469
------------------------------------------------------------------------------------------------------------------------------------
Net deferred tax liability                                                             $   51,356            257,903
------------------------------------------------------------------------------------------------------------------------------------

Although  realization  is not assured,  the Company  believes it is not necessary to establish a valuation  allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized  principally  through future reversals of existing taxable  temporary  differences and future taxable income.  The amount of the deferred tax asset  considered  realizable, however,  could be reduced in the near term if estimates of future reversals of existing taxable temporary  differences and future taxable income are reduced.

The Company and its subsidiaries,  with the exception of Life USA Insurance Company,  files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries.  The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability  pursuant to United States Treasury  Department  regulations.
The Company and each of its insurance  subsidiaries  generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $57,121,  $30,808, and $39,914 in 1999, 1998 and 1997, respectively.  At December 31, 1999 and 1998 the Company had a tax recoverable from AZOA of $3,251 and $3,030, respectively.

At December 31, 1999 and 1998,  the Company had a tax  recoverable  separate  from the  agreement  with AZOA in the amount of
$7,233 and $1,030,  respectively.  These amounts are for foreign taxes and Life USA taxes recoverable prior to the purchase by the
Company.


24

Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)



(9) Related Party Transactions

In conjunction with the purchase of LifeUSA on October 1, 1999, the Company received a capital contribution from AZOA in the amount of $423,186.

The Company  reimbursed AZOA $3,582,  $2,495, and $2,519 in 1999, 1998 and 1997,
respectively, for certain administrative and investment management services performed. The Company's liability to AZOA for such services was $581 and $490 at December 31, 1999 and 1998, respectively.

The Company shares a data center with and receives other system support from affiliated insurance companies. Usage and other system support charges paid by the Company were $902, $1,291 and $2,826 in 1999, 1998 and 1997, respectively. The Company's liability for data center and other system support charges was $157 and $345 at December 31, 1999 and 1998, respectively.

The Company has 200 million authorized shares of preferred stock with a par value of $1 per share. This preferred stock is issuable in series with the number of shares, redemption rights and dividend rate designated by the Board of Directors for each series. Dividends are cumulative at a rate reflective of prevailing market conditions at time of issue and are payable semiannually. Dividend payments are restricted by provisions in State of Minnesota statutes. The Company had 25 million shares of Series A preferred stock outstanding until March 1998, which was held by AZOA with a dividend rate of 6.4% and a book value of $25,000. In March 1998, the Company redeemed and canceled the 25 million shares of Series A preferred stock.

 (10) Employee Benefit Plans

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary
Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $2,025, $756, and $810 in 1999, 1998 and 1997, respectively.

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match 75% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The plan can also declare a profit sharing allocation of up to 5.0% of base pay at year-end based upon the profitability of AZOA. All employees are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has accrued $980, $868, and $1,057 in 1999, 1998 and 1997, respectively, toward planned contributions.

Employees of Life USA also participated in a defined contribution plan, which will be merged with the Allianz Plan effective January 1, 2000. Total Company contributions made subsequent to October 1, 1999 were $329.

The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. The Company's plan obligation at December 31, 1999 and 1998 was $6,532 and $6,352, respectively. This liability is included in "Other liabilities" in the accompanying balance sheet.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(11) Statutory Financial Data and Dividend Restrictions

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and net gain from operations.  Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders.  Additionally, future life and annuity benefit reserves calculated for statutory  accounting do not include provisions for withdrawals.  The NAIC has completed a project to codify  statutory  accounting  practices,  the result of which will  constitute  the primary  source of
"prescribed"  statutory accounting practices.  Accordingly,  that project, which is currently in the process of state adoption and expected to be effective  January 1, 2001,  will change the definition of what comprises  prescribed  versus  permitted  statutory accounting  practices,  and may result in changes to existing  accounting  policies  insurance  enterprises  use to prepare  their statutory  financial  statements.  The Company has not quantified the effects of adopting the NAIC codification on their statutory financial statements.

The differences between  stockholder's  equity and net income reported in accordance with statutory  accounting practices and the accompanying consolidated financial statements as of and for the year ended December 31 are as follows:

                                          Stockholder's equity                           Net income
------------------------------------------------------------------------------------------------------------------------------------
                                             1999           1998           1999             1998              1997
                                             -----          -----          -----            -----             -----
Statutory basis                        $   873,617         654,371         97,768           35,188            72,343
Adjustments:
   Change in reserve basis                (289,261)       (226,145)       (80,952)           2,036           (99,981)
   Deferred acquisition costs              801,763         930,059       (128,296)           2,979            63,742
   Difference in accounting for
   purchase of Life USA                    340,675               0         (6,373)               0                 0
   Net deferred taxes                      (51,356)       (257,903)        82,409           (2,822)          (28,283)
   Statutory asset valuation reserve       236,210         178,011              0                0                 0
   Statutory interest maintenance reserve   43,786          48,697         (4,912)          14,361              7,994
   Modified coinsurance reinsurance              0          (2,358)             0           29,595             81,790
   Unrealized (losses) gains
   on investments                         (136,719)        158,391              0                0                 0
   Nonadmitted assets                        7,411          14,946              0                0                 0
   Deferred income on reinsurance         (186,888)       (106,065)             0                0                 0
   Other liabilities related
   to reinsurance                          (32,998)        (52,337)             0                0                 0
   Valuation allowance on mortgage loans   (11,279)         (9,599)        (1,680)          (1,320)           (1,000)
   Loss from non-insurance subsidiaries          0               0        (11,714)            (618)           (1,260)
   Other                                   (47,881)         10,456         11,613           20,740            18,327
------------------------------------------------------------------------------------------------------------------------------------
      As reported in the accompanying
      consolidated financial statements $1,547,080       1,340,524        (42,137)         100,139           113,672
------------------------------------------------------------------------------------------------------------------------------------

The Company is required to meet minimum  statutory  capital and surplus  requirements.  The Company's  statutory  capital and surplus as of December 31, 1999 and 1998 were in compliance with these  requirements.  The maximum amount of dividends that can be paid by Minnesota  insurance  companies to  stockholders  without  prior  approval of the  Commissioner  of Commerce is subject to restrictions relating to statutory earned surplus,  also known as unassigned funds.  Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement,  minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash  dividends of not more than the greater of 10% of its  beginning of the year  statutory  surplus in any year, or the net gain from operations of the insurer,  not including  realized gains,  for the 12-month period ending the 31st day of the next preceding year. In 1998, the Company paid AZOA dividends on preferred  stock in the amount $729. A common stock dividend of $551 was paid in
1997. Dividends of $49,391 could be paid in 2000 without prior approval of the Commissioner of Commerce.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(11) Statutory Financial Data and Dividend Restrictions (Continued)


Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:

                           Ratio of total adjusted capital to
                           authorized control level risk-based
      Regulatory Event       capital (less than or equal to)
        -------------             ---------------------

    Company action level     2 (or 2.5 with negative trends)
   Regulatory action level                 1.5
  Authorized control level                  1
   Mandatory control level                 0.7

The Company's adjusted capital is in excess of the Company action level as of December 31, 1999 and 1998.

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities, which are prepared on an accounting basis prescribed or permitted by such authorities. Currently, prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements.

(12) Commitments and Contingencies

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. In the opinion of management, the ultimate resolution of such litigation will not have a material effect on the consolidated financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(13) Foreign Currency Translation

The net assets of the Company's  foreign  operations are translated into U.S.  dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation  adjustment reported as a separate component of comprehensive income. An analysis of this account for the respective years ended December 31 follows:

                                                                           1999             1998              1997
------------------------------------------------------------------------------------------------------------------------------------
Beginning amount of cumulative translation adjustments                $    (6,209)          (4,448)           (3,473)
------------------------------------------------------------------------------------------------------------------------------------
Aggregate adjustment for the period resulting from
translation adjustments                                                     2,248           (2,710)           (1,500)
Amount of income tax (expense) benefit for period
related to aggregate adjustment                                              (787)             949               525
------------------------------------------------------------------------------------------------------------------------------------
   Net aggregate translation included in equity                             1,461           (1,761)             (975)
------------------------------------------------------------------------------------------------------------------------------------
Ending amount of cumulative translation adjustments                   $    (4,748)          (6,209)           (4,448)
------------------------------------------------------------------------------------------------------------------------------------
Canadian foreign exchange rate at end of year                              0.6924           0.6535            0.6992
------------------------------------------------------------------------------------------------------------------------------------


Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(14) Supplementary Insurance Information

     The following table summarizes certain financial information by line of business for 1999, 1998 and 1997:

                                                                             As of December 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Future policy                          Other
                                                          Deferred       benefits,                           policy
                                                           policy         losses,                          claims and
                                                         acquisition    claims and        Unearned          benefits
                                                            costs      loss expense       premiums           payable
------------------------------------------------------------------------------------------------------------------------------------
1999:

Life                                                   $  231,927      1,874,904            3,049           116,569
Annuities                                                 561,966      7,728,072                0             1,771
Accident and health                                         7,870              0           45,964           809,575
------------------------------------------------------------------------------------------------------------------------------------
                                                       $  801,763      9,602,976           49,013           927,915
------------------------------------------------------------------------------------------------------------------------------------

1998:

Life                                                   $  217,262      1,445,844            3,859            97,647
Annuities                                                 694,388      3,588,491                0             1,727
Accident and health                                        18,409              0           49,919           671,472
------------------------------------------------------------------------------------------------------------------------------------
                                                       $  930,059      5,034,335           53,778           770,846
------------------------------------------------------------------------------------------------------------------------------------

1997:

Life                                                   $  189,971      1,297,269            5,215            63,572
Annuities                                                 717,721      3,251,829                0             1,881
Accident and health                                        19,388              0           44,953           487,660
------------------------------------------------------------------------------------------------------------------------------------
                                                       $  927,080      4,549,098           50,168           553,113
------------------------------------------------------------------------------------------------------------------------------------



Allianz Life Insurance Company of North America
And Subsidiaries
Notes to Consolidated Financial Statements (continued)

December 31, 1999, 1998 and 1997 (in thousands, except share data)


(14) Supplementary Insurance Information (Continued)

                                                              For the year ended December 31
------------------------------------------------------------------------------------------------------------------------------------
                                            Premium                      Benefits,       Net change
                                            revenue                       claims             in
                                           and other         Net        losses, and        policy             Other
                                           contract      investment     settlement       acquisition        operating
                                        considerations     income        expenses         costs (a)         expenses
------------------------------------------------------------------------------------------------------------------------------------
1999:

Life                                   $  411,743          36,171        319,210           (14,665)         153,281
Annuities                                 143,838         211,432        163,329           133,268          166,715
Accident and health                       527,968          27,257        465,139            10,539          173,910
------------------------------------------------------------------------------------------------------------------------------------
                                       $1,083,549         274,860        947,678           129,142          493,906
------------------------------------------------------------------------------------------------------------------------------------
1998:

Life                                   $  375,055          34,731        306,318           (27,291)         141,705
Annuities                                 172,247         158,458        135,356           23,333           151,719
Accident and health                       506,451          23,877        393,601              979           161,128
------------------------------------------------------------------------------------------------------------------------------------
                                       $1,053,753         217,066        835,275            (2,979)         454,552
------------------------------------------------------------------------------------------------------------------------------------
1997:

Life                                   $  313,078          24,352        230,357           (14,363)          99,913
Annuities                                 188,474         118,028        124,535           (44,924)         186,789
Accident and health                       451,067          19,970        327,526            (4,455)         151,312
------------------------------------------------------------------------------------------------------------------------------------
                                       $  952,619         162,350        682,418           (63,742)         438,014
------------------------------------------------------------------------------------------------------------------------------------
(a)    See note 1 for total gross amortization.


                                     PART C

                                OTHER INFORMATION



Item 24.  Financial Statements and Exhibits

      a.  Financial Statements

          The following financial statements of the Company are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Consolidated  Balance  Sheets as of December 31, 1999 and 1998.
          3. Consolidated Statements of Income for the years ended December 31, 1999, 1998 and 1997.
          4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 1999, 1998 and 1997.
          5. Consolidated Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997.
          6. Notes to Consolidated Financial Statements - December 31, 1999, 1998 and 1997.

          The following financial statements of the Variable Account are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Statements of Assets and  Liabilities  as of December 31, 1999.
          3.  Statements  of  Operations  for the year ended  December 31, 1999.
          4. Statements of Changes in Net Assets for the years ended December 31, 1999 and 1998.
          5.  Notes to Financial Statements - December 31, 1999.


b.   Exhibits

    1.  Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
    2.  Not Applicable
    3.  a. Principal Underwriter Agreement (3)
        b. Selling Agreement
    4.  Individual Variable Annuity Contract(2)
    5.  Application for Individual Variable Annuity Contract(2)
    6.  (i)  Copy of Articles of Incorporation of the Company(1)
        (ii) Copy of the Bylaws of the Company(1)
    7.  Not Applicable
    8.  Form of Fund Participation Agreement
        (i)  Form  of  Fund   Participation  Agreement  between  AIM  Variable
             Insurance Funds, Inc., Allianz Life Insurance Company of North America and NALAC Financial Plans LLC(4)
        (ii) Form of Fund Participation Agreement between Alger American Fund, Allianz Life Insurance Company of North America and Fred Alger and Company(4)
        (iii)Form of Fund Participation Agreement between USAllianz Variable Insurance Products Trust, Allianz Life Insurance Company of North America and BISYS Fund Services Limited Partnership(4)
    9.  Opinion and Consent of Counsel
    10. Independent Auditors' Consent
    11. Not Applicable
    12. Not Applicable
    13. Calculation of Performance Information
    14. Company Organizational Chart
    27. Not Applicable

  (1) Incorporated by reference to Post-Effective Amendment No.  14 to Registrant's Form N-4 electronically filed on October 27, 1995.
  (2) Incorporated by reference to Post-Effective Amendment No.  15 to Registrant's Form N-4 electronically filed on April 19, 1996.
  (3) Incorporated by reference to Post-Effective Amendment No.  17 to Registrant's Form N-4 electronically filed on April 25, 1997.
  (4) Incorporated by reference to Post-Effective Amendment No.  22 to Registrant's Form N-4 electronically filed on November 12, 1999.




Item 25.    Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:

Name and Principal               Positions and Offices
Business Address                 with Depositor
---------------------------      ---------------------------------------
Robert W. MacDonald              Chief Executive Officer
1750 Hennepin Avenue             and Director
Minneapolis, MN  55403

Margery G. Hughes                President and
1750 Hennepin Avenue             Chief Administrative Officer
Minneapolis, MN  55403

Mark A. Zesbaugh                 Senior Vice President
1750 Hennepin Avenue             and Chief Financial Officer
Minneapolis, MN  55403

Lowell C. Anderson               Chairman of the Board
1750 Hennepin Avenue
Minneapolis, MN 55403

Herbert F. Hansmeyer             Director
777 San Marin Drive
Novato, CA 94998

Michael P. Sullivan              Director
7505 Metro Boulevard
Minneapolis, MN 55439

Dr. Gerhard G. Rupprecht         Director
Reinsburgstrasse 19
D-70178
Stuttgart, Germany

Edward J. Bonach                 President-Special Markets Division
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer           Vice President, Corporate Legal Officer
1750 Hennepin Avenue             and Secretary
Minneapolis, MN 55403

Robert S. James                  President-Individual Insurance Division
1750 Hennepin Avenue
Minneapolis, MN 55403

Paul M. Howman                   Vice President, Underwriting
1750 Hennepin Avenue
Minneapolis, MN 55403

Rev. Dennis J. Dease             Director
c/o University of St.Thomas
2115 Summit Ave.
Box AQU100
St. Paul, MN 55105-1096

James R. Campbell                Director
c/o Norwest Center
Sixth & Marquette
Minneapolis, MN 55479-0116

Robert M. Kimmitt                Director
c/o Wilmer, Cutler & Pickering
2445 M Street, N.W.
Washington, DC 20037-1420


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


The Company  organizational chart is included herein.


Item 27.     Number of Contract Owners


As of February 29, 2000, there were 17,345 qualified Contract Owners and 36,659 non-qualified Contract Owners with Contracts in the Separate Account.


Item 28.     Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

     a. USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:

         Allianz Life Variable Account A
         Preferred Life Variable Account C

     b. The following are the officers (managers) and directors (Board of Governors) of USAllianz Investor Services, LLC:


Name & Principal          Positions and Offices
Business Address          with Underwriter
----------------------    --------------------------
Christopher H. Pinkerton  President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas B. Clifford        Vice President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer    Vice President, Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke       Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael M. Ahles          Vice President and Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Lawrance C. Skibo         Executive Vice President
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine Q. Farley       Vice President
1750 Hennepin Avenue
Minneapolis, MN 55403

Brian A. Jeffs            Regional Vice President
1750 Hennepin Avenue
Minneapolis, MN 55403

Robert S. James           Director
1750 Hennepin Avenue
Minneapolis, MN 55403


     c.  Not Applicable

Item 30.     Location of Accounts and Records


Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, 55403 and Delaware Valley Financial Services, USAllianz Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.


Item 31.     Management Services

Not Applicable

Item 32.     Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                                 REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 17th day of April, 2000.

                                   ALLIANZ LIFE
                                   VARIABLE ACCOUNT B
                                   (Registrant)


                                   By: ALLIANZ LIFE INSURANCE COMPANY
                                       OF NORTH AMERICA
                                       (Depositor)


                                   By: /S/ MICHAEL T. WESTERMEYER
                                       --------------------------


                                       ALLIANZ LIFE INSURANCE COMPANY
                                       OF NORTH AMERICA


                                   By: /S/ MICHAEL T. WESTERMEYER
                                       --------------------------



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


Signature and Title
Lowell C. Anderson*          Chairman of the Board          04/17/2000
Lowell C. Anderson                                              Date

Robert W. MacDonald*         Director and                   04/17/2000
Robert W. MacDonald          Chief Executive Officer            Date

Margery G. Hughes*           President and                  04/17/2000
Margery G. Hughes            Chief Administrative Officer       Date

Mark A. Zesbaugh*            Senior Vice President and      04/17/2000
Mark A. Zesbaugh             Chief Financial Officer            Date

Herbert F. Hansmeyer*        Director                       04/17/2000
Herbert F. Hansmeyer                                            Date

Michael P. Sullivan*         Director                       04/17/2000
Michael P. Sullivan                                             Date

Gerhard G. Rupprecht*        Director                       04/17/2000
Gerhard G. Rupprecht                                            Date

Rev. Dennis J. Dease*        Director                       04/17/2000
Rev. Dennis J. Dease                                            Date

James R. Campbell*           Director                       04/17/2000
James R. Campbell                                               Date

Robert M. Kimmitt*           Director                       04/17/2000
Robert M. Kimmitt                                               Date


                                    *By    Power of Attorney


                                     By: /S/ MICHAEL T. WESTERMEYER
                                     ------------------------------
                                           Michael T. Westermeyer
                                           Attorney-in-Fact

                                    EXHIBITS

                                       TO

                     POST-EFFECTIVE AMENDMENT NO.    23

                                       TO

                                    FORM N-4

                         ALLIANZ LIFE VARIABLE ACCOUNT B

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                                INDEX TO EXHIBITS



Exhibit                                                            Page

EX-99.B3.b  Principal Underwriter Agreement

EX-99.B9    Opinion and Consent of Counsel

EX-99.B10   Independent Auditors' Consent

EX-99.B13   Calculation of Performance Information

EX-99.B14   Company Organizational Chart